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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-1355

The Alger Funds
(Exact name of registrant as specified in charter)

111 Fifth Avenue New York, New York			10003
(Address of principal executive offices)			(Zip code)

Mr. Hal Liebes Fred Alger Management, Inc. 111 Fifth Avenue New York, New York 10003
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-806-8800

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2008

ITEM 1.  REPORT(S) TO STOCKHOLDERS.

See important notice on page 1

Alger LargeCap Growth Fund | Alger SmallCap Growth Fund | Alger Balanced Fund | Alger MidCap Growth Fund | Alger Capital Appreciation Fund | Alger Health Sciences Fund | Alger SmallCap and MidCap Growth Fund | Alger Core Fixed-Income Fund | Alger Growth Opportunities Fund | Alger Money Market Fund

The Alger Funds

SEMI-ANNUAL REPORT

April 30, 2008

(Unaudited)

Table Of Contents

THE ALGER FUNDS

Letter to Our Shareholders	2

Fund Highlights	14

Portfolio Summary	23

Schedules of Investments	24

Statements of Assets and Liabilities	69

Statements of Operations	72

Statements of Changes in Net Assets	75

Financial Highlights	80

Notes to Financial Statements	112

Additional Information	132

Important Notice

Effective late-September 2008, The Spectra Funds, a family of funds also advised by Fred Alger Management, Inc., will be renamed as "Alger" funds and will be included in The Alger Family of Funds. This action will add five new investment options to the Alger Family.

The purpose of this change is to align all the Fred Alger Management-advised mutual funds more closely with the "Alger" brand. Fred Alger Management will continue as the investment adviser, and we anticipate no changes to the portfolio managers.

Commencing in September 2008, as shareholders of The Alger Funds, you will have the ability to exchange into any of the funds in The Alger Family of Funds (subject to relevant prospectus restrictions).

We are excited about these changes and the broader investment options you will now have access to. Thank you for your continued support.

Before investing, carefully consider a fund's investment objective, risks, charges, and expenses. For a prospectus containing this and other information about The Spectra Funds call us at (800) 711-6141 or visit us at www.spectrafund.com. For a prospectus containing more information about The Alger Funds call us at (800) 992-3863 or visit us at www.alger.com. Read the prospectus carefully before investing. Exchanging between mutual funds can be a taxable event. Fred Alger & Company, Incorporated, Distributor. Member NYSE, SIPC.

Dear Shareholders,  May 30, 2008

Typically, halfway through the fiscal year is not the time to start making predictions. Those often rose-tinged foresights are usually better saved for year-end when the turbulence and froth of a hectic year have begun to settle down and investors have started to relax in an atmosphere of seasonal and consumer-driven glad tidings.

However, finding any reason to relax — much less celebrate — at our previous fiscal year-end proved difficult. Following one of the strongest growth-driven markets in years — with the Dow Jones Industrial Averagei spending several days above 14,000 — the end of 2007 saw the markets take a severe tailspin fueled by the subprime debacle and subsequent mass paranoia, only to worsen in early 2008. Only in the past month has the fallout begun to subside, providing investors with much needed breathing room.

So, while we'll save our broad predictions for another six months, we feel optimistic enough to reflect on why we think the worst of this cycle may be behind us, and why the recent downturn may actually provide investors with an opportunity to take advantage of what we are calling an "if only" market.

First Quarter Blues

The beginning of 2008 was remarkably painful in the markets, both in the United States and globally. Fall-out from the subprime mess touched almost every aspect of the economy, and reached well beyond the financial sector. The sell-off happened rapidly and with little fanfare, and few names or investors escaped unscathed. Without question, economic data for January was almost completely grim: an anemic jobs report that showed the first contraction (-17,000) of the labor force since 2003, although the unemployment rate did tick down to 4.9%; a preliminary reading of GDP growth for the last quarter of 2007 that showed the economy barely expanding at 0.6%.

It would be nice to say that the markets took these data points in stride. They did not. In fact, through the first week of February, both the S&P 500ii (down 9.3%) and the Nasdaqiii (down 13.2%) had their worst performance ever for the beginning of the year. While markets often end the year up when they begin the year down, the depth, speed, and intensity of the sell-off in January and early February hardly instilled investors with an optimistic sense of what lay ahead.

As of this writing, whether the economy as a whole ever officially entered a statistical recession or not seems beside the point. A significant majority of the American public — not to mention investors abroad — believed that it did, with investors feeling a significant psychological impediment to the aggressive devil-may-care spending of years past. Perception — particularly in the early months of 2008 — dictated that Wall Street earnings expectations for the year ahead were unrealistically high, with future growth likely to be minimal or non-existent.

Now, at the halfway mark of the fiscal year, it would be presumptuous to imply that the pain experienced during the first months of the year is over. Bear Stearn's meltdown may — or may not — be an isolated institutional failure, and repercussions from the fall-out may be felt throughout this year, and perhaps even into the next. As investors, we think that it's wise in the current market climate to take a conservative view of the economy and future earnings. At a time when negative results trigger sharp stock sell-offs and good results fade quickly, investors are well served by assessing base case and bear scenarios rigorously and steering clear of names where the downside risk outweighs the upside potential.

The above being said, we think there are certainly positives to consider, particularly concerning growth equity investing. Stocks and the economy do not necessarily move in sync, and few believe that we are looking at a protracted or steep economic contraction. Corporate balance sheets appear as stable and clean as they have ever been, with little debt and lots of cash. And the equity markets have already priced in most negative economic scenarios. In fact, we believe that years from now, today's market may be seen as one of the great "if only" markets: a missed opportunity for those who withdrew and have yet to re-enter; and a boom time for those was have returned or "stuck it out."

The "If Only" Market

What exactly is an "if only" market? It is a market looked back upon wistfully by those not in it, who mutter to themselves, "If only I had known then what I know now, I would have bought, bought, and bought some more." And then they sigh, and say even more quietly, "If only..."

This is not a judgment call on the next few months. The markets have been trading sideways since early February and may even "violate" the lows of January and go down sharply. However, in our view, the markets have been witnessing a classic financial crisis unfolding in the context of a softening domestic economy. Unlike previous crises, however, the present issues are offset by a climate of global strength that benefits the earnings potential of many U.S.-listed companies. It is also occurring in a world awash in liquidity and where interest rates are historically low.

Typically, in periods of market flight, it is rare for growth managers to do particularly well, especially when the selling is not based on weak fundamentals. However, stock declines notwithstanding, the composition of many of our portfolios suggest strong earnings and revenue growth, certainly when compared to the S&P 500, as well as price-to-earnings-growth ratios that we believe are quite reasonable.

Investors discounting the possibility of future growth — a typical reaction in negative markets — have themselves created buying opportunities. Some companies we follow have sold off as much as 30% or more with forward earnings still looking to be above 20%. In many cases, that leads to buy points for growth stocks at unusually low prices.

And just to put too fine a point on it, historical evidence shows us that "significantly down" quarters (defined as a decline of 5% or more of the S&P 500 over the last 25 years) rarely happen back-to-back. During the subsequent rebound periods, those markets were more likely to favor growth-style investing.

Our research has shown us that investors who immediately invested after each down quarter fared significantly better than investors who waited to invest only after returns had already improved or enough time for the "markets to stabilize" had passed. So, it's quite possible that, years from now, the second fiscal quarter of 2008 may be viewed as that tremendous quarter in which to have invested, leaving many investors saying, "If only I had gotten in then."

Portfolio Matters

Alger LargeCap Growth Fund

The Alger LargeCap Growth Fund returned -11.78 for the six months ended April 30, 2008, compared with a return of -9.28% for the Russell 1000 Growth Indexiv.

Information Technology represented an average weight of 31.10%. The Fund was overweight compared to the benchmark, but outperformed in this sector, despite a decidedly down market for tech stocks. Strong performers included Research In Motion, Ltd., manufacturer of the Blackberry and other wireless communication products, Take-Two Interactive Software, Inc., a leading developer and distributor of video and computer games, and Broadcom Corporation, a supplier of integrated circuits. In this sector, the Fund saw detractors from Cisco Systems, Inc., and Microsoft Corp.

At an average weight of 16.62%, the Fund was slightly overweight the benchmark, but outperformed in the Health Care sector. Leading contributors included Zimmer Holdings, Inc., a world leader in orthopaedics and joint replacement solutions, St. Jude Medical, Inc., one of the nation's most admired medical and precision equipment companies, and Celgene Corp., a biopharmaceutical company developing innovative cancer therapies. Less impressive performances were seen from pharmaceutical distributors Merck & Co. Inc., and Schering-Plough Corp.

At an average weight of 11.08%, the Fund was underweight the benchmark in the Industrials sector and outperformed. BE Aerospace, the world's leading manufacturer of cabin interior products for commercial aircraft, Fluor Corporation, an engineering, construction, and maintenance services organizations, and First Solar, Inc., a manufacturer of thin film solar modules for solar power plants, were the key performers in this sector. Detractors included Boeing, Inc. the world's leading aerospace company, and General Electric Co.

In the Consumer Discretionary sector, at an average weight of 8.51%, the Fund was underweight and underperformed the benchmark. The Fund was negatively impacted by a steep drop in GPS device manufacturers due to a bidding war between competitors TomTom N.V. and Garmin, Ltd., as well as worries about intensifying competition from cell phones. The Fund did see solid contributions from E.W. Scripps Co., and DreamWorks Animation SKG, Inc., however, MGM MIRAGE resorts was another significant detractor.

Alger SmallCap Growth Fund

The Alger SmallCap Growth Fund returned -18.27% for the six months ended April 30, 2008, compared to the Russell 2000 Growth Indexv which returned -14.14%.

In the Information Technology sector, the Fund, at an average weight of 24.03%, was slightly underweight compared to the benchmark, and underperformed. While the Fund saw solid contributors from software manufacturers Solera Holdings Inc. and THQ, Inc., they were not enough to offset weaker performances from Novatel Wireless, Inc., VeriFone Holdings, Inc., the global leader in secure electronic payment technologies, and DealerTrack Holdings, Inc., a leading provider of on-demand software and data solutions for the automotive retail industry in the United States.

At an average weight of 17.30%, the Fund was underweight but outperformed the benchmark in Health Care despite an increasingly difficult market. The Fund saw particularly strong performances from Illumina, Inc., a developer of genomic and proteomic analysis tools, and pharmaceutical screening applications, Adams Respiratory Therapeutics, Inc., a developer of prescription pharmaceuticals for the treatment of respiratory disorders, and Savient Pharmaceuticals, Inc., a biopharmaceutical company focused on developing products that target unmet medical needs. In this sector, the Fund saw less prominent performances within the biotech area from Progenics Pharmaceuticals, Inc., a developer of products for the treatment of cancer and viral diseases, OMRIX Pharmaceuticals, Inc., a leading developer of biosurgical and immunotherapy products, and in equipment and supplies from Inverness Medical Innovations, Inc., a manufacturer of women's health, cardiology, and infectious disease products.

At an average weight of 15.10%, the Fund was underweight but outperformed the benchmark in the Industrials sector. Solid performers were FTI Consulting, Inc., a global business advisory firm, Bucyrus International, Inc., a world leader in the manufacture of draglines, drills and shovels for the surface mining industry, and JA Solar Holdings Co., Ltd., a China-based manufacturer of high-performance solar cells. In this sector, the Fund saw detractors in URS Corporation, one of the world's largest engineering design services firms, and AirTran Holdings, the company that owns and operates the low-cost AirTran Airways.

In the Consumer Discretionary sector, the Fund, at an average weight of 13.39% was underweight the benchmark but outperformed. Top performers in this sector were the discount online travel provider priceline.com, Inc., Deckers Outdoor Corp., a manufacturer of function-oriented, high-performance outdoor footwear, and LKQ Corp., a provider of recycled components to repair light vehicles in the United States. Weaker performers in this sector came from GSI Commerce, Inc., an e-commerce company specializing in developing online shopping sites for retail companies, bebe Stores, Inc. a manufacturer of contemporary women's apparel, and Life Time Fitness, Inc., a national chain of fitness centers.

Alger Balanced Fund

The Alger Balanced Fund returned -8.11% for the six months ended April 30, 2008, compared to the Russell 1000 Growth Index return of -9.28%.

The Fund's largest sector exposure was in Information Technology. At an average weight of 28.90%, the Fund was overweight and outperformed the benchmark. Top performers in this sector included Qualcomm, Inc., a global provider of integrated wireless applications and services, Take-Two Interactive Software, Inc., and Broadcom Corporation. Less prominent performers in this sector included Microsoft Corp., Google, Inc., and Cisco Systems, Inc.

In the Health Care sector, at an average weight of 16.94%, the Fund was overweight the benchmark and outperformed. In this sector, the Fund saw stronger contributions in health care equipment and supplies. Contributors included: Covidien Ltd., one of the largest healthcare devices and supplies companies worldwide, Zimmer Holdings, Inc., and St. Jude Medical, Inc. Lesser performances came from providers and services including Unitedhealth Group, Inc., a leader in the health and well-being industry, Brookdale Senior Living, Inc., the leading assisted living services provider, and the pharmaceutical company Schering-Plough Corp.

Our holdings in the Industrials sector, at an average weight of 11.69%, were slightly underweight but outperformed the benchmark. Significant performers in this sector were General Dynamics Corp., the sixth largest defense contractor in the world, McDermott International, Inc., a leading worldwide energy services company, and First Solar, Inc. In this sector, detractors included Boeing, Inc. the world's leading aerospace company, and General Electric Co.

Fund holdings in the Consumer Discretionary category, at an average weight of 11.33%, were marginally underweight the benchmark, and underperformed. Despite adequate contributions from E.W. Scripps Company, an American media conglomerate with ownership of more than 17 U.S. newspapers, and DreamWorks Animation SKG, Inc., the Fund suffered lackluster performances including IAC/InterActiveCorp., the world's leading multi-brand interactive commerce company, TomTom N.V., and Starbucks Corp.

For the six months ended April 30, 2008, the fixed income portion of the Alger Balanced Fund returned 2.06% versus the Lehman Government/Credit Bond Indexvi return of 4.13%. As of April 30, 2008, 39% of the fixed income portion of the portfolio was in corporate securities, 35% in mortgage/asset-backed securities, 12% in U.S. Treasuries, 11% in government agencies and 3% in cash.

Alger MidCap Growth Fund

For the six months ended April 30, 2008, the Alger MidCap Growth Fund returned -15.77% compared to the Russell MidCap Growth Indexvii with a return of -8.44%.

The Fund, at an average weight of 24.03%, had a significant exposure in Information Technology. This weighting was overweight the benchmark and marginally underperformed. Despite good performances from Research In Motion, Ltd., Solera Holdings Inc., and Take-Two Interactive Software, Inc., the Fund showed less than satisfactory returns from Tessera Technologies, Inc., a leading provider of miniaturization technologies for the electronics industry, DealerTrack Holdings, Inc., and Apple, Inc.

At an average weight of 14.54%, the Fund was overweight the benchmark in the Health Care sector, and underperformed. Significant detractors included Metabolix, Inc., a biotech manufacturer of sustainable, environmentally-friendly plastics and chemicals, Allscripts Healthcare Solutions, Inc., a provider of management services and solutions for physicians, hospitals, and clinical education, and Inverness Medical Innovations, Inc. Stronger contributions in this sector primarily came from biotechnology providers including United Therapeutics Corp., Pharmion Corp., a global pharmaceutical company, and Celgene Corp.

In Consumer Discretionary the Fund, at an average weight of 14.14%, was underweight the benchmark and underperformed. GPS manufacturers Garmin Ltd., and TomTom N.V. were among the largest detractors, along with the auction house Sotheby's. The Fund did see solid contributions in the specialty retail space from GAME Group, PLC, Europe's leading retailer of video game products, and clothing retailer J. Crew Group, Inc.

The Fund was underweight the benchmark, at an average weight of 13.79%, in the Industrials sector but outperformed. Strong contributors included solar energy equipment providers JA Solar Holdings Co. Ltd., and First Solar, Inc., as well as TeleTech Holdings, Inc., a global business process company providing outsourced e-commerce services. The Fund did have less prominent performers in this sector, including BE Aerospace Inc., the world's leading manufacturer of cabin interior products for commercial aircraft, Textron, Inc. a global network of aircraft, industrial and finance businesses, and Shaw Group, Inc., an engineering company focused on piping, energy, and nuclear power.

Alger Capital Appreciation Fund

The Alger Capital Appreciation Fund returned -11.85% for the six months ended April 30, 2008, compared to the Russell 3000 Growth Indexviii return of -9.68%.

Information Technology represented an average weight of 28.07% of the Fund's holdings, an overweight to the benchmark, but outperformed. Leading contributors included Research in Motion, Ltd., Solera Holdings, Inc., and Broadcom Corp. The first half of the fiscal year showed mixed returns in this sector reflected in weaker performances including ON Semiconductor Corp., a leading provider of semiconductor components, Tessera Technologies, Inc., and DealerTrack Holdings, Inc.

In the Health Care sector, the Fund, at an average weight of 14.68%, was underweight compared to the benchmark but outperformed. Illumina, Inc., Celgene Corp., and United Therapeutics Corp. were among the top performers. The Fund saw poorer returns in this sector from the pharmaceutical leader Merck & Co., Inc., insurance provider Aetna, Inc., and Inverness Medical Innovations, Inc.

At an average weight of 11.70%, the Fund was underweight the benchmark in the Industrials sector but outperformed. The Fund saw substantial contributions from JA Solar Holdings Co., Ltd., First Solar, Inc., and BE Aerospace Inc. Detractors

included Oshkosh Corporation, a manufacturer of trucking and specialty vehicles worldwide, and Boeing Co.

At an average weight of 11.42%, the Fund was underweight the benchmark in the Consumer Discretionary sector and underperformed. While the Fund had promising returns from Deckers Outdoor Corp., and LKQ Corp., it could not withstand lesser performances including Accor SA, one of the world's largest hotel groups, Sotheby's, and TomTom N.V.

Alger Health Sciences Fund

The Alger Health Sciences Fund returned -9.66% for the six months ended April 30, 2008, compared to the S&P 500 Index return of -9.64%.

The first half of fiscal 2008 was a challenging year for health sciences, as the Fund's exposure to high quality, high valuation, growth stocks came under pressure. From a macro perspective, the relative earnings momentum of healthcare was less attractive than other sectors. Excluding energy and financials, the greater market grew earnings at around 10% over this period while healthcare only grew in the single digits. On the plus side, the Fund was less exposed to two sub-sectors that most pundits were predicting as safe havens: Pharmaceuticals and Managed Care/Services. However, the sector certainly suffered its share of credit-market woes, often performing in contrast to investor expectations. Small cap health stocks were out of favor early in the year and the sector suffered as well from negative perceptions to cholesterol franchise concerns. During the first half of the fiscal year we increased our positions in less economically sensitive equities that offered solid risk-reward profiles, and we also remained in a number of high-valued, high growth stocks that continued to beat expectations.

Strong contributors in biotechnology included BioMarin Pharmaceutical, Inc., a developer of innovative biopharmaceuticals for serious diseases, Celgene Corp., United Therapeutics Corp., Pharmion, and Savient Pharmaceuticals, Inc. Detractors included Progenics Pharmaceuticals, Inc., and OMRIX Pharmaceuticals, Inc.

The Fund saw mixed performances in health care equipment and supplies with strong contributions from St. Jude Medical Inc., and Covidien Ltd. offset by weaker performances from Northstar Neuroscience, Inc., a pioneer in the development of cortical stimulation therapies, and Inverness Medical Innovations, Inc.

Pharmaceuticals during the period were dominated by substandard performances including Merck & Co., Inc., Cadence Pharmaceuticals, Inc. and Schering-Plough, Corp. An exception was the strong contribution by Adams Respiratory Therapeutics, Inc.

Alger SmallCap and MidCap Growth Fund

The Alger SmallCap and MidCap Growth Fund returned -16.19% for the six months ended April 30, 2008, compared to the Russell 2500 Growth Indexix return of -11.37%.

In the Information Technology sector, the Fund, at an average weight of 22.45%, was overweight the benchmark and underperformed with lackluster performances from VeriFone Holdings, Inc., DealerTrack Holdings, Inc., and Novatel Wireless, Inc. The Fund did see stronger returns from Solera Holdings, Inc., and NCR Corp.

The Fund's holdings in the Health Care sector, at an average weight of 18.04%, were overweight the benchmark but underperformed. Detractors included Northstar Neuroscience, Inc., Inverness Medical Innovations, Inc., and Omrix Biopharmaceuticals. The Fund did see solid contributions in this sector from Adams Respiratory Therepeutics, Inc., and Illumina, Inc., among others.

The Fund, at an average weight of 14.92%, was underweight the benchmark in the Consumer Discretionary sector, but outperformed with key contributions from priceline.com, Inc., LKQ Corp., and the retailer Urban Outfitters, Inc. Less prominent performances in this sector included Iconix Brand Group, Inc., a designer, marketer, and distributor of leisure and fashion footwear, and internet retailer Shutterfly, Inc.

In the Industrials sector, the Fund, with an average weight of 14.76%, was underweight the benchmark but outperformed it. FTI Consulting, Inc., a global business advisory firm that provides critical legal, financial and reputational advice, Bucyrus International, Inc., and JA Solar Holdings Co., Ltd. were top performers in this sector. Detractors included URS Corp., and AirTran Holdings, Inc.

Alger Core Fixed-Income Fund

The U.S. Treasury Yield curve exhibited massive steepening for the semi-annual period ending April 30, 2008, as the Fed continued its aggressive approach to both easing the credit crisis and trying to stimulate a meaningful economic recovery. During this period, the Fed eased its Overnight Target Lending Rate a total of 250 bps (basis points) to 2.00% and facilitated a much needed emergency bailout of Bear Stearns to keep both world financial markets and the U.S. economy on track. The U.S. Two-Year Treasury yield fell 169 bps to 2.25% and the U.S. Five-Year Treasury Yield fell 116 bps to 3.01%. As the U.S. financial market regains its footing, we expect the Fed to face further challenges balancing growth and increasing price pressures.

For the six months ending April 30, 2008, the Fund returned 2.62% compared to the Lehman Brothers Intermediate U.S. Government/Credit Bond Indexx return of 4.45%. As of April 30, 2008, 33% of all holdings in the Fund were in corporate securities, 9% in mortgage/asset-backed securities, 21% in U.S. Treasuries, 9% in government agencies and 28% in cash.

The Board of Trustees of the Alger Funds has approved the liquidation of Alger Core Fixed-Income Fund. On May 15, 2008, the Fund was closed to further investment, excluding reinvestment of any dividends and distributions. It is anticipated that the Fund's assets will be liquidated on or about June 27, 2008, and the proceeds distributed to investors on or about June 30, 2008.

The Alger Growth Opportunities Fund

The Alger Growth Opportunities Fund had its inception on March 3, 2008. The Fund invests primarily in equity securities of small, fast growing companies that the Manager believes offer innovative products, services or technologies to a rapidly-expanding marketplace. Although the Fund may invest without limit in companies of any size, the Fund focuses on companies that, at the time of purchase of the securities, have a total market capitalization not exceeding the highest market capitalization of companies included in the Russell 2500 Growth Index, as reported by the index as of the most recent quarter-end. This index is designed to track the performance of small and medium capitalization stocks.

In Summary

There may still be continued fall-out in the credit markets; the U.S. economy may remain weak or even contract in the coming quarters; but the long-term investing climate for stocks strikes us as extremely favorable given both the global profit growth, reasonable valuations, and signs that not all areas of the U.S. economy are impacted by the twin blows of the housing crisis and the credit crunch. To reiterate, we firmly believe that years from now, the present could be seen as one of the great "if only" markets, a time when the stocks of quality growth companies could be purchased at deep discounts and deliver returns that most investors dream of but never quite attain.

Respectfully submitted,

Daniel C. Chung

Chief Investment Officer

i  The Dow Jones Industrial Average is an index of common stocks comprised of major industrial companies and assumes reinvestment of dividends. It is frequently used as a general measure of stock market performance.

ii  Standard & Poor's 500 Index is an index of the 500 largest and most profitable companies in the United States.

iii  The Nasdaq Composite Index is a market value-weighted index that measures all domestic and non-U.S.-based securities listed on the Nasdaq stock market.

iv  The Russell 1000 Growth Index is an unmanaged index designed to measure the performance of the largest 1000 companies in the Russell 3000 Index with higher price-to-book ratios and higher forecasted growth values. The Russell 3000 Index measures the performance of the 3000 largest U.S. companies based on the total market capitalization, which represents 98% of the U.S. Equity Market.

v  The Russell 2000 Growth Index is an unmanaged index designed to measure the performance of the 2000 smallest companies in the Russell 3000 Index with higher price-to-book ratios and higher forecasted growth values.

vi  Lehman Brothers Government/Credit Bond Index is an index designed to track performance of government and corporate bonds.

vii  The Russell Midcap Growth Index is an unmanaged index designed to measure the performance of the 800 smallest companies in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values.

viii  The Russell 3000 Growth Index is an unmanaged index designed to measure the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values.

ix  The Russell 2500 Growth Index is an unmanaged index designed to measure the performance of the 2500 smallest companies in the Russell 3000 Index with higher price-to-book ratios and higher forecasted growth values.

x  Lehman Brothers Intermediate U.S. Government/Credit Bond Index is an index designed to track performance of intermediate government and corporate bonds.

Investors cannot invest directly in an index. Index performance does not reflect the deduction for fees, expenses or taxes.

This report and the financial statements contained herein are submitted for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus for the Fund. Fund performance returns represent the fiscal six month period return of Class B shares prior to the deduction of any sales charges and include the reinvestment of any dividends or distributions. The performance data quoted represents past performance, which is not an indication or guarantee of future results. Standard performance results can be found on the following pages. The investment return and principal value of an investment in a fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. For performance data current to the most recent month-end, visit us at www.alger.com, or call us at (800) 992-3863.

The views and opinions of the Fund's management in this report are as of the date of the Shareholders letter and are subject to change at any time subsequent to this date. There is no guarantee that any of the assumptions that formed the basis for the opinions stated herein are accurate or that they will materialize. Moreover, the information forming the basis for such assumptions is from sources believed to be reliable; however, there is no guarantee that such information is accurate. Any securities mentioned, whether owned in a fund or otherwise, are considered in the context of the construction of an overall portfolio of securities and therefore reference to them should not be construed as a recommendation or offer to purchase or sell any such security. Inclusion of such securities in a fund and transactions in such securities, if any, may be for a variety of reasons, including without limitation, in response to cash flows, inclusion in a benchmark and risk control. The reference to a specific security should also be understood in such context and not viewed as a statement that the security is a significant holding in a portfolio. Please refer to the Schedule of Investments for each fund which is included in this report for a complete list of fund holdings as of April 30, 2008. Securities mentioned in the Shareholders letter, if not found in the Schedule of Investments, were held by the Fund during the six months ended April 30, 2008.

A Word About Risk

Growth stocks tend to be more volatile than other stocks as the price of growth stocks tends to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments. Investing in the stock market involves gains and losses and may not be suitable for all investors. Stocks of small- and mid-sized companies are subject to greater risk than stocks of larger, more established companies owing to such factors as limited liquidity, inexperienced management, and limited financial resources. Funds that invest in fixed-income securities, such as the Core Fixed-Income Fund, are subject to the fixed-income securities' sensitivity to interest rate movements; their market values tend to fall when interest rates rise and to rise when interest rates fall. These funds are also subject to the risk of a decline in the value of the fund's securities in the event of an issue's falling credit rating or actual default. Funds that participate in leveraging, such as the Capital Appreciation, SmallCap and MidCap and Health Sciences Funds, are subject to the risk that borrowing money to leverage will exceed the returns for securities purchased or that the securities purchased may actually go down in value; thus, the funds' net asset value can decrease more quickly than if the fund had not borrowed. For a more detailed discussion of the risks associated with a Fund, please see the Fund's Prospectus.

Before investing, carefully consider a fund's investment objective, risks, charges, and expenses. For a prospectus containing this and other information about The Alger Funds call us at (800) 992-3863 or visit us at www.alger.com. Read it carefully before investing. Fred Alger & Company, Incorporated, Distributor. Member NYSE, SIPC.

NOT FDIC INSURED. NOT BANK GUARANTEED. MAY LOSE VALUE.

FUND PERFORMANCE AS OF 3/31/08 (Unaudited)

AVERAGE ANNUAL TOTAL RETURNS

	1 YEAR	5 YEARS	10 YEARS	SINCE INCEPTION
Alger LargeCap Class A
(Inception 1/1/97)	(4.77%)	10.36%	3.18%	6.18%
Alger LargeCap Class B
(Inception 11/11/86)	(5.09%)	10.49%	3.11%	10.57%
Alger LargeCap Class C
(Inception 8/1/97)	(1.08%)	10.77%	2.97%	3.84%
Alger SmallCap Class A
(Inception 1/1/97)	(12.24%)	16.36%	(0.10%)	1.62%
Alger SmallCap Class B
(Inception 11/11/86)	(12.53%)	16.56%	(0.13%)	9.26%
Alger SmallCap Class C
(Inception 8/1/97)	(9.00%)	16.78%	(0.26%)	0.33%
Alger Balanced Class A
(Inception 1/1/97)	(4.40%)	7.09%	5.22%	7.28%
Alger Balanced Class B
(Inception 6/1/92)	(4.85%)	7.14%	5.12%	7.92%
Alger Balanced Class C
(Inception 8/1/97)	(0.92%)	7.43%	4.99%	5.52%
Alger MidCap Class A
(Inception 1/1/97)	(3.73%)	14.59%	8.46%	10.38%
Alger MidCap Class B
(Inception 5/24/93)	(3.34%)	14.68%	8.37%	13.50%
Alger MidCap Class C
(Inception 8/1/97)	(0.09%)	14.91%	8.21%	8.84%
Alger Capital Appreciation Class A
(Inception 1/1/97)	(0.36%)	15.27%	5.62%	7.91%
Alger Capital Appreciation Class B
(Inception 11/11/86)	(0.62%)	15.47%	5.56%	12.36%
Alger Capital Appreciation Class C
(Inception 8/1/97)	3.38%	15.68%	5.40%	5.57%
Alger Health Sciences Class A
(Inception 5/1/02)	(4.89%)	15.00%	n/a	11.67%
Alger Health Sciences Class B
(Inception 5/1/02)	(4.98%)	15.31%	n/a	11.77%
Alger Health Sciences Class C
(Inception 5/1/02)	(1.31%)	15.43%	n/a	11.87%
Alger SmallCap and MidCap Class A
(Inception 5/8/02)	(5.86%)	17.93%	n/a	8.97%
Alger SmallCap and MidCap Class B
(Inception 5/8/02)	(6.30%)	18.27%	n/a	9.08%
Alger SmallCap and MidCap Class C
(Inception 5/8/02)	(2.35%)	18.39%	n/a	9.21%
Alger SmallCap and MidCap Class I
(Inception 8/6/07)*	(0.38%)	19.27%	n/a	10.03%
Alger Core Fixed-Income Class A
(Inception 3/1/06)	1.17%	n/a	n/a	2.80%
Alger Core Fixed-Income Class B
(Inception 3/1/06)	0.35%	n/a	n/a	2.06%
Alger Core Fixed-Income Class C
(Inception 3/1/06)	4.57%	n/a	n/a	4.47%

* Historical performance prior to August 6, 2007, inception of the class, is that of the Fund's Class A Shares, which has been adjusted to remove the front-end sales charge imposed by Class A Shares.

ALGER LARGECAP GROWTH FUND

Fund Highlights Through April 30, 2008 (Unaudited)

The chart above illustrates the growth in value of a hypothetical $10,000 investment made in the Alger LargeCap Growth Class B shares and the Russell 1000 Growth Index (an unmanaged index of common stocks) for the ten years ended April 30, 2008. Figures for the Alger LargeCap Growth Class B shares and the Russell 1000 Growth Index include reinvestment of dividends. Performance for the Alger LargeCap Growth Class A and Class C shares will vary from the results shown above due to differences in expenses and sales charges those classes bear.

PERFORMANCE COMPARISON AS OF 4/30/08†

AVERAGE ANNUAL TOTAL RETURNS

	1 YEAR	5 YEARS	10 YEARS	SINCE INCEPTION
Class A (Inception 1/1/97)	(2.86%)	9.85%	3.65%	6.66%
Russell 1000 Growth Index	(0.24%)	9.52%	1.66%	5.30%
Class B (Inception 11/11/86)	(3.13%)	9.96%	3.59%	10.82%
Russell 1000 Growth Index	(0.24%)	9.52%	1.66%	9.80%
Class C (Inception 8/1/97)	0.97%	10.24%	3.45%	4.35%
Russell 1000 Growth Index	(0.24%)	9.52%	1.66%	3.05%

The performance data quoted represents past performance, which is not an indication or a guarantee of future results. The Fund's average annual total returns include changes in share price and reinvestment of dividends and capital gains. The graph and table above do not reflect the deduction of taxes that a shareholder would have paid on fund distributions or on the redemption of fund shares. Investment return and principal will fluctuate and the Fund's shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance quoted. For performance current to the most recent month end, visit us at www.alger.com or call us at (800) 992-3863.

† Returns reflect maximum initial sales charges on Class A shares and applicable contingent deferred sales charges on Class B and Class C shares.

ALGER SMALLCAP GROWTH FUND

Fund Highlights Through April 30, 2008 (Unaudited)

The chart above illustrates the growth in value of a hypothetical $10,000 investment made in the Alger SmallCap Growth Class B shares and the Russell 2000 Growth Index (an unmanaged index of common stocks) for the ten years ended April 30, 2008. Figures for both the Alger SmallCap Growth Class B shares and the Russell 2000 Growth Index, include reinvestment of dividends. Performance for the Alger SmallCap Growth Class A and Class C shares will vary from the results shown above due to differences in expenses and sales charges those classes bear.

PERFORMANCE COMPARISON AS OF 4/30/08†

AVERAGE ANNUAL TOTAL RETURNS

	1 YEAR	5 YEARS	10 YEARS	SINCE INCEPTION
Class A (Inception 1/1/97)	(10.82%)	15.72%	0.34%	2.01%
Russell 2000 Growth Index	(6.69%)	13.33%	2.20%	4.12%
Class B (Inception 11/11/86)	(11.12%)	15.88%	0.32%	9.45%
Russell 2000 Growth Index	(6.69%)	13.33%	2.20%	7.00%
Class C (Inception 8/1/97)	(7.37%)	16.14%	0.20%	0.76%
Russell 2000 Growth Index	(6.69%)	13.33%	2.20%	3.37%

The performance data quoted represents past performance, which is not an indication or a guarantee of future results. The Fund's average annual total returns include changes in share price and reinvestment of dividends and capital gains. The graph and table above do not reflect the deduction of taxes that a shareholder would have paid on fund distributions or on the redemption of fund shares. Investment return and principal will fluctuate and the Fund's shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance quoted. For performance current to the most recent month end, visit us at www.alger.com or call us at (800) 992-3863.

† Returns reflect maximum initial sales charges on Class A shares and applicable contingent deferred sales charges on Class B and Class C shares.

ALGER BALANCED FUND

Fund Highlights Through April 30, 2008 (Unaudited)

The chart above illustrates the growth in value of a hypothetical $10,000 investment made in Alger Balanced Class B shares, the Russell 1000 Growth Index (an unmanaged index of common stocks) and the Lehman Brothers Government/Credit Bond Index (an unmanaged index of government and corporate bonds) for the ten years ended April 30, 2008. Figures for the Alger Balanced Class B shares, the Russell 1000 Growth Index and the Lehman Brothers Government/Credit Bond Index include reinvestment of dividends and/or interest. Performance for the Alger Balanced Class A and Class C shares will vary from the results shown above due to differences in expenses and sales charges those classes bear.

PERFORMANCE COMPARISON AS OF 4/30/08†

AVERAGE ANNUAL TOTAL RETURNS

	1 YEAR	5 YEARS	10 YEARS	SINCE INCEPTION
Class A (Inception 1/1/97)	(3.92%)	6.63%	5.47%	7.53%
Russell 1000 Growth Index	(0.24%)	9.52%	1.66%	5.30%
Lehman Brothers Gov't/Credit Bond Index	7.09%	4.27%	6.00%	6.33%
Class B (Inception 6/1/92)	(4.31%)	6.69%	5.41%	8.09%
Russell 1000 Growth Index	(0.24%)	9.52%	1.66%	8.16%
Lehman Brothers Gov't/Credit Bond Index	7.09%	4.27%	6.00%	6.70%
Class C (Inception 8/1/97)	(0.32%)	6.99%	5.25%	5.78%
Russell 1000 Growth Index	(0.24%)	9.52%	1.66%	3.05%
Lehman Brothers Gov't/Credit Bond Index	7.09%	4.27%	6.00%	6.12%

The performance data quoted represents past performance, which is not an indication or a guarantee of future results. The Fund's average annual total returns include changes in share price and reinvestment of dividends and capital gains. The graph and table above do not reflect the deduction of taxes that a shareholder would have paid on fund distributions or on the redemption of fund shares. Investment return and principal will fluctuate and the Fund's shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance quoted. For performance current to the most recent month end, visit us at www.alger.com or call us at (800) 992-3863.

† Returns reflect maximum initial sales charges on Class A shares and applicable contingent deferred sales charges on Class B and Class C shares.

ALGER MIDCAP GROWTH FUND

Fund Highlights Through April 30, 2008 (Unaudited)

The chart above illustrates the growth in value of a hypothetical $10,000 investment made in Alger MidCap Growth Class B shares and Russell Midcap Growth Index (an unmanaged index of common stocks) for the ten years ended April 30, 2008. Figures for the Alger MidCap Growth Class B shares and Russell Midcap Growth Index include reinvestment of dividends. Performance for the Alger MidCap Growth Class A and Class C shares will vary from the results shown above due to differences in expenses and sales charges those classes bear.

PERFORMANCE COMPARISON AS OF 4/30/08†

AVERAGE ANNUAL TOTAL RETURNS

	1 YEAR	5 YEARS	10 YEARS	SINCE INCEPTION
Class A (Inception 1/1/97)	(2.25%)	14.22%	9.07%	10.80%
Russell Midcap Growth Index	(1.93%)	15.29%	5.75%	8.15%
Class B (Inception 5/24/93)	(1.87%)	14.32%	8.98%	13.82%
Russell Midcap Growth Index	(1.93%)	15.29%	5.75%	10.01%
Class C (Inception 8/1/97)	1.44%	14.55%	8.81%	9.29%
Russell Midcap Growth Index	(1.93%)	15.29%	5.75%	6.70%

The performance data quoted represents past performance, which is not an indication or a guarantee of future results. The Fund's average annual total returns include changes in share price and reinvestment of dividends and capital gains. The graph and table above do not reflect the deduction of taxes that a shareholder would have paid on fund distributions or on the redemption of fund shares. Investment return and principal will fluctuate and the Fund's shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance quoted. For performance current to the most recent month end, visit us at www.alger.com or call us at (800) 992-3863.

† Returns reflect maximum initial sales charges on Class A shares and applicable contingent deferred sales charges on Class B and Class C shares.

ALGER CAPITAL APPRECIATION FUND

Fund Highlights Through April 30, 2008 (Unaudited)

The chart above illustrates the growth in value of a hypothetical $10,000 investment made in Alger Capital Appreciation Class B shares and the Russell 3000 Growth Index (an unmanaged index of common stocks) for the ten years ended April 30, 2008. Figures for the Alger Capital Appreciation Class B shares and the Russell 3000 Growth Index include reinvestment of dividends. Performance for Alger Capital Appreciation Class A and Class C shares will vary from the results shown above due to differences in expenses and sales charges those classes bear.

PERFORMANCE COMPARISON AS OF 4/30/08†

AVERAGE ANNUAL TOTAL RETURNS

	1 YEAR	5 YEARS	10 YEARS	SINCE INCEPTION
Class A (Inception 1/1/97)	1.81%	14.95%	6.10%	8.43%
Russell 3000 Growth Index	(0.79%)	9.78%	1.66%	5.15%
Class B (Inception 11/1/93)	1.66%	15.10%	6.05%	12.75%
Russell 3000 Growth Index	(0.79%)	9.78%	1.66%	7.95%
Class C (Inception 8/1/97)	5.75%	15.32%	5.89%	6.12%
Russell 3000 Growth Index	(0.79%)	9.78%	1.66%	3.03%

The performance data quoted represents past performance, which is not an indication or a guarantee of future results. The Fund's average annual total returns include changes in share price and reinvestment of dividends and capital gains. The graph and table above do not reflect the deduction of taxes that a shareholder would have paid on fund distributions or on the redemption of fund shares. Investment return and principal will fluctuate and the Fund's shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance quoted. For performance current to the most recent month end, visit us at www.alger.com or call us at (800) 992-3863.

† Returns reflect maximum initial sales charges on Class A shares and applicable contingent deferred sales charges on Class B and Class C shares.

ALGER HEALTH SCIENCES FUND

Fund Highlights Through April 30, 2008 (Unaudited)

The chart above illustrates the change in value of a hypothetical $10,000 investment made in Alger Health Sciences Class B shares, with a contingent deferred sales charge of 1%, and the Standard & Poor's 500 Index (an unmanaged index of common stocks) on May 1, 2002, the inception date of the Alger Health Sciences Fund, through April 30, 2008. Figures for both the Alger Health Sciences Class B shares and the Standard & Poor's 500 Index include reinvestment of dividends. Performance for the Alger Health Sciences Class A and Class C shares will vary from the results shown above due to differences in expenses and sales charges those classes bear.

PERFORMANCE COMPARISON AS OF 4/30/08†

AVERAGE ANNUAL TOTAL RETURNS

	1 YEAR	5 YEARS	SINCE INCEPTION
Class A (Inception 5/1/02)	(7.40%)	14.57%	11.95%
S&P 500 Index	(4.68%)	10.62%	6.22%
Class B (Inception 5/1/02)	(7.53%)	14.84%	12.03%
S&P 500 Index	(4.68%)	10.62%	6.22%
Class C (Inception 5/1/02)	(3.95%)	14.95%	12.13%
S&P 500 Index	(4.68%)	10.62%	6.22%

The performance data quoted represents past performance, which is not an indication or a guarantee of future results. The Fund's total returns include changes in share price and reinvestment of dividends and capital gains. The graph and table above do not reflect the deduction of taxes that a shareholder would have paid on fund distributions or on the redemption of fund shares. Investment return and principal will fluctuate and the Fund's shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance quoted. For performance current to the most recent month end, visit us at www.alger.com or call us at (800) 992-3863.

† Returns reflect maximum initial sales charges on Class A shares and applicable contingent deferred sales charges on Class B and Class C shares.

ALGER SMALLCAP AND MIDCAP GROWTH FUND

Fund Highlights Through April 30, 2008 (Unaudited)

The chart above illustrates the change in value of a hypothetical $10,000 investment made in Alger SmallCap and MidCap Growth Class B shares, with a contingent deferred sales charge of 1%, and the Russell 2500 Growth Index (an unmanaged index of common stocks) on May 8, 2002, the inception date of the Alger SmallCap and MidCap Growth Fund, through April 30, 2008. Figures for both the Alger SmallCap and MidCap Growth Class B shares and the Russell 2500 Growth Index include reinvestment of dividends. Performance for the Alger SmallCap and MidCap Growth Class A, Class C and Class I shares will vary from the results shown above due to differences in expenses and sales charges those classes bear.

PERFORMANCE COMPARISON AS OF 4/30/08†

AVERAGE ANNUAL TOTAL RETURNS

	1 YEAR	5 YEARS	SINCE INCEPTION
Class A (Inception 5/8/02)	(4.91%)	17.36%	9.64%
Russell 2500 Growth Index	(3.56%)	14.88%	8.21%
Class B (Inception 5/8/02)	(5.35%)	17.67%	9.74%
Russell 2500 Growth Index	(3.56%)	14.88%	8.21%
Class C (Inception 5/8/02)	(1.36%)	17.76%	9.86%
Russell 2500 Growth Index	(3.56%)	14.88%	8.21%
Class I (Inception 8/6/07)*	0.62%	18.69%	10.68%
Russell 2500 Growth Index	(3.56%)	14.88%	8.21%

* Historical performance prior to August 6, 2007, inception of the class, is that of the Fund's Class A shares, which has been adjusted to remove the front-end sales charge imposed by Class A shares.

The performance data quoted represents past performance, which is not an indication or a guarantee of future results. The Fund's total returns include changes in share price and reinvestment of dividends and capital gains. The graph and table above do not reflect the deduction of taxes that a shareholder would have paid on fund distributions or on the redemption of fund shares. Investment return and principal will fluctuate and the Fund's shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance quoted. For performance current to the most recent month end, visit us at www.alger.com or call us at (800) 992-3863.

† Returns reflect maximum initial sales charges on Class A shares and applicable contingent deferred sales charges on Class B and Class C shares.

ALGER CORE FIXED-INCOME FUND

Fund Highlights Through April 30, 2008 (Unaudited)

The chart above illustrates the change in value of a hypothetical $10,000 investment made in Alger Core Fixed-Income Class B shares, with a contingent deferred sales charge of 3%, and the Lehman Brothers Intermediate Gov't/Credit Bond Index (an unmanaged index of government and corporate bonds) on March 1, 2006, the inception date of the Alger Core Fixed-Income Fund, through April 30, 2008. Figures for both the Alger Core Fixed-Income Class B shares and the Lehman Brothers Intermediate Gov't/Credit Bond Index include reinvestment of dividends. Performance for the Alger Core Fixed-Income Class A and Class C shares will vary from the results shown above due to differences in expenses and sales charges those classes bear.

PERFORMANCE COMPARISON AS OF 4/30/08†

TOTAL RETURNS

	1 YEAR	SINCE INCEPTION
Class A (Inception 3/1/06)	0.46%	2.61%
Lehman Brothers Int. Gov't/Credit Bond Index	7.57%	6.32%
Class B (Inception 3/1/06)	(0.40%)	2.81%
Lehman Brothers Int. Gov't/Credit Bond Index	7.57%	6.32%
Class C (Inception 3/1/06)	3.81%	4.23%
Lehman Brothers Int. Gov't/Credit Bond Index	7.57%	6.32%

The performance data quoted represents past performance, which is not an indication or a guarantee of future results. The Fund's total returns include changes in share price and reinvestment of dividends and capital gains. The graph and table above do not reflect the deduction of taxes that a shareholder would have paid on fund distributions or on the redemption of fund shares. Investment return and principal will fluctuate and the Fund's shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance quoted. For performance current to the most recent month end, visit us at www.alger.com or call us at (800) 992-3863.

† Returns reflect maximum initial sales charges on Class A shares and applicable contingent deferred sales charges on Class B and Class C shares.

ALGER GROWTH OPPORTUNITIES FUND

Fund Highlights Through April 30, 2008 (Unaudited)

The chart above illustrates the change in value of a hypothetical $10,000 investment made in Alger Growth Opportunities Class A shares, with an initial sales charge of 5.25% maximum sales charge, and the Russell 2500 Growth Index (an unmanaged index of common stocks) on March 3, 2008, the inception date of the Alger Growth Opportunities Fund, through April 30, 2008. Figures for both the Alger Growth Opportunities Class A shares and the Russell 2500 Growth Index include reinvestment of dividends. Performance for the Alger Growth Opportunities Class C and Class I shares will vary from the results shown above due to differences in expenses and sales charges those classes bear.

PERFORMANCE COMPARISON AS OF 4/30/08†

TOTAL RETURNS

SINCE INCEPTION
Class A (Inception 3/3/08)	(1.13%)
Russell 2500 Growth Index	4.75%
Class C (Inception 3/3/08)	2.60%
Russell 2500 Growth Index	4.75%
Class I (Inception 3/3/08)	3.80%
Russell 2500 Growth Index	4.75%

The performance data quoted represents past performance, which is not an indication or a guarantee of future results. The Fund's total returns include changes in share price and reinvestment of dividends and capital gains. The graph and table above do not reflect the deduction of taxes that a shareholder would have paid on fund distributions or on the redemption of fund shares. Investment return and principal will fluctuate and the Fund's shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance quoted. For performance current to the most recent month end, visit us at www.alger.com or call us at (800) 992-3863.

† Returns reflect maximum initial sales charges on Class A shares and applicable contingent deferred sales charges on Class C shares.

PORTFOLIO SUMMARY†

April 30, 2008 (Unaudited)

SECTORS	LARGECAP GROWTH	SMALLCAP GROWTH	MIDCAP GROWTH	CAPITAL APPRECIATION	HEALTH SCIENCES	SMALLCAP AND MIDCAP GROWTH	GROWTH OPPORTUNITIES
Consumer Discretionary	12.7%	14.1%	9.5%	7.7%	0.0%	14.2%	11.9%
Consumer Staples	8.6	2.2	3.1	5.7	2.2	2.5	2.5
Energy	8.1	9.4	14.2	9.9	0.0	8.3	8.2
Financials	6.9	4.5	6.9	8.2	0.0	8.3	7.5
Health Care	14.6	15.0	14.7	15.2	81.4	15.8	14.1
Industrials	9.3	17.1	13.1	10.7	0.0	14.4	12.6
Information Technology	29.2	25.0	27.8	31.3	0.0	22.7	17.4
Materials	1.9	3.9	6.4	4.9	2.2	3.0	4.1
Telecommunication Services	1.5	3.2	1.7	0.2	0.0	2.5	2.1
Utilities	0.0	1.4	1.7	0.0	0.0	1.3	1.1
Cash and Net Other Assets	7.2	4.2	0.9	6.2	14.2	7.0	18.5
	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%

SECTORS/SECURITY TYPES	BALANCED FUND	CORE FIXED- INCOME FUND
Consumer Discretionary	9.3%
Consumer Staples	5.8
Energy	4.9
Financials	6.4
Health Care	10.3
Industrials	7.0
Information Technology	18.5
Materials	1.0
Telecommunication Services	0.9
Utilities	0.0
Total Common Stocks	64.1%
Corporate Bonds	18.5%	37.1%
Agency Bonds	10.3	13.3
U.S. Treasury Bonds	4.2	20.6
Total Bonds	33.0%	71.0%
Cash and Net Other Assets	2.9%	29.0%
	100.0%	100.0%

DAYS TO MATURITY	MONEY MARKET FUND
0 to 30	75.3%
31 to 60	0.0
61 to 90	24.7
100.0%

† Based on net assets for each Fund, except for Money Market Fund which is based on total investments.

THE ALGER FUNDS | ALGER LARGECAP GROWTH FUND

Schedule of Investments (Unaudited) April 30, 2008

COMMON STOCKS—92.8%	SHARES	VALUE
ADVERTISING—.6%
Focus Media Holding Ltd.*#	68,100	$2,512,209
AEROSPACE/DEFENSE—4.4%
BE Aerospace Inc.*	58,200	2,348,952
Boeing Co.	74,840	6,350,922
General Dynamics Corp.	109,690	9,918,170
		18,618,044
AGRICULTURE—3.1%
Altria Group Inc.	242,685	4,853,700
Philip Morris International Inc.*	162,985	8,317,125
		13,170,825
BANKS—.6%
PNC Financial Services Group Inc.	36,000	2,496,600
BEVERAGES—2.1%
PepsiCo Inc.	130,400	8,936,312
BIOTECHNOLOGY—2.4%
Amgen Inc.*	61,100	2,558,257
Celgene Corp.*	56,400	3,504,696
Genentech Inc.*	58,700	4,003,340
		10,066,293
CHEMICALS—1.2%
Monsanto Co.	38,480	4,387,490
Potash Corp. of Saskatchewan	4,500	827,775
		5,215,265
COMPUTERS—9.6%
Apple Inc.*	73,960	12,865,342
Cognizant Technology Solutions Corp., Cl. A*	145,400	4,689,150
Dell Inc.*	146,800	2,734,884
EMC Corp.*	448,800	6,911,520
Hewlett-Packard Co.	122,165	5,662,348
Research In Motion Ltd.*	50,075	6,090,622
SanDisk Corp.*	59,800	1,619,982
		40,573,848
COSMETICS/PERSONAL CARE—1.1%
Procter & Gamble Co.	70,160	4,704,228
DIVERSIFIED FINANCIAL SERVICES—6.3%
AllianceBernstein Holding LP	39,775	2,466,845
Bovespa Holding SA	247,400	3,640,170
Goldman Sachs Group Inc.	18,800	3,597,756
Janus Capital Group Inc.	107,700	3,022,062
Lazard Ltd., Cl. A	29,700	1,162,458
Nymex Holdings Inc.	91,995	8,518,737
NYSE Euronext	60,570	4,003,677
		26,411,705

THE ALGER FUNDS | ALGER LARGECAP GROWTH FUND

Schedule of Investments (Continued) (Unaudited) April 30, 2008

COMMON STOCKS—(CONT.)	SHARES	VALUE
ELECTRONICS—1.2%
Garmin Ltd.	122,500	$5,010,250
ENGINEERING & CONSTRUCTION—1.0%
Fluor Corp.	26,800	4,096,916
ENTERTAINMENT—.8%
DreamWorks Animation SKG Inc.*	51,200	1,431,552
International Game Technology	60,200	2,091,348
		3,522,900
FOOD—.5%
Whole Foods Market Inc.	62,510	2,040,326
HEALTHCARE-PRODUCTS—7.2%
Beckman Coulter Inc.	32,300	2,206,090
Covidien Ltd.	83,600	3,903,284
Hologic Inc.*	133,060	3,884,021
Inverness Medical Innovations Inc.*	92,800	3,433,600
Johnson & Johnson	138,060	9,262,445
St. Jude Medical Inc.*	118,935	5,206,974
Varian Medical Systems Inc.*	46,800	2,193,984
		30,090,398
HEALTHCARE-SERVICES—1.3%
Quest Diagnostics Inc.	109,855	5,512,524
HOME FURNISHINGS—1.2%
Sony Corp.#	113,800	5,210,902
INTERNET—6.5%
Alibaba.com Ltd.*	1,092,200	2,017,766
Amazon.Com Inc.*	36,300	2,854,269
eBay Inc.*	258,855	8,099,573
Expedia Inc.*	80,700	2,038,482
Google Inc., Cl. A*	21,295	12,229,506
		27,239,596
LODGING—2.1%
MGM Mirage*	168,500	8,618,775
MEDIA—2.7%
EW Scripps Co., Cl. A	248,500	11,160,135
MINING—1.2%
Freeport-McMoRan Copper & Gold Inc.	24,602	2,798,478
Uranium One, Inc.*	456,400	2,107,298
		4,905,776
MISCELLANEOUS MANUFACTURING—3.9%
General Electric Co.	158,400	5,179,680
ITT Corp.	172,590	11,045,760
		16,225,440

THE ALGER FUNDS | ALGER LARGECAP GROWTH FUND

Schedule of Investments (Continued) (Unaudited) April 30, 2008

COMMON STOCKS—(CONT.)	SHARES	VALUE
OIL & GAS—2.8%
ConocoPhillips	57,300	$4,936,395
Exxon Mobil Corp.	71,100	6,617,277
		11,553,672
OIL & GAS SERVICES—4.9%
National Oilwell Varco Inc.*	64,235	4,396,886
Schlumberger Ltd.	75,030	7,544,267
Transocean Inc.*	57,323	8,452,850
		20,394,003
PHARMACEUTICALS—3.8%
Abbott Laboratories	44,400	2,342,100
Allergan Inc.	58,485	3,296,799
Merck & Co., Inc.	121,630	4,626,805
Mylan Inc.	215,900	2,843,403
Shire PLC#	49,200	2,703,048
		15,812,155
RETAIL—4.2%
Kohl's Corp.*	79,500	3,883,575
Macy's Inc.	124,000	3,135,960
Starbucks Corp.*	216,100	3,507,303
Walgreen Co.	202,025	7,040,571
		17,567,409
SEMICONDUCTORS—4.5%
Broadcom Corp., Cl. A*	139,200	3,613,632
Intel Corp.	232,730	5,180,570
MEMC Electronic Materials Inc.*	102,675	6,465,445
NVIDIA Corp.*	167,300	3,438,015
		18,697,662
SOFTWARE—5.7%
Intuit Inc.*	114,000	3,074,580
Microsoft Corp.	593,895	16,937,885
Oracle Corp.*	125,300	2,612,505
TomTom NV*	48,700	1,698,391
		24,323,361
TELECOMMUNICATIONS—4.7%
Cisco Systems Inc.*	319,400	8,189,416
QUALCOMM Inc.	121,850	5,262,702
Verizon Communications Inc.	165,800	6,379,984
		19,832,102
TOYS/GAMES/HOBBIES—1.2%
Nintendo Co., Ltd.#	72,315	4,938,746
TOTAL COMMON STOCKS (Cost $396,631,963)		389,458,377

THE ALGER FUNDS | ALGER LARGECAP GROWTH FUND

Schedule of Investments (Continued) (Unaudited) April 30, 2008

SHORT-TERM INVESTMENTS—7.5%	PRINCIPAL AMOUNT	VALUE
TIME DEPOSITS
Branch Bank & Trust Grand Cayman, 1.84%, 5/1/08	$16,300,000	$16,300,000
Wachovia London, 1.84%, 5/1/08	15,250,424	15,250,424
TOTAL TIME DEPOSITS (Cost $31,550,424)		31,550,424
Total Investments (Cost $428,182,387)(a)	100.3%	421,008,801
Liabilities in Excess of Other Assets	(0.3)	(1,327,324)
NET ASSETS	100.0%	$419,681,477

  *  Non-income producing securities.

  #  American Depositary Trust

  (a)  At April 30, 2008, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $428,182,387 amounted to $7,173,586 which consisted of aggregate gross unrealized appreciation of $24,241,879 and aggregate gross unrealized depreciation of $31,415,465.

See Notes to Financial Statements.

THE ALGER FUNDS | ALGER SMALLCAP GROWTH FUND

Schedule of Investments (Unaudited) April 30, 2008

COMMON STOCKS—95.8%	SHARES	VALUE
AEROSPACE/DEFENSE—2.9%
BE Aerospace Inc.*	164,045	$6,620,856
Esterline Technologies Corp.*	122,320	6,808,331
		13,429,187
AIRLINES—.3%
Airtran Holdings Inc.*	456,245	1,555,795
APPAREL—2.2%
Deckers Outdoor Corp.*	41,185	5,686,413
Iconix Brand Group Inc.*	259,125	4,125,270
		9,811,683
AUTO PARTS & EQUIPMENT—.8%
Tenneco Inc.*	149,985	3,836,616
BANKS—1.8%
First Midwest Bancorp Inc.	163,505	4,174,283
Signature Bank*	157,430	4,153,003
		8,327,286
BEVERAGES—1.0%
Central European Distribution Corp.*	77,246	4,705,826
BIOTECHNOLOGY—3.1%
Acorda Therapeutics Inc.*	120,335	2,533,052
Illumina Inc.*	63,410	4,939,005
InterMune Inc.*	178,710	2,832,554
Savient Pharmaceuticals Inc.*	168,945	3,689,759
		13,994,370
CHEMICALS—.7%
Zoltek Cos., Inc.*	120,625	3,217,069
COMMERCIAL SERVICES—7.5%
Corinthian Colleges Inc.*	142,700	1,619,645
FTI Consulting Inc.*	90,800	5,811,200
Geo Group Inc.*	227,770	6,024,516
Parexel International Corp.*	238,108	6,047,943
TeleTech Holdings Inc.*	239,900	5,500,907
VistaPrint Ltd.*	145,600	4,954,768
Wright Express Corp.*	115,675	3,817,275
		33,776,254
COMPUTERS—2.7%
IHS Inc., Cl. A*	54,600	3,606,330
SI International Inc.*	155,975	3,578,066
Synaptics Inc.*	148,985	5,056,551
		12,240,947
DISTRIBUTION/WHOLESALE—1.2%
LKQ Corp.*	255,070	5,550,323

THE ALGER FUNDS | ALGER SMALLCAP GROWTH FUND

Schedule of Investments (Continued) (Unaudited) April 30, 2008

COMMON STOCKS—(CONT.)	SHARES	VALUE
DIVERSIFIED FINANCIAL SERVICES—.6%
Greenhill & Co., Inc.	44,965	$2,924,973
ELECTRIC—1.4%
ITC Holdings Corp.	117,900	6,576,462
ENERGY-ALTERNATE SOURCES—1.4%
JA Solar Holdings Co., Ltd.*#	258,120	6,197,461
ENGINEERING & CONSTRUCTION—2.1%
Aecom Technology Corp.*	230,695	6,334,885
URS Corp.*	85,085	3,432,329
		9,767,214
ENTERTAINMENT—.8%
Bally Technologies Inc.*	106,425	3,585,458
FOOD—1.1%
Hain Celestial Group Inc.*	209,620	5,173,422
HEALTHCARE-PRODUCTS—4.4%
Cepheid Inc.*	163,100	3,191,867
Hologic Inc.*	165,870	4,841,745
Inverness Medical Innovations Inc.*	109,850	4,064,450
Meridian Bioscience Inc.	134,100	3,611,313
Thoratec Corp.*	271,128	4,335,337
		20,044,712
HEALTHCARE-SERVICES—2.5%
Gentiva Health Services Inc.*	234,300	5,093,682
Icon Plc*#	36,600	2,635,200
Psychiatric Solutions Inc.*	106,515	3,697,136
		11,426,018
HOUSEHOLD PRODUCTS/WARES—.6%
Tupperware Brands Corp.	71,800	2,828,920
INSURANCE—2.0%
First Mercury Financial Corp.*	280,135	4,426,133
Max Capital Group Ltd.	107,700	2,521,257
Platinum Underwriters Holdings Ltd.	63,200	2,266,984
		9,214,374
INTERNET—4.4%
DealerTrack Holdings Inc.*	170,570	3,281,767
Digital River Inc.*	78,015	2,562,793
GSI Commerce Inc.*	370,449	5,156,650
Priceline.com Inc.*	45,415	5,796,771
TIBCO Software Inc.*	426,160	3,268,647
		20,066,628

THE ALGER FUNDS | ALGER SMALLCAP GROWTH FUND

Schedule of Investments (Continued) (Unaudited) April 30, 2008

COMMON STOCKS—(CONT.)	SHARES	VALUE
LEISURE TIME—2.2%
Life Time Fitness Inc.*	165,175	$6,004,111
WMS Industries Inc.*	108,300	3,919,377
		9,923,488
MACHINERY-CONSTRUCTION & MINING—1.5%
Bucyrus International Inc., Cl. A	54,330	6,841,777
METAL FABRICATE/HARDWARE—1.5%
RBC Bearings Inc.*	166,200	6,643,014
MINING—2.4%
RTI International Metals Inc.*	49,700	2,047,143
Thompson Creek Metals Co., Inc.*	287,880	6,226,844
Uranium One Inc.*	527,240	2,434,382
		10,708,369
MISCELLANEOUS MANUFACTURING—2.7%
Actuant Corp., Cl. A	189,540	6,419,720
Clarcor Inc.	142,700	5,987,692
		12,407,412
OIL & GAS—5.8%
Carrizo Oil & Gas Inc.*	89,560	5,686,164
Concho Resources Inc.*	240,971	6,643,570
CVR Energy Inc.*	183,335	3,947,203
Mariner Energy Inc.*	175,359	4,832,894
Petrobank Energy & Resources Ltd.*	114,595	5,530,054
		26,639,885
OIL & GAS SERVICES—3.0%
Cal Dive International Inc.*	305,913	3,729,073
Dril-Quip Inc.*	92,620	5,294,159
T-3 Energy Services Inc.*	88,140	4,653,792
		13,677,024
PACKAGING & CONTAINERS—1.4%
Silgan Holdings Inc.	119,485	6,366,161
PHARMACEUTICALS—3.7%
BioMarin Pharmaceutical Inc.*	147,230	5,368,006
Cubist Pharmaceuticals Inc.*	173,165	3,352,474
OSI Pharmaceuticals Inc.*	61,000	2,113,650
Pozen Inc.*	75,800	1,002,834
United Therapeutics Corp.*	56,760	4,796,220
		16,633,184
RETAIL—3.5%
AnnTaylor Stores Corp.*	211,970	5,362,841
Bebe Stores Inc.	354,560	3,542,054
McCormick & Schmick's Seafood Restaurants Inc.*	192,035	2,310,181
Phillips-Van Heusen Corp.	113,780	4,802,654
		16,017,730

THE ALGER FUNDS | ALGER SMALLCAP GROWTH FUND

Schedule of Investments (Continued) (Unaudited) April 30, 2008

COMMON STOCKS—(CONT.)	SHARES	VALUE
SEMICONDUCTORS—4.9%
Cavium Networks Inc.*	126,300	$2,595,465
Emulex Corp.*	172,600	2,259,334
Mellanox Technologies Ltd.*	333,361	4,990,414
Microsemi Corp.*	227,800	5,581,100
ON Semiconductor Corp.*	460,870	3,442,699
Tessera Technologies Inc.*	172,005	3,481,381
		22,350,393
SOFTWARE—7.5%
Ansys Inc.*	173,495	6,979,704
Concur Technologies Inc.*	115,595	3,830,818
Omniture Inc.*	124,775	2,847,366
Solera Holdings Inc.*	240,445	6,205,885
Synchronoss Technologies Inc.*	152,865	3,190,293
Taleo Corp., Cl. A*	208,000	4,056,000
THQ Inc.*	226,600	4,822,048
VeriFone Holdings Inc.*	149,445	1,672,290
		33,604,404
TELECOMMUNICATIONS—10.2%
Acme Packet Inc.*	334,615	3,061,727
Atheros Communications Inc.*	188,925	5,029,184
Cincinnati Bell Inc.*	1,185,100	5,498,864
Foundry Networks Inc.*	291,400	3,709,522
NeuStar Inc., Cl. A*	193,350	5,319,059
Nice Systems Ltd.*#	203,225	6,470,684
Polycom Inc.*	229,775	5,146,960
SBA Communications Corp.*	203,976	6,596,584
Sonus Networks Inc.*	823,700	3,303,037
Time Warner Telecom Inc., Cl. A*	121,960	2,390,416
		46,526,037
TOTAL COMMON STOCKS (Cost $422,729,321)		436,589,876

THE ALGER FUNDS | ALGER SMALLCAP GROWTH FUND

Schedule of Investments (Continued) (Unaudited) April 30, 2008

SHORT-TERM INVESTMENTS—4.3%	PRINCIPAL AMOUNT	VALUE
TIME DEPOSITS
Branch Bank & Trust Grand Cayman, 1.84%, 5/1/08	$17,900,000	$17,900,000
Wachovia London, 1.84%, 5/1/08	1,428,013	1,428,013
TOTAL TIME DEPOSITS (Cost $19,328,013)		19,328,013
Total Investments (Cost $442,057,334)(a)	100.1%	455,917,889
Liabilities in Excess of Other Assets	(0.1)	(272,743)
NET ASSETS	100.0%	$455,645,146

  *  Non-income producing securities.

  #  American Depositary Trust

  (a)  At April 30, 2008, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $442,057,334 amounted to $13,860,555 which consisted of aggregate gross unrealized appreciation of $67,987,209 and aggregate gross unrealized depreciation of $54,126,654.

See Notes to Financial Statements.

THE ALGER FUNDS | ALGER BALANCED FUND

Schedule of Investments (Unaudited) April 30, 2008

COMMON STOCK—64.1%	SHARES	VALUE
ADVERTISING—.4%
Focus Media Holding Ltd.*#	9,100	$335,699
AEROSPACE/DEFENSE—2.8%
Boeing Co.	11,420	969,101
General Dynamics Corp.	17,600	1,591,392
		2,560,493
AGRICULTURE—1.5%
Altria Group Inc.	29,215	584,300
Philip Morris International Inc.*	14,315	730,494
		1,314,794
BANKS—1.0%
New York Community Bancorp Inc.	16,300	304,321
PNC Financial Services Group Inc.	6,200	429,970
Wachovia Corp.	5,300	154,495
		888,786
BEVERAGES—1.2%
PepsiCo Inc.	16,400	1,123,893
BIOTECHNOLOGY—1.4%
Amgen Inc.*	12,300	515,001
Celgene Corp.*	2,600	161,564
Genentech Inc.*	8,500	579,700
		1,256,265
CHEMICALS—.3%
Praxair Inc.	1,800	164,358
Zoltek Cos., Inc.*	5,500	146,685
		311,043
COMPUTERS—5.0%
Apple Inc.*	8,165	1,420,302
Cognizant Technology Solutions Corp., Cl. A*	16,400	528,900
Dell Inc.*	17,000	316,710
EMC Corp.*	30,400	468,160
Hewlett-Packard Co.	15,600	723,060
NetApp Inc.*	6,400	154,880
Research In Motion Ltd.*	6,145	747,416
SanDisk Corp.*	5,600	151,704
		4,511,132
COSMETICS/PERSONAL—1.1%
Procter & Gamble Co.	15,025	1,007,426
DIVERSIFIED FINANCIAL SERVICES—4.0%
AllianceBernstein Holding LP	4,400	272,888
Bovespa Holding SA	14,200	208,936
Citigroup Inc.	12,200	308,294
CME Group Inc.	1,100	503,195
Goldman Sachs Group Inc.	2,800	535,836

THE ALGER FUNDS | ALGER BALANCED FUND

Schedule of Investments (Continued) (Unaudited) April 30, 2008

COMMON STOCKS—(CONT.)	SHARES	VALUE
DIVERSIFIED FINANCIAL SERVICES—(CONT.)
IntercontinentalExchange Inc.*	2,000	$310,300
Lazard Ltd., Cl. A	8,500	332,690
Nymex Holdings Inc.	10,800	1,000,080
NYSE Euronext	2,500	165,250
		3,637,469
ELECTRONICS—.3%
Garmin Ltd.	7,300	298,570
ENGINEERING & CONSTRUCTION—.2%
McDermott International Inc.*	3,200	171,456
ENTERTAINMENT—1.5%
Accor SA*	4,700	390,019
DreamWorks Animation SKG Inc.*	24,000	671,040
International Game Technology	8,800	305,712
		1,366,771
FOOD—.7%
Kraft Foods Inc., Cl. A	9,200	290,996
Whole Foods Market Inc.	10,200	332,928
		623,924
HEALTHCARE-PRODUCTS—3.8%
Beckman Coulter Inc.	5,100	348,330
Covidien Ltd.	12,300	574,287
Hologic Inc.*	14,600	426,174
Inverness Medical Innovations Inc.*	11,400	421,800
Johnson & Johnson	15,900	1,066,731
St Jude Medical Inc.*	13,500	591,030
		3,428,352
HEALTHCARE-SERVICES—1.8%
Aetna Inc.	4,500	196,200
Brookdale Senior Living Inc.	9,305	243,605
Quest Diagnostics Inc.	8,500	426,530
Matria Healthcare Inc.*	13,500	344,250
UnitedHealth Group Inc.	13,100	427,453
		1,638,038
HOME FURNISHINGS—1.0%
Harman International Industries Inc.	6,800	277,916
Sony Corp.#	13,600	622,744
		900,660
INSURANCE—.6%
American International Group Inc.	11,200	517,440
INTERNET—4.7%
Alibaba.com Ltd.*	71,700	132,461
Amazon.Com Inc.*	1,800	141,534
DealerTrack Holdings Inc.*	10,400	200,096

THE ALGER FUNDS | ALGER BALANCED FUND

Schedule of Investments (Continued) (Unaudited) April 30, 2008

COMMON STOCKS—(CONT.)	SHARES	VALUE
INTERNET—(CONT.)
eBay Inc.*	32,690	$1,022,870
Google Inc., Cl. A*	1,605	921,735
IAC/InterActive Corp.	27,900	580,599
Symantec Corp.*	29,965	515,997
Yahoo! Inc.*	26,100	715,401
		4,230,693
LODGING—.8%
MGM Mirage*	13,400	685,410
MACHINERY-DIVERSIFIED—.4%
Cummins Inc.	5,700	357,105
MEDIA—1.7%
Comcast Corp.	27,300	552,552
EW Scripps Co., Cl. A	22,400	1,005,984
		1,558,536
MINING—.9%
Freeport-McMoRan Copper & Gold Inc.	3,760	427,700
Titanium Metals Corp.	6,300	96,012
Uranium One, Inc.*	51,100	235,940
		759,652
MISCELLANEOUS MANUFACTURING—3.0%
General Electric Co.	24,200	791,340
ITT Corp.	22,510	1,440,640
3M Co.	6,500	499,850
		2,731,830
OIL & GAS—1.1%
ConocoPhillips	3,800	327,370
Exxon Mobil Corp.	7,600	707,332
		1,034,702
OIL & GAS SERVICES—3.5%
Cameron International Corp.*	8,800	433,224
Flotek Industries Inc.*	3,000	56,160
National Oilwell Varco Inc.*	9,160	627,002
Schlumberger Ltd.	9,825	987,904
Transocean Inc.*	7,416	1,093,563
		3,197,853
PHARMACEUTICALS—3.3%
Abbott Laboratories	10,500	553,875
Allergan Inc.	6,300	355,131
Barr Pharmaceuticals Inc.*	3,700	185,851
Merck & Co., Inc.	16,900	642,876
Mylan Inc.	24,000	316,080
Schering-Plough Corp.	17,000	312,970
Shire PLC#	5,900	324,146
Wyeth	6,100	271,267
		2,962,196

THE ALGER FUNDS | ALGER BALANCED FUND

Schedule of Investments (Continued) (Unaudited) April 30, 2008

COMMON STOCKS—(CONT.)	SHARES	VALUE
REITS—.8%
Digital Realty Trust Inc.	7,000	$271,250
DuPont Fabros Technology Inc.	22,900	412,200
		683,450
RETAIL—3.9%
Cheesecake Factory*	14,000	316,820
Coach Inc.*	9,200	327,244
Kohl's Corp.*	5,800	283,330
JC Penney Co., Inc.	7,000	297,500
Macy's Inc.	10,400	263,016
Nordstrom Inc.	8,100	285,606
Starbucks Corp.*	32,000	519,360
Walgreen Co.	34,200	1,191,870
		3,484,746
SEMICONDUCTORS—3.1%
Intel Corp.	32,900	732,354
Lam Research Corp.*	6,800	277,712
MEMC Electronic Materials Inc.*	7,930	499,352
Maxim Integrated Products Inc.	17,100	359,613
Micron Technology Inc.*	34,000	262,480
NVIDIA Corp.*	23,700	487,035
Tessera Technologies Inc.*	7,300	147,752
		2,766,298
SOFTWARE—4.0%
Electronic Arts Inc.*	5,900	303,673
Intuit Inc.*	8,300	223,851
Microsoft Corp.	69,900	1,993,548
NAVTEQ Corp.*	2,200	163,262
Oracle Corp.*	7,000	145,950
Take-Two Interactive Software Inc.*	15,600	409,344
TomTom NV*	7,000	244,122
VeriFone Holdings Inc.*	8,600	96,234
		3,579,984
TELECOMMUNICATIONS—3.2%
AT&T Inc.	10,800	418,068
Atheros Communications Inc.*	6,200	165,044
Cisco Systems Inc.*	43,755	1,121,878
QUALCOMM Inc.	18,000	777,420
Verizon Communications Inc.	10,800	415,584
		2,897,994
TOYS/GAMES/HOBBIES—.7%
Nintendo Co., Ltd.#	9,645	658,704

THE ALGER FUNDS | ALGER BALANCED FUND

Schedule of Investments (Continued) (Unaudited) April 30, 2008

COMMON STOCKS—(CONT.)	SHARES	VALUE
TRANSPORTATION—.5%
FedEx Corp.	3,300	$316,371
United Parcel Service Inc., Cl. B	2,000	144,820
		461,191
TOTAL COMMON STOCKS (Cost $60,190,469)		57,942,555
CORPORATE BONDS—18.3%	PRINCIPAL AMOUNT
AEROSPACE/DEFENSE—.8%
L-3 Communications Holdings Inc., 3.00%, 8/1/35	$300,000	380,625
Systems 2001 Asset Trust LLC, 6.664%, 9/15/13(a)	344,823	351,237
		731,862
BANKS—.7%
Bank of America Corp., 8.125%, 12/31/49	400,000	409,292
Barclays Bank PLC, 6.05%, 12/4/17(a)	225,000	220,278
		629,570
BEVERAGES—.6%
Dr Pepper Snapple Group Inc., 6.82%, 5/1/18(a)	250,000	259,807
PepsiCo Inc., 4.65%, 2/15/13	250,000	255,490
		515,297
COMMERCIAL MORTGAGE BACKED SECURITIES—4.5%
American Tower Trust, 5.957%, 4/15/37(a)	500,000	449,688
Bear Stearns Commercial Mortgage Securities, 4.888%, 5/14/16	350,000	357,130
Bear Stearns Commercial Mortgage Securities, 5.064%, 5/14/16	300,000	306,651
Ge Capital Commercial Mortgage Corp., 6.59%, 8/11/33	425,000	443,244
JP Morgan Chase Commercial Mortgage Securities Corp., 6.065%, 4/15/45	890,000	904,284
Morgan Stanley Capital I, 5.178%, 9/15/42	600,000	590,097
Morgan Stanley Capital I, 5.514%, 11/12/49	500,000	490,083
Wachovia Bank Commercial Mortgage Trust, 5.342%, 12/15/43	525,000	506,966
		4,048,143
DIVERSIFIED FINANCIAL SERVICES—2.9%
Capital One Capital III, 7.686%, 8/15/36	300,000	256,926
Citigroup Inc., 8.40%, 12/30/49	400,000	405,332
Goldman Sachs Group Inc., 6.15%, 4/1/18	275,000	278,689
Jefferson Valley CDO SPC, 3.94%, 3/20/16(a)	800,000	346,110
Lazard Ltd., 6.85%, 6/15/17	370,000	345,397
Lehman Brothers Holdings Inc., 6.20%, 9/26/14	150,000	151,129
Merrill Lynch & Co., Inc., 6.875%, 4/25/18	250,000	252,491
Toll Brothers Finance Corp., 5.15%, 5/15/15	660,000	578,028
		2,614,102

THE ALGER FUNDS | ALGER BALANCED FUND

Schedule of Investments (Continued) (Unaudited) April 30, 2008

CORPORATE BONDS—(CONT.)	PRINCIPAL AMOUNT	VALUE
ELECTRIC—1.7%
CenterPoint Energy Transition Bond Co., LLC, 4.97%, 8/1/14	$345,000	$350,286
Exelon Generation Co., LLC, 6.20%, 10/1/17	175,000	174,544
Florida Power Corp., 5.80%, 9/15/17	300,000	314,636
Southern Co., 5.30%, 1/15/12	300,000	308,939
Virginia Electric and Power Co., 5.10%, 11/30/12	125,000	127,210
WPS Resources Co., 6.11%, 12/1/66	325,000	274,220
		1,549,835
FOOD—.4%
Kroger Co./The, 6.15%, 1/15/20	300,000	313,073
FOREST PRODUCTS & PAPER—.3%
Rayonier TRS Holdings Inc., 3.75%, 10/15/12(a)	300,000	304,875
HEALTHCARE-SERVICES—.3%
Coventry Health Care Inc., 6.30%, 8/15/14	300,000	293,183
INSURANCE—1.1%
Liberty Mutual Group Inc., 7.80%, 3/15/37(a)	600,000	542,799
MBIA Insurance Corp., 14.00%, 1/15/33(a)	250,000	228,986
XL Capital Ltd., 6.50%, 12/31/49	300,000	210,320
		982,105
MISCELLANEOUS MANUFACTURING—.4%
Cooper US Inc., 6.10%, 7/1/17	330,000	344,427
OFFICE/BUSINESS EQUIPMENT—.1%
Xerox Corp., 5.65%, 5/15/13	100,000	100,366
OIL & GAS—1.3%
Marathon Oil Corp., 5.90%, 3/15/18	150,000	152,058
Tesoro Corp., 6.25%, 11/1/12	200,000	192,000
Valero Energy Corp., 6.875%, 4/15/12	250,000	264,168
XTO Energy Inc., 5.90%, 8/1/12	500,000	518,595
		1,126,821
OIL & GAS SERVICES—.4%
Weatherford International Ltd., 6.00%, 3/15/18	375,000	385,800
PIPELINES—.7%
Enterprise Products Operating LP, 8.375%, 8/1/66	610,000	608,047
REITS—.2%
HCP Inc., 6.70%, 1/30/18	250,000	224,597
RETAIL—.7%
Darden Restaurants Inc., 5.625%, 10/15/12	250,000	245,760
Inergy LP, 8.25%, 3/1/16	347,000	357,410
		603,170
SOFTWARE—.1%
Oracle Corp., 4.95%, 4/15/13	100,000	101,860

THE ALGER FUNDS | ALGER BALANCED FUND

Schedule of Investments (Continued) (Unaudited) April 30, 2008

CORPORATE BONDS—(CONT.)	PRINCIPAL AMOUNT	VALUE
TELECOMMUNICATIONS—1.1%
AT&T Inc., 4.95%, 1/15/13	$600,000	$604,579
Qwest Corp., 6.50%, 6/1/17	160,000	150,800
Verizon Communications Inc., 5.25%, 4/15/13	250,000	255,609
		1,010,988
TOTAL CORPORATE BONDS (Cost $17,211,565)		16,488,121
CONVERTIBLE CORPORATE BONDS—.2%
OIL & GAS
Transocean Inc., 1.50%, 12/15/37 (Cost $135,000)	135,000	152,550
U.S. GOVERNMENT & AGENCY OBLIGATIONS—14.5%
Federal Farm Credit Bank, 5.20%, 9/26/17 4.95%, 10/18/18	1,000,000 455,000	1,072,179 475,991
Federal Home Loan Bank, 5.375%, 6/8/12	275,000	295,837
Federal Home Loan Mortgage Corporation, 5.50%, 10/15/16 5.50%, 12/15/20 6.00%, 8/15/29 6.00%, 3/15/36	446,464 570,074 900,000 814,763	456,014 580,321 924,868 817,294
Federal National Mortgage Association, 3.85%, 4/14/09 3.25%, 4/9/13 5.00%, 4/1/18 5.50%, 10/25/20 5.50%, 12/25/20 6.625%, 11/15/30 6.00%, 4/25/35	500,000 500,000 652,589 550,000 555,043 350,000 950,000	505,561 492,496 659,535 565,038 564,199 430,450 960,888
Government National Mortgage Association, 5.00%, 5/16/29	508,117	513,260
U.S. Treasury Notes, 4.875%, 8/15/09 5.00%, 8/15/11 4.75%, 5/15/14 4.25%, 11/15/14 4.50%, 2/15/16 4.75%, 8/15/17	300,000 700,000 552,000 800,000 300,000 300,000	310,547 754,360 600,301 846,688 320,274 323,297
U.S. Treasury Bond, 7.50%, 11/15/16	483,000	615,372
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $12,628,293)		13,084,770

THE ALGER FUNDS | ALGER BALANCED FUND

Schedule of Investments (Continued) (Unaudited) April 30, 2008

SHORT-TERM INVESTMENTS—2.0%	PRINCIPAL AMOUNT	VALUE
TIME DEPOSITS
Branch Bank & Trust Grand Cayman, 1.84%, 5/1/08 (Cost $1,802,124)	$1,802,124	$1,802,124
Total Investments (Cost $91,967,451)(b)	99.1%	89,470,120
Other Assets in Excess of Liabilities	0.9	853,472
NET ASSETS	100.0%	$90,323,592

  *  Non-income producing securities.

  #  American Depositary Receipts.

  (a)  Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers. These securities are deemed to be liquid and represent 3.0% of the net assets of the fund.

  (b)  At April 30, 2008, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $91,967,451 amounted to $2,497,331 which consisted of aggregate gross unrealized appreciation of $5,708,120 and aggregate gross unrealized depreciation of $8,205,451.

See Notes to Financial Statements.

THE ALGER FUNDS | ALGER MIDCAP GROWTH FUND

Schedule of Investments (Unaudited) April 30, 2008

COMMON STOCKS—98.5%	SHARES	VALUE
AEROSPACE/DEFENSE—1.6%
BE Aerospace Inc.*	252,250	$10,180,810
APPAREL—1.6%
American Apparel Inc.*	269,550	2,107,881
Iconix Brand Group Inc.*	475,600	7,571,552
		9,679,433
BEVERAGES—1.1%
Hansen Natural Corp.*	190,900	6,755,951
BIOTECHNOLOGY—2.0%
Celgene Corp.*	150,400	9,345,856
InterMune Inc.*	178,700	2,832,395
		12,178,251
CHEMICALS—4.7%
Metabolix Inc.*	554,900	6,109,449
Mosaic Co./The*	66,100	8,097,911
Praxair Inc.	72,400	6,610,844
Terra Industries Inc.*	223,900	8,476,854
		29,295,058
COMMERCIAL SERVICES—5.9%
FTI Consulting Inc.*	67,200	4,300,800
Geo Group Inc./The*	298,400	7,892,680
ITT Educational Services Inc.*	55,100	4,223,966
Net 1 UEPS Technologies Inc.*	226,840	5,317,130
Parexel International Corp.*	137,900	3,502,660
Sotheby's	287,200	7,955,440
TeleTech Holdings Inc.*	176,600	4,049,438
		37,242,114
COMPUTERS—7.1%
Apple Inc.*	75,400	13,115,830
Cognizant Technology Solutions Corp., Cl. A*	398,900	12,864,525
NetApp Inc.*	213,900	5,176,380
Research In Motion Ltd.*	110,600	13,452,278
		44,609,013
DISTRIBUTION/WHOLESALE—.5%
LKQ Corp.	148,100	3,222,656
DIVERSIFIED FINANCIAL SERVICES—6.1%
Affiliated Managers Group Inc.*	46,300	4,599,442
AllianceBernstein Holding LP	144,900	8,986,698
Bolsa de Mercadorias e Futuros - BM&F	603,300	5,917,851
Franklin Resources Inc.	33,100	3,149,465
Lehman Brothers Holdings Inc.	100,300	4,437,272
Nymex Holdings Inc.	116,600	10,797,160
		37,887,888

THE ALGER FUNDS | ALGER MIDCAP GROWTH FUND

Schedule of Investments (Continued) (Unaudited) April 30, 2008

COMMON STOCKS—(CONT.)	SHARES	VALUE
ELECTRIC—1.7%
FirstEnergy Corp.	80,700	$6,104,148
ITC Holdings Corp.	79,100	4,412,198
		10,516,346
ELECTRICAL COMPONENTS & EQUIPMENT—.5%
General Cable Corp.*	47,100	3,155,700
ELECTRONICS—1.6%
Garmin Ltd.	247,400	10,118,660
ENERGY-ALTERNATE SOURCES—3.6%
First Solar Inc.*†	24,000	7,007,760
JA Solar Holdings Co., Ltd.*#	386,600	9,282,266
Vestas Wind Systems*	55,600	6,078,087
		22,368,113
ENGINEERING & CONSTRUCTION—3.2%
Chicago Bridge & Iron Co., NV#	146,300	5,828,592
Fluor Corp.	41,700	6,374,679
McDermott International Inc.*	145,350	7,787,853
		19,991,124
ENTERTAINMENT—.6%
Bally Technologies Inc.*	105,500	3,554,295
FOOD—.8%
Cosan Ltd., Cl. A*	399,300	5,294,718
HEALTHCARE-PRODUCTS—5.7%
Community Health Systems Inc.*	170,300	6,391,359
Hologic Inc.*	163,700	4,778,403
Psychiatric Solutions Inc.*	93,500	3,245,385
Smith & Nephew PLC#	122,700	7,942,371
St. Jude Medical Inc.*	86,100	3,769,458
Varian Medical Systems Inc.*	197,200	9,244,736
		35,371,712
HOME BUILDERS—.3%
Toll Brothers Inc.*	70,500	1,596,120
INTERNET—5.0%
DealerTrack Holdings Inc.*	290,250	5,584,410
eBay Inc.*	342,900	10,729,341
Shutterfly Inc.*	177,700	2,905,395
Sina Corp.*	142,600	6,588,120
TIBCO Software Inc.*	735,500	5,641,285
		31,448,551
MINING—2.5%
Thompson Creek Metals Co., Inc.*	273,800	5,922,294
Uranium One, Inc.*	836,700	3,863,226
Yamana Gold Inc.	461,500	5,916,430
		15,701,950

THE ALGER FUNDS | ALGER MIDCAP GROWTH FUND

Schedule of Investments (Continued) (Unaudited) April 30, 2008

COMMON STOCKS—(CONT.)	SHARES	VALUE
MISCELLANEOUS MANUFACTURING—1.6%
ITT Corp.	154,700	$9,900,800
OIL & GAS—5.0%
Cabot Oil & Gas Corp.	95,400	5,434,938
Concho Resources Inc.*	137,100	3,779,847
Diamond Offshore Drilling Inc.	39,700	4,978,777
Nabors Industries Ltd.*	281,100	10,552,494
Range Resources Corp.	11,300	750,094
Valero Energy Corp.	118,400	5,783,840
		31,279,990
OIL & GAS SERVICES—9.1%
Acergy SA#	131,200	3,231,456
Cameron International Corp.*	308,050	15,165,301
Flotek Industries Inc.*	277,500	5,194,800
FMC Technologies Inc.*	63,100	4,240,320
National Oilwell Varco Inc.*	150,000	10,267,500
Transocean Inc.*	59,524	8,777,409
Weatherford International Ltd.*	129,900	10,479,033
		57,355,819
PHARMACEUTICALS—5.4%
Barr Pharmaceuticals Inc.*	149,600	7,514,408
BioMarin Pharmaceutical Inc.*	40,700	1,483,922
Cephalon Inc.*	98,200	6,128,662
ImClone Systems Inc.*	165,150	7,704,248
Mylan Inc.	494,900	6,517,833
United Therapeutics Corp.*	51,650	4,364,425
		33,713,498
RETAIL—3.8%
China Nepstar Chain Drugstore Ltd.#	605,800	7,154,498
Game Group PLC	934,400	5,075,342
GameStop Corp., Cl. A*	95,400	5,250,816
PetSmart Inc.	269,400	6,029,172
		23,509,828
SAVINGS & LOANS—.7%
People's United Financial Inc.	240,800	4,086,376
SEMICONDUCTORS—4.8%
Broadcom Corp., Cl. A*	271,500	7,048,140
Intersil Corp.	232,300	6,207,056
MEMC Electronic Materials Inc.*	206,925	13,030,067
Spreadtrum Communications Inc.*#	272,600	2,368,894
Tessera Technologies Inc.*	74,000	1,497,760
		30,151,917

THE ALGER FUNDS | ALGER MIDCAP GROWTH FUND

Schedule of Investments (Continued) (Unaudited) April 30, 2008

COMMON STOCKS—(CONT.)	SHARES	VALUE
SOFTWARE—5.5%
Intuit Inc.*	167,100	$4,506,687
Satyam Computer Services Ltd.#	588,800	15,120,384
Solera Holdings Inc.*	158,800	4,098,628
Take-Two Interactive Software Inc.*	299,200	7,851,008
Taleo Corp.*	128,800	2,511,600
		34,088,307
TELECOMMUNICATIONS—3.6%
Atheros Communications Inc.*	259,765	6,914,944
NeuStar Inc., Cl. A*	167,100	4,596,921
SBA Communications Corp.*	332,430	10,750,786
		22,262,651
TOYS/GAMES/HOBBIES—3.0%
Nintendo Co., Ltd.#	272,040	18,578,945
TOTAL COMMON STOCKS (Cost $565,380,065)		615,096,594
CONVERTIBLE CORPORATE BONDS—.3%	PRINCIPAL AMOUNT
OIL & GAS
Transocean Inc., 1.50%, 12/15/37 (Cost $1,400,000)	$1,400,000	1,582,000
PURCHASED OPTIONS—.3%	CONTRACTS
PUT OPTIONS
First Solar Inc./May/280†	240	232,800
JA Solar Holdings Co., Ltd./May/20	2,400	124,800
Russell 2000/June/680†	1,243	1,702,910
TOTAL PUT OPTIONS (Cost $4,679,485)		2,060,510
CALL OPTION
Take-Two Interactive Software Inc./May/25 (Cost $399,340)	2,000	300,000
TOTAL PURCHASED OPTIONS (Cost $5,078,825)		2,360,510

THE ALGER FUNDS | ALGER MIDCAP GROWTH FUND

Schedule of Investments (Continued) (Unaudited) April 30, 2008

SHORT-TERM INVESTMENTS—1.7%	PRINCIPAL AMOUNT	VALUE
TIME DEPOSITS
Branch Bank & Trust Grand Cayman, 1.84%, 5/1/08 (Cost $10,539,126)	$10,539,126	$10,539,126
Total Investments (Cost $582,398,016)(a)	100.8%	629,578,230
Liabilities in Excess of Other Assets	(0.8)	(5,163,120)
NET ASSETS	100.0%	$624,415,110

  *  Non-income producing securities.

  #  American Depositary Trust

  †  All or a portion of the securities are pledged as collateral for options written.

  (a)  At April 30, 2008, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $582,398,016 amounted to $47,180,214 which consisted of aggregate gross unrealized appreciation of $74,895,558 and aggregate gross unrealized depreciation of $27,715,344.

See Notes to Financial Statements.

THE ALGER FUNDS | ALGER MIDCAP GROWTH FUND

Schedule of Options Written (Unaudited) April 30, 2008

	CONTRACTS	SHARES SUBJECT TO PUT	VALUE
PUT OPTIONS WRITTEN
First Solar Inc./May/240	240	24,000	$28,800
Russell 2000/June/630	1,243	124,300	581,724
TOTAL PUT OPTIONS WRITTEN (Premiums Received $1,917,900)			610,524
CALL OPTIONS WRITTEN
First Solar Inc./May/330	240	24,000	81,600
TOTAL CALL OPTIONS WRITTEN (Premiums Received $179,279)			81,600
TOTAL OPTIONS WRITTEN (Premiums Received $2,097,179)			$692,124

See Notes to Financial Statements.

THE ALGER FUNDS | ALGER CAPITAL APPRECIATION FUND

Schedule of Investments (Unaudited) April 30, 2008

COMM0N STOCKS—93.5%	SHARES	VALUE
ADVERTISING—.1%
Focus Media Holding Ltd.*#	21,300	$785,757
AEROSPACE/DEFENSE—5.3%
BE Aerospace Inc.*	165,800	6,691,688
General Dynamics Corp.	250,445	22,645,237
Lockheed Martin Corp.	135,700	14,389,628
		43,726,553
AGRICULTURE—3.6%
Altria Group Inc.	202,485	4,049,700
Philip Morris International Inc.*	513,485	26,203,140
		30,252,840
APPAREL—2.3%
American Apparel Inc.*	417,810	3,267,274
Deckers Outdoor Corp.*	84,490	11,665,534
Iconix Brand Group Inc.*	260,760	4,151,299
		19,084,107
AUTO MANUFACTURERS—.9%
Oshkosh Corp.	181,740	7,378,644
BIOTECHNOLOGY—2.0%
Celgene Corp.*	84,713	5,264,066
Genentech Inc.*	107,700	7,345,140
Illumina Inc.*	50,730	3,951,360
		16,560,566
CHEMICALS—2.1%
Celanese Corp.	184,690	8,264,877
Mosaic Co./The*	68,600	8,404,186
Zoltek Cos., Inc.*	16,334	435,628
		17,104,691
COMMERCIAL SERVICES—2.0%
Aegean Marine Petroleum Network Inc.	109,175	3,970,695
Net 1 UEPS Technologies Inc.*	227,005	5,320,997
Quanta Services Inc.*	88,700	2,354,098
Sotheby's	174,915	4,845,146
		16,490,936
COMPUTERS—10.1%
Apple Inc.*	108,945	18,950,983
Brocade Communications Systems Inc.*	451,100	3,229,876
Cognizant Technology Solutions Corp., Cl. A*	335,700	10,826,325
Dell Inc.*	91,437	1,703,471
EMC Corp.*	778,300	11,985,820
Hewlett-Packard Co.	66,385	3,076,945
NCR Corp.*	496,300	12,223,869
NetApp Inc.*	389,580	9,427,836
Research In Motion Ltd.*	99,010	12,042,586
		83,467,711

THE ALGER FUNDS | ALGER CAPITAL APPRECIATION FUND

Schedule of Investments (Continued) (Unaudited) April 30, 2008

COMMON STOCKS—(CONT.)	SHARES	VALUE
DISTRIBUTION/WHOLESALE—.2%
LKQ Corp.*	90,482	$1,968,888
DIVERSIFIED FINANCIAL SERVICES—6.0%
Affiliated Managers Group Inc.*	41,700	4,142,478
AllianceBernstein Holding LP	96,705	5,997,644
Bolsa de Mercadorias e Futuros - BM&F	142,900	1,401,725
Bovespa Holding SA	595,700	8,764,953
Janus Capital Group Inc.	123,500	3,465,410
Lazard Ltd., Cl. A	199,620	7,813,127
Merrill Lynch & Co., Inc.*	263,000	6,575,000
Nymex Holdings Inc.	124,195	11,500,457
		49,660,794
ELECTRONICS—.5%
Dolby Laboratories Inc., Cl. A*	32,280	1,296,042
Garmin Ltd.	79,400	3,247,460
		4,543,502
ENERGY-ALTERNATE SOURCES—1.9%
First Solar Inc.*	8,025	2,343,220
JA Solar Holdings Co., Ltd.*#	554,125	13,304,541
		15,647,761
ENGINEERING & CONSTRUCTION—.9%
Chicago Bridge & Iron Co., NV#	197,100	7,852,464
ENTERTAINMENT—1.8%
Bally Technologies Inc.*	385,645	12,992,380
DreamWorks Animation SKG Inc.*	84,670	2,367,373
		15,359,753
HEALTHCARE-PRODUCTS—4.1%
Baxter International Inc.	103,300	6,437,656
Hologic Inc.*	194,672	5,682,476
Intuitive Surgical Inc.*	11,735	3,394,466
Inverness Medical Innovations Inc.*	511,200	18,914,400
Thoratec Corp.*	195	3,118
		34,432,116
HEALTHCARE-SERVICES—1.9%
Aetna Inc.	179,700	7,834,920
Community Health Systems Inc.*	128,500	4,822,605
LifePoint Hospitals Inc.*	72,200	2,174,664
Quest Diagnostics Inc.	24,700	1,239,446
		16,071,635
HOME FURNISHINGS—.1%
Sony Corp.#	12,400	567,796

THE ALGER FUNDS | ALGER CAPITAL APPRECIATION FUND

Schedule of Investments (Continued) (Unaudited) April 30, 2008

COMMON STOCKS—(CONT.)	SHARES	VALUE
INSURANCE—2.0%
ACE Ltd.	57,000	$3,436,530
MetLife Inc.	114,200	6,949,070
PartnerRe Ltd.	83,700	6,192,126
		16,577,726
INTERNET—4.5%
Digital River Inc.*	143,600	4,717,260
eBay Inc.*	267,810	8,379,775
Google Inc., Cl. A*	19,300	11,083,797
Sina Corp.*	187,975	8,684,445
Yahoo! Inc.*	153,215	4,199,623
		37,064,900
LODGING—1.4%
Accor SA*	63,263	5,249,739
MGM Mirage*	109,500	5,600,925
		10,850,664
MACHINERY-DIVERSIFIED—.2%
Cummins Inc.	22,860	1,432,179
MINING—2.5%
Eurasian Natural Resources Corporation*	128,974	3,065,273
Freeport-McMoRan Copper & Gold Inc.	115,875	13,180,781
Thompson Creek Metals Co., Inc.*	154,600	3,343,998
Uranium One Inc.*	157,670	727,997
		20,318,049
MISCELLANEOUS MANUFACTURING—.8%
ITT Corp.	106,500	6,816,000
OIL & GAS—5.3%
Cabot Oil & Gas Corp.	148,400	8,454,348
Concho Resources Inc.*	580	15,991
ConocoPhillips	141,200	12,164,380
Hess Corp.	55,900	5,936,580
Nabors Industries Ltd.*	220,900	8,292,586
Petrobank Energy & Resources	129,285	6,238,954
Range Resources Corp.	41,300	2,741,494
		43,844,333
OIL & GAS SERVICES—4.6%
Exterran Holdings Inc.*	38,435	2,567,074
National Oilwell Varco Inc.*	54,095	3,702,803
Transocean Inc.*	126,786	18,695,864
Weatherford International Ltd.*	162,925	13,143,160
		38,108,901
PACKAGING & CONTAINERS—.5%
Ball Corp.	82,700	4,447,606

THE ALGER FUNDS | ALGER CAPITAL APPRECIATION FUND

Schedule of Investments (Continued) (Unaudited) April 30, 2008

COMMON STOCKS—(CONT.)	SHARES	VALUE
PHARMACEUTICALS—7.1%
Abbott Laboratories	310,120	$16,358,830
Cardinal Health Inc.	182,440	9,499,651
Cephalon Inc.*	93,089	5,809,684
Gilead Sciences Inc.*	53,700	2,779,512
ImClone Systems Inc.*	151,420	7,063,743
Merck & Co., Inc.	144,800	5,508,192
Mylan Inc.	397,700	5,237,709
United Therapeutics Corp.*	76,175	6,436,788
		58,694,109
REITS—2.6%
Digital Realty Trust Inc.	55,700	2,158,375
CVS Caremark Corp.	314,025	12,677,189
Kohl's Corp.*	43,500	2,124,975
Wal-Mart Stores Inc.	80,500	4,667,390
		21,627,929
SEMICONDUCTORS—4.5%
Broadcom Corp., Cl. A*	270,200	7,014,392
Intel Corp.	806,875	17,961,038
Lam Research Corp.*	39,530	1,614,405
MEMC Electronic Materials Inc.*	78,000	4,911,660
Tessera Technologies Inc.*	293,590	5,942,262
		37,443,757
SOFTWARE—7.1%
Intuit Inc.*	229,100	6,178,827
Microsoft Corp.	1,168,185	33,316,636
NAVTEQ Corp.*	35,200	2,612,192
Satyam Computer Services Ltd.#	266,665	6,847,957
Solera Holdings Inc.*	298,435	7,702,607
Tele Atlas, NV*	30,600	1,353,008
TomTom NV*	48,339	1,685,801
		59,697,028
TELECOMMUNICATIONS—3.5%
America Movil SAB de CV#	17,450	1,011,402
American Tower Corp., Cl. A*	13,635	592,032
Atheros Communications Inc.*	354,736	9,443,072
Nice Systems Ltd.*#	286,300	9,115,792
SAVVIS Inc.*	200,500	2,937,325
Sonus Networks Inc.*	1,570,075	6,296,001
		29,395,624
TOYS/GAMES/HOBBIES—1.1%
Nintendo Co., Ltd.#	137,300	9,376,890
TOTAL COMM0N STOCKS (Cost $797,349,730)		776,652,209

THE ALGER FUNDS | ALGER CAPITAL APPRECIATION FUND

Schedule of Investments (Continued) (Unaudited) April 30, 2008

CONVERTIBLE CORPORATE BONDS—.2%	PRINCIPAL AMOUNT	VALUE
APPAREL
Iconix Brand Group Inc., 1.875%, 6/30/12 (Cost $2,030,000)	$2,030,000	$1,740,725
PURCHASED OPTIONS—.1%	CONTRACTS	VALUE
PUT OPTIONS—.1%
Research In Motion/May/125 (Cost $1,262,240)	1,600	1,024,000
SHORT-TERM INVESTMENTS—6.1%	PRINCIPAL AMOUNT
TIME DEPOSITS
Branch Bank & Trust Grand Cayman, 1.84%, 5/1/08	$32,300,000	32,300,000
Wachovia London, 1.84%, 5/1/08	18,478,289	18,478,289
TOTAL TIME DEPOSITS (Cost $50,778,289)		50,778,289
Total Investments (Cost $851,420,259)(a)	99.9%	830,195,223
Other Assets in Excess of Liabilities	0.1	1,231,758
NET ASSETS	100.0%	$831,426,981

  *  Non-income producing securities.

  #  American Depositary Trust

  (a)  At April 30, 2008, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $851,420,259 amounted to $21,225,036 which consisted of aggregate gross unrealized appreciation of $48,606,771 and aggregate gross unrealized depreciation of $69,831,807.

See Notes to Financial Statements.

THE ALGER FUNDS | ALGER HEALTH SCIENCES FUND

Schedule of Investments (Unaudited) April 30, 2008

COMMON STOCKS—85.7%	SHARES	VALUE
BIOTECHNOLOGY—12.9%
Acorda Therapeutics Inc.*	178,150	$3,750,058
Celgene Corp.*	264,509	16,436,589
Genentech Inc.*	89,000	6,069,800
Illumina Inc.*	33,690	2,624,114
InterMune Inc.*	288,255	4,568,842
Momenta Pharmaceuticals Inc.*	63,600	889,128
Optimer Pharmaceuticals Inc.*	77,200	508,748
Savient Pharmaceuticals Inc.*	204,350	4,463,004
SuperGen Inc.*	160,600	451,286
Third Wave Technologies Inc.*	357,800	3,155,796
		42,917,365
CHEMICALS—2.2%
Bayer AG#	84,050	7,152,688
COMMERCIAL SERVICES—2.4%
McKesson Corp.	87,300	4,550,076
Parexel International Corp.*	134,500	3,416,300
		7,966,376
HEALTHCARE-PRODUCTS—28.7%
Aetna Inc.	181,850	7,928,660
Baxter International Inc.	115,800	7,216,655
Beckman Coulter Inc.	36,600	2,499,780
Cepheid Inc.*	94,850	1,856,215
Community Health Systems Inc.*	217,100	8,147,763
Covidien Ltd.	129,000	6,023,010
Hologic Inc.*	120,440	3,515,644
Intuitive Surgical Inc.*	24,450	7,072,407
Inverness Medical Innovations Inc.*	249,500	9,231,500
Johnson & Johnson	137,800	9,245,002
Meridian Bioscience Inc.	80,000	2,154,400
Micrus Endovascular Corp.*	70,000	796,600
Power Medical Interventions Inc.*	315,000	2,019,150
Quest Diagnostics Inc.	101,800	5,108,324
Smith & Nephew PLC#	66,500	4,304,545
St. Jude Medical Inc.*	145,500	6,369,990
Thoratec Corp.*	231,350	3,699,287
Varian Medical Systems Inc.*	72,000	3,375,360
Zimmer Holdings Inc.*	63,150	4,683,204
		95,247,496
PHARMACEUTICALS—37.4%
Abbott Laboratories	194,200	10,244,050
Allergan Inc.	43,500	2,452,095

THE ALGER FUNDS | ALGER HEALTH SCIENCES FUND

Schedule of Investments (Continued) (Unaudited) April 30, 2008

COMMON STOCKS—(CONT.)	SHARES	VALUE
PHARMACEUTICALS—(CONT.)
Altus Pharmaceuticals Inc.*	341,400	$1,406,567
Auxilium Pharmaceuticals Inc.*	60,350	1,855,763
Biodel Inc.*	185,250	2,563,860
BioMarin Pharmaceutical Inc.*	189,600	6,912,815
Cadence Pharmaceuticals Inc.*	144,575	948,412
Cardinal Health Inc.	50,000	2,603,500
Cardiome Pharma Corp.*	120,300	1,046,610
Cephalon Inc.*	160,900	10,041,769
Cubist Pharmaceuticals Inc.*	311,300	6,026,768
Eli Lilly & Co.	32,800	1,578,992
Gilead Sciences Inc.*	155,450	8,046,092
ImClone Systems Inc.*	306,300	14,288,895
Medicines Co./The*	79,250	1,565,188
Merck KGAA	37,400	5,310,981
Merck & Co., Inc.	40,150	1,527,306
Mylan Inc.	764,100	10,063,197
OSI Pharmaceuticals Inc.*	90,150	3,123,698
Pharmasset Inc.*	43,352	671,956
Poniard Pharmaceuticals Inc.*	211,352	775,662
Pozen Inc.*	215,300	2,848,419
Schering-Plough Corp.	671,350	12,359,554
Shire PLC#	60,050	3,299,147
Teva Pharmaceutical Industries Ltd.#	112,500	5,262,750
United Therapeutics Corp.*	77,400	6,540,300
XenoPort Inc.*	18,400	787,152
		124,151,498
RETAIL—2.1%
CVS Caremark Corp.	177,600	7,169,712
TOTAL COMMON STOCKS (Cost $273,241,574)		284,605,135
PURCHASED PUT OPTIONS—.1%	CONTRACTS
PUT OPTIONS
Elan Corp., PLC/July/24	950	256,500
Vertex Pharmaceuticals Inc./June/25	1,100	203,500
TOTAL PURCHASED OPTIONS (Cost $652,186)		460,000

THE ALGER FUNDS | ALGER HEALTH SCIENCES FUND

Schedule of Investments (Continued) (Unaudited) April 30, 2008

SHORT-TERM INVESTMENTS—12.0%	PRINCIPAL AMOUNT	VALUE
TIME DEPOSITS
Branch Bank & Trust Grand Cayman, 1.84%, 5/1/08	$12,900,000	$12,900,000
Wachovia London, 1.84%, 5/1/08	12,900,000	12,900,000
Wells Fargo Grand Cayman, 1.84%, 5/1/08	12,900,000	12,900,000
Citibank London, 1.84%, 5/1/08	992,880	992,880
TOTAL TIME DEPOSITS (Cost $39,692,880)		39,692,880
Total Investments (Cost $313,586,640)(a)	97.8%	324,758,015
Other Assets in Excess of Liabilities	2.2	7,325,961
NET ASSETS	100.0%	$332,083,976

  *   Non-income producing securities.

  #   American Depositary Trust

  (a)  At April 30, 2008, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $313,586,640 amounted to $11,171,375 which consisted of aggregate gross unrealized appreciation of $24,818,495 and aggregate gross unrealized depreciation of $13,647,120.

See Notes to Financial Statements.

THE ALGER FUNDS | ALGER SMALLCAP AND MIDCAP GROWTH FUND

Schedule of Investments (Unaudited) April 30, 2008

COMMON STOCKS—93.0%	SHARES	VALUE
ADVERTISING—.6%
Focus Media Holding Ltd.*#	91,950	$3,392,035
AEROSPACE/DEFENSE—2.1%
Alliant Techsystems Inc.*	42,300	4,652,154
BE Aerospace Inc.*	165,500	6,679,580
		11,331,734
AIRLINES—.5%
Airtran Holdings Inc.*	813,430	2,773,795
APPAREL—.8%
Iconix Brand Group Inc.*	278,150	4,428,147
AUTO PARTS & EQUIPMENT—.8%
Tenneco Inc.*	171,200	4,379,295
BANKS—1.4%
First Midwest Bancorp Inc.	139,250	3,555,053
Signature Bank*	164,800	4,347,424
		7,902,477
BEVERAGES—1.0%
Central European Distribution Corp.*	92,200	5,616,823
BIOTECHNOLOGY—2.8%
Acorda Therapeutics Inc.*	143,400	3,018,570
Illumina Inc.*	73,950	5,759,966
Savient Pharmaceuticals Inc.*	171,650	3,748,836
Third Wave Technologies Inc.*	297,050	2,619,981
		15,147,353
CHEMICALS—.7%
Zoltek Cos., Inc.*	138,750	3,700,462
COMMERCIAL SERVICES—6.7%
FTI Consulting Inc.*	99,500	6,368,000
Geo Group Inc./The*	251,400	6,649,530
Information Services Group Inc.*	464,700	2,407,146
ITT Educational Services Inc.*	43,550	3,338,543
Parexel International Corp.*	282,800	7,183,120
TeleTech Holdings Inc.*	285,500	6,546,515
Wright Express Corp.*	130,950	4,321,350
		36,814,204
COMPUTERS—2.7%
IHS Inc., Cl. A*	99,200	6,552,160
NCR Corp.*	169,125	4,165,549
SI International Inc.*	167,700	3,847,038
		14,564,747
DISTRIBUTION/WHOLESALE—1.2%
LKQ Corp.*	299,750	6,522,560

THE ALGER FUNDS | ALGER SMALLCAP AND MIDCAP GROWTH FUND

Schedule of Investments (Continued) (Unaudited) April 30, 2008

COMMON STOCKS—(CONT.)	SHARES	VALUE
DIVERSIFIED FINANCIAL SERVICES—3.5%
Affiliated Managers Group Inc.*	53,262	$5,291,047
Greenhill & Co., Inc.	61,200	3,981,060
IntercontinentalExchange Inc.*	26,350	4,088,203
Lazard Ltd., Cl. A	156,000	6,105,840
		19,466,150
ELECTRIC—1.3%
ITC Holdings Corp.	129,450	7,220,720
ELECTRICAL COMPONENTS & EQUIPMENT—1.3%
Ametek Inc.	148,900	7,224,628
ELECTRONICS—1.1%
Dolby Laboratories Inc., Cl. A*	147,850	5,936,178
ENERGY-ALTERNATE SOURCES—1.5%
JA Solar Holdings Co., Ltd.*#	157,800	3,788,778
Sunpower Corp., Cl. A*	52,350	4,568,585
		8,357,363
ENGINEERING & CONSTRUCTION—1.1%
Aecom Technology Corp.*	224,140	6,154,884
ENTERTAINMENT—.8%
Bally Technologies Inc.*	134,900	4,544,780
FOOD—1.4%
Cosan Ltd., Cl. A*	169,200	2,243,592
Hain Celestial Group Inc.*	227,450	5,613,466
		7,857,058
HEALTHCARE-PRODUCTS—6.8%
Cepheid Inc.*	211,200	4,133,184
Community Health Systems Inc.*	198,050	7,432,817
Hologic Inc.*	200,000	5,838,000
Intuitive Surgical Inc.*	12,000	3,471,120
IPC The Hospitalist Co., Inc.*	220,800	5,182,176
Meridian Bioscience Inc.	201,200	5,418,316
Power Medical Interventions Inc.*	419,588	2,689,559
Thoratec Corp.*	199,300	3,186,807
		37,351,979
INSURANCE—1.7%
First Mercury Financial Corp.*	273,350	4,318,930
Max Capital Group Ltd.	120,850	2,829,099
PartnerRe Ltd.	33,000	2,441,340
		9,589,369
INTERNET—3.0%
Ctrip.com International Ltd.#	116,500	7,229,990
DealerTrack Holdings Inc.*	167,289	3,218,640
Priceline.com Inc.*	47,350	6,043,754
		16,492,384

THE ALGER FUNDS | ALGER SMALLCAP AND MIDCAP GROWTH FUND

Schedule of Investments (Continued) (Unaudited) April 30, 2008

COMMON STOCKS—(CONT.)	SHARES	VALUE
LEISURE TIME—1.1%
Life Time Fitness Inc.*	162,350	$5,901,423
MACHINERY-CONSTRUCTION & MINING—1.5%
Bucyrus International Inc., Cl. A	63,800	8,034,334
MACHINERY-DIVERSIFIED—1.7%
Manitowoc Co., Inc./The	103,700	3,921,934
Roper Industries Inc.	86,600	5,379,592
		9,301,526
MINING—1.2%
Thompson Creek Metals Co., Inc.*	293,400	6,346,242
OIL & GAS—6.0%
Carrizo Oil & Gas Inc.*	115,600	7,339,444
Concho Resources Inc.*	280,600	7,736,142
CVR Energy Inc.*	201,050	4,328,607
Petrobank Energy & Resources Ltd.*	136,350	6,579,893
Range Resources Corp.	103,700	6,883,606
		32,867,692
OIL & GAS SERVICES—2.3%
Cal Dive International Inc.*	448,050	5,461,730
Cameron International Corp.*	147,250	7,249,118
		12,710,848
PACKAGING & CONTAINERS—1.2%
Silgan Holdings Inc.*	123,700	6,590,735
PHARMACEUTICALS—4.9%
BioMarin Pharmaceutical Inc.*	94,650	3,450,939
Cubist Pharmaceuticals Inc.*	141,550	2,740,408
ImClone Systems Inc.*	152,950	7,135,118
Mylan Inc.	291,300	3,836,421
OSI Pharmaceuticals Inc.*	68,100	2,359,665
Pozen Inc.*	92,850	1,228,406
United Therapeutics Corp.*	74,000	6,253,000
		27,003,957
REITS—.8%
Digital Realty Trust Inc.	117,100	4,537,625
RETAIL—5.9%
Abercrombie & Fitch Co., Cl. A	71,550	5,316,881
AnnTaylor Stores Corp.*	228,000	5,768,400
Darden Restaurants Inc.	171,850	6,114,423
GameStop Corp., Cl. A*	71,200	3,918,848
Phillips-Van Heusen Corp.	118,150	4,987,112
Urban Outfitters Inc.*	176,900	6,058,825
		32,164,489

THE ALGER FUNDS | ALGER SMALLCAP AND MIDCAP GROWTH FUND

Schedule of Investments (Continued) (Unaudited) April 30, 2008

COMMON STOCKS—(CONT.)	SHARES	VALUE
SAVINGS & LOANS—.8%
People's United Financial Inc.	248,950	$4,224,682
SEMICONDUCTORS—5.0%
Cypress Semiconductor Corp.*	177,950	5,003,954
Intersil Corp.	171,550	4,583,816
Mellanox Technologies Ltd.*	344,555	5,157,988
Microsemi Corp.*	241,650	5,920,425
Spreadtrum Communications Inc.*#	290,300	2,522,707
Varian Semiconductor Equipment Associates Inc.*	115,000	4,212,450
		27,401,340
SOFTWARE—7.0%
Ansys Inc.*	138,625	5,576,884
Concur Technologies Inc.*	133,200	4,414,248
NAVTEQ Corp.*	53,600	3,977,656
Omniture Inc.*	168,900	3,854,298
PROS Holdings Inc.*	285,050	3,329,384
Solera Holdings Inc.*	264,356	6,823,028
Synchronoss Technologies Inc.*	197,800	4,128,086
Taleo Corp.*	229,550	4,476,225
VeriFone Holdings Inc.*	169,700	1,898,943
		38,478,752
TELECOMMUNICATIONS—8.8%
Acme Packet Inc.*	344,850	3,155,378
Atheros Communications Inc.*	222,850	5,932,267
Cincinnati Bell Inc.*	1,401,450	6,502,728
Foundry Networks Inc.*	335,350	4,269,006
NeuStar Inc., Cl. A*	202,800	5,579,028
Nice Systems Ltd.*#	226,450	7,210,168
Polycom Inc.*	247,450	5,542,880
SBA Communications Corp.*	215,550	6,970,887
Sonus Networks Inc.*	720,850	2,890,609
		48,052,951
TOTAL COMMON STOCKS (Cost $501,761,399)		510,385,721

THE ALGER FUNDS | ALGER SMALLCAP AND MIDCAP GROWTH FUND

Schedule of Investments (Continued) (Unaudited) April 30, 2008

SHORT-TERM INVESTMENTS—6.0%	PRINCIPAL AMOUNT	VALUE
TIME DEPOSITS
Branch Bank & Trust Grand Cayman, 1.84%, 5/1/08	$21,000,000	$21,000,000
Wachovia London, 1.84%, 5/1/08	12,037,657	12,037,657
TOTAL TIME DEPOSITS (Cost $33,037,657)		33,037,657
Total Investments (Cost $534,799,056)(a)	99.0%	543,423,378
Other Assets in Excess of Liabilities	1.0	5,596,164
NET ASSETS	100.0%	$549,019,542

  *  Non-income producing securities.

  #  American Depositary Trust

  (a)  At April 30, 2008, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $534,799,056 amounted to $8,624,322 which consisted of aggregate gross unrealized appreciation of $47,109,162 and aggregate gross unrealized depreciation of $38,484,840.

See Notes to Financial Statements.

THE ALGER FUNDS | ALGER CORE FIXED-INCOME FUND

Schedule of Investments (Unaudited) April 30, 2008

CORPORATE BONDS—35%	PRINCIPAL AMOUNT	VALUE
BANKS—2.9%
Bank of America Corp., 8.125%, 12/31/49	$125,000	$127,904
Barclays Bank PLC, 6.05%, 12/4/17(a)	100,000	97,901
KeyBank NA, 2.934%, 11/3/09	100,000	98,353
		324,158
BEVERAGES—1.9%
Dr. Pepper Snapple Group Inc., 6.82%, 5/1/18(a)	100,000	103,923
PepsiCo Inc., 4.65%, 2/15/13	100,000	102,196
		206,119
COMMERCIAL MORTGAGE BACKED SECURITIES—4.7%
American Tower Trust, 5.956%, 4/15/37(a)	50,000	44,969
Bear Stearns Commercial Mortgage Securities, 5.064%, 5/14/16	50,000	51,109
Ge Capital Commercial Mortgage Corp., 6.59%, 8/11/33	75,000	78,219
JP Morgan Chase Commercial Mortgage Securities Corp., 5.875%, 4/15/45	100,000	101,605
Morgan Stanley Capital I, 5.178%, 9/15/42	75,000	73,761
Morgan Stanley Capital I, 5.514%, 11/12/49	100,000	98,017
Wachovia Bank Commercial Mortgage Trust, 5.342%, 12/15/43	75,000	72,424
		520,104
DIVERSIFIED FINANCIAL SERVICES—8.2%
Capital One Capital III, 7.686%, 8/15/36	50,000	42,821
Citigroup Inc., 8.40%, 12/30/49	125,000	126,666
Goldman Sachs Group Inc./The, 6.15%, 4/1/18	125,000	126,677
HSBC Finance Corp., 5.25%, 1/14/11	100,000	100,560
HSBC Finance Corp., 2.944%, 8/9/11	100,000	95,142
Lazard Group, 6.85%, 6/15/17	30,000	28,005
Lehman Brothers Holdings Inc., 5.75%, 7/18/11	125,000	124,040
Lehman Brothers Holdings Inc., 3.17%, 8/21/09	125,000	120,405
Merrill Lynch & Co., Inc., 6.875%, 4/25/18	100,000	100,996
Toll Brothers Finance Corp., 5.15%, 5/15/15	50,000	43,790
		909,102
ELECTRIC—3.4%
Florida Power Corp., 5.80%, 9/15/17	50,000	52,439
PSEG Power LLC, 7.75%, 4/15/11	100,000	107,114
Southern Co., 5.30%, 1/15/12	75,000	77,235
Virginia Electric and Power Co., 5.10%, 11/30/12	75,000	76,326
WPS Resources Co., 6.11%, 12/1/66	75,000	63,281
		376,395
FOOD—.5%
Kroger Co./The, 6.15%, 1/15/20	50,000	52,179
HEALTHCARE-PRODUCTS—.7%
Johnson & Johnson, 5.15%, 8/15/12	75,000	79,521
HEALTHCARE-SERVICES—.5%
Coventry Health Care Inc., 6.30%, 8/15/14	60,000	58,637

THE ALGER FUNDS | ALGER CORE FIXED-INCOME FUND

Schedule of Investments (Continued) (Unaudited) April 30, 2008

CORPORATE BONDS—(CONT.)	PRINCIPAL AMOUNT	VALUE
INSURANCE—1%
Liberty Mutual Group Inc., 7.80%, 3/15/37(a)	$50,000	$45,233
MBIA Insurance Corp., 14.00%, 1/15/33(a)	25,000	22,899
XL Capital Ltd., 6.50%, 12/31/49	50,000	35,053
		103,185
MISCELLANEOUS MANUFACTURING—.3%
Cooper US Inc., 6.10%, 7/1/17	30,000	31,312
OFFICE/BUSINESS EQUIPMENT—.9%
Xerox Corp., 5.65%, 5/15/13	100,000	100,366
OIL & GAS—2.1%
Marathon Oil Corp., 5.90%, 3/15/18	100,000	101,372
Valero Energy Corp., 6.875%, 4/15/12	80,000	84,534
XTO Energy Inc., 5.90%, 8/1/12	50,000	51,860
		237,766
OIL & GAS SERVICES—.9%
Weatherford International Ltd., 6.00%, 3/15/18	100,000	102,880
PHARMACEUTICALS—1.2%
Abbott Laboratories, 5.60%, 5/15/11	75,000	78,781
AstraZeneca PLC, 5.40%, 9/15/12	50,000	51,851
		130,632
PIPELINES—.4%
Enterprise Products Operating LP, 8.375%, 8/1/66	40,000	39,872
REITS—.4%
HCP Inc., 6.70%, 1/30/18	50,000	44,919
RETAIL—1%
Autozone Inc., 6.95%, 6/15/16	60,000	63,475
Darden Restaurants Inc., 5.625%, 10/15/12	50,000	49,152
		112,627
SOFTWARE—.9%
Oracle Corp., 4.95%, 4/15/13	100,000	101,860
TELECOMMUNICATIONS—2.2%
AT&T Inc., 4.95%, 1/15/13	100,000	100,763
Qwest Corp., 6.50%, 6/1/17	40,000	37,700
Verizon Communications Inc., 5.25%, 4/15/13	100,000	102,244
		240,707
TRANSPORTATION—.9%
Norfolk Southern Corp., 5.75%, 4/1/18(a)	100,000	101,605
TOTAL CORPORATE BONDS (Cost $3,888,367)		3,873,946

THE ALGER FUNDS | ALGER CORE FIXED-INCOME FUND

Schedule of Investments (Continued) (Unaudited) April 30, 2008

CONVERTIBLE CORPORATE BONDS—2.1%	PRINCIPAL AMOUNT	VALUE
AEROSPACE & DEFENSE—.6%
L-3 Communications Holdings Inc., 3.00%, 8/1/35	$50,000	$63,438
FOREST PRODUCTS & PAPER—.5%
Rayonier TRS Holdings Inc., 3.75%, 10/15/12(a)	50,000	50,813
OIL & GAS—1%
Transocean Inc., 1.50%, 12/15/37	100,000	113,000
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $210,102)		227,251
U.S GOVERNMENT & AGENCY OBLIGATIONS—33.9%
Federal Farm Credit Bank, 3.625%, 2/1/11	100,000	100,022
Federal National Mortgage Association, 5.00%, 5/5/09 5.20%, 11/20/09 4.50%, 2/15/11 3.25%, 4/9/13 5.50%, 12/25/20 5.50%, 10/25/20	125,000 175,000 50,000 200,000 66,077 100,000	127,873 175,205 51,909 196,997 67,167 102,734
Federal Home Loan Bank, 3.625%, 12/17/10 5.375%, 6/8/12 5.00%, 2/26/18	200,000 25,000 150,000	203,224 26,894 152,680
Federal Home Loan Mortgage Corporation, 5.50%, 10/15/16 5.50%, 12/15/20 6.00%, 3/15/36	49,607 65,778 40,738	50,668 66,960 40,865
Government National Mortgage Association, 5.00%, 5/16/29	101,623	102,652
U.S. Treasury Notes, 4.75%, 11/15/08 2.125%, 4/30/10 4.50%, 2/28/11 4.625%, 8/31/11 4.875%, 2/15/12 4.625%, 7/31/12 2.875%, 1/31/13 2.50%, 3/31/13 3.125%, 4/30/13 4.25%, 11/15/13 4.75%, 8/15/17 4.25%, 11/15/17 3.50%, 2/15/18	80,000 250,000 50,000 80,000 50,000 100,000 400,000 250,000 250,000 80,000 60,000 200,000 400,000	81,338 249,355 52,840 85,194 53,859 106,703 397,532 244,024 251,055 84,681 64,659 207,813 391,625
TOTAL U.S GOVERNMENT & AGENCY OBLIGATIONS (Cost $3,704,133)		3,736,528

THE ALGER FUNDS | ALGER CORE FIXED-INCOME FUND

Schedule of Investments (Continued) (Unaudited) April 30, 2008

SHORT-TERM INVESTMENTS—27.2%	PRINCIPAL AMOUNT	VALUE
TIME DEPOSITS
Branch Bank & Trust Grand Cayman, 1.84%, 5/1/08	$300,000	$300,000
Brown Brothers Harriman Cayman, 1.84%, 5/1/08	1,803,385	1,803,385
Wachovia London, 1.84%, 5/1/08	300,000	300,000
Citibank London, 1.84%, 5/1/08	300,000	300,000
Wells Fargo Grand Cayman, 1.84%, 5/1/08	300,000	300,000
TOTAL TIME DEPOSITS (Cost $3,003,385)		3,003,385
Total Investments (Cost $10,805,987)(b)	98.2%	10,841,110
Other Assets in Excess of Liabilities	1.8	193,273
NET ASSETS	100.0%	$11,034,383

  (a)  Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers. These securities are deemed to be liquid and represent 9.9%, of the net assets of the Fund.

  (b)  At April 30, 2008, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $10,805,987 amounted to $35,123 which consisted of aggregate gross unrealized appreciation of $125,950 and aggregate gross unrealized depreciation of $90,827.

See Notes to Financial Statements.

THE ALGER FUNDS | ALGER GROWTH OPPORTUNITIES FUND

Schedule of Investments (Unaudited) April 30, 2008

COMMON STOCKS—81.5%	SHARES	VALUE
AEROSPACE/DEFENSE—2.8%
Alliant Techsystems Inc.*	205	$22,546
BE Aerospace Inc.*	635	25,629
Esterline Technologies Corp.*	410	22,821
		70,996
APPAREL—2.3%
American Apparel Inc.*	1,645	12,864
Deckers Outdoor Corp.*	205	28,304
Iconix Brand Group Inc.*	1,040	16,557
		57,725
AUTO PARTS & EQUIPMENT—.7%
Tenneco Inc.*	685	17,521
BANKS—.8%
Signature Bank*	815	21,500
BEVERAGES—.9%
Central European Distribution Corp.*	370	22,540
BIOTECHNOLOGY—2.4%
Illumina Inc.*	290	22,588
RTI Biologics Inc.*	1,045	10,596
Savient Pharmaceuticals Inc.*	510	11,138
Third Wave Technologies Inc.*	1,775	15,656
		59,978
CHEMICALS—1.4%
Intrepid Potash Inc.*	245	11,635
Zoltek Cos., Inc.*	945	25,203
		36,838
COMMERCIAL SERVICES—5.3%
FTI Consulting Inc.*	410	26,240
Geo Group Inc./The*	990	26,186
Parexel International Corp.*	965	24,511
Riskmetrics Group Inc.*	955	16,856
TeleTech Holdings Inc.*	1,000	22,930
VistaPrint Ltd.*	545	18,546
		135,269
COMPUTERS—3.9%
Data Domain Inc.*	695	15,116
IHS Inc., Cl. A*	350	23,118
NCR Corp.*	905	22,290
SI International Inc.*	605	13,879
VanceInfo Technologies Inc.*#	2,925	25,038
		99,441
DISTRIBUTION/WHOLESALE—1.0%
LKQ Corp.*	1,180	25,676

THE ALGER FUNDS | ALGER GROWTH OPPORTUNITIES FUND

Schedule of Investments (Continued) (Unaudited) April 30, 2008

COMMON STOCKS—(CONT.)	SHARES	VALUE
DIVERSIFIED FINANCIAL SERVICES—2.7%
Affiliated Managers Group Inc.*	225	$22,352
IntercontinentalExchange Inc.*	155	24,048
Lazard Ltd., Cl. A	570	22,310
		68,710
ELECTRIC—1.1%
ITC Holdings Corp.	485	27,052
ELECTRICAL COMPONENTS & EQUIPMENT—1.0%
Ametek Inc.	510	24,745
ELECTRONICS—.7%
Dolby Laboratories Inc., Cl. A*	450	18,068
ENERGY-ALTERNATE SOURCES—1.0%
JA Solar Holdings Co., Ltd.*#	1,055	25,331
ENGINEERING & CONSTRUCTION—.9%
Aecom Technology Corp.*	835	22,929
ENTERTAINMENT—.7%
Bally Technologies Inc.*	500	16,845
FOOD—1.6%
Cosan Ltd., Cl. A*	1,400	18,564
Hain Celestial Group Inc.*	890	21,965
		40,529
HEALTHCARE-PRODUCTS—6.9%
Cepheid Inc.*	565	11,057
Hologic Inc.*	900	26,271
Meridian Bioscience Inc.	765	20,601
Micrus Endovascular Corp.*	1,690	19,232
Power Medical Interventions Inc.*	2,590	16,602
Community Health Systems Inc.*	810	30,399
Gentiva Health Services Inc.*	1,180	25,653
IPC The Hospitalist Co., Inc.*	1,045	24,526
		174,341
INSURANCE—1.5%
Max Capital Group Ltd.	780	18,260
PartnerRe Ltd.	280	20,714
		38,974
INTERNET—1.9%
Ctrip.com International Ltd.#	370	22,962
Priceline.com Inc.*	190	24,252
		47,214
LEISURE TIME—1.7%
Life Time Fitness Inc.*	645	23,446
WMS Industries Inc.*	570	20,628
		44,074

THE ALGER FUNDS | ALGER GROWTH OPPORTUNITIES FUND

Schedule of Investments (Continued) (Unaudited) April 30, 2008

COMMON STOCKS—(CONT.)	SHARES	VALUE
MACHINERY-CONSTRUCTION & MINING—1.1%
Bucyrus International Inc., Cl. A	215	$27,075
METAL FABRICATE/HARDWARE—1.0%
RBC Bearings Inc.*	645	25,781
MINING—.9%
Thompson Creek Metals Co., Inc.*	1,065	23,036
MISCELLANEOUS MANUFACTURING—1.0%
Clarcor Inc.	575	24,127
OIL & GAS—4.4%
Carrizo Oil & Gas Inc.*	375	23,809
Concho Resources Inc.*	930	25,640
CVR Energy Inc.*	875	18,839
Petrobank Energy & Resources	420	20,268
Range Resources Corp.	350	23,233
		111,789
OIL & GAS SERVICES—4.5%
Cal Dive International Inc.*	1,630	19,870
Cameron International Corp.*	510	25,107
Dril-Quip Inc.*	465	26,579
Flotek Industries Inc.*	995	18,626
T-3 Energy Services Inc.*	440	23,232
		113,414
PACKAGING & CONTAINERS—1.0%
Silgan Holdings Inc.	465	24,775
PHARMACEUTICALS—3.9%
Altus Pharmaceuticals Inc.*	1,995	8,219
Biodel Inc.*	795	11,003
BioMarin Pharmaceutical Inc.*	570	20,782
ImClone Systems Inc.*	570	26,591
Pozen Inc.*	700	9,261
United Therapeutics Corp.*	260	21,970
		97,826
REITS—.9%
Digital Realty Trust Inc.	555	21,506
RETAIL—3.6%
Abercrombie & Fitch Co., Cl. A	280	20,807
AnnTaylor Stores Corp.*	905	22,897
Bebe Stores Inc.	1,775	17,732
Darden Restaurants Inc.	835	29,709
		91,145
SAVINGS & LOANS—.9%
People's United Financial Inc.	1,280	21,722

THE ALGER FUNDS | ALGER GROWTH OPPORTUNITIES FUND

Schedule of Investments (Continued) (Unaudited) April 30, 2008

COMMON STOCKS—(CONT.)	SHARES	VALUE
SEMICONDUCTORS—3.5%
Cavium Networks Inc.*	765	$15,721
Intersil Corp.	575	15,364
Mellanox Technologies Ltd.*	1,410	21,108
Microsemi Corp.*	995	24,378
Varian Semiconductor Equipment Associates Inc.*	325	11,905
		88,476
SOFTWARE—5.8%
Ansys Inc.*	580	23,333
Concur Technologies Inc.*	520	17,233
Moldflow Corp.*	855	16,895
Omniture Inc.*	470	10,725
Solera Holdings Inc.*	1,095	28,262
Synchronoss Technologies Inc.*	670	13,983
Taleo Corp.*	910	17,745
THQ Inc.*	885	18,833
		147,009
TELECOMMUNICATIONS—5.8%
Atheros Communications Inc.*	825	21,962
Cincinnati Bell Inc.*	5,505	25,543
NeuStar Inc., Cl. A*	845	23,246
Nice Systems Ltd.*#	815	25,950
Polycom Inc.*	990	22,176
SBA Communications Corp.*	870	28,136
		147,013
TOTAL COMMON STOCKS (Cost $1,973,860)		2,060,990
SHORT-TERM INVESTMENTS—10.2%	PRINCIPAL AMOUNT
TIME DEPOSITS
Brown Brothers Harriman Grand Cayman, 1.84%, 5/1/08	$93,770	93,770
Branch Bank & Trust Grand Cayman, 1.84%, 5/1/08	81,980	81,980
Wachovia London, 1.84%, 5/1/08	81,980	81,980
TOTAL TIME DEPOSITS (Cost $257,730)		257,730
Total Investments (Cost $2,231,590)(a)	91.7%	2,318,720
Other Assets in Excess of Liabilities	8.3	209,475
NET ASSETS	100.0%	$2,528,195

*  Non-income producing securities.

  #  American Depositary Trust

  (a)  At April 30, 2008, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $2,231,590 amounted to $87,130 which consisted of aggregate gross unrealized appreciation of $149,824 and aggregate gross unrealized depreciation of $62,694.

See Notes to Financial Statements.

THE ALGER FUNDS | ALGER MONEY MARKET FUND

Schedule of Investments (Unaudited) April 30, 2008

U.S. AGENCY OBLIGATIONS—100.4%	PRINCIPAL AMOUNT	VALUE
Federal Home Loan Bank,
1.65%, 5/1/08	$11,430,000	$11,430,000
2.63%, 5/2/08	8,000,000	7,999,415
2.48%, 5/5/08	15,000,000	14,995,867
2.00%, 7/28/08	7,000,000	6,965,778
2.00%, 7/30/08	7,000,000	6,965,000
Federal Home Loan Mortgage Corporation, 2.63%, 5/27/08	8,000,000	7,984,804
TOTAL U.S. AGENCY OBLIGATIONS (Cost $56,340,864)		56,340,864
SHORT-TERM INVESTMENTS—25.1%
TIME DEPOSITS
Brown Brothers Harriman Cayman, 1.84%, 5/1/08	4,907,650	4,907,650
Branch Bank & Trust Grand Cayman, 1.84%, 5/1/08	2,300,000	2,300,000
Wells Fargo Grand Cayman, 1.84%, 5/1/08	2,300,000	2,300,000
Citibank London, 1.84%, 5/1/08	2,300,000	2,300,000
Wachovia London, 1.84%, 5/1/08	2,300,000	2,300,000
TOTAL TIME DEPOSITS (Cost $14,107,650)		14,107,650
Total Investments (Cost $70,448,514)(a)	125.5%	70,448,514
Liabilities in Excess of Other Assets	(25.5)	(14,299,166)
NET ASSETS	100.0%	$56,149,348

  (a)  At April 30, 2008, the net unrealized appreciation on investments, based on cost of federal income tax purposes was the same as the cost for financial reporting purposes.

See Notes to Financial Statements.

THE ALGER FUNDS

Statements of Assets and Liabilities (Unaudited) April 30, 2008

(in thousands, except per share amounts)

	LargeCap Growth Fund	SmallCap Growth Fund
ASSETS:
Investments in securities, at value (Identified cost)* see accompanying schedules of investments	$421,009	$455,918
Cash	4	—
Receivable for investment securities sold	1,855	1,330
Receivable for shares of beneficial interest sold	447	730
Dividends and interest receivable	227	19
Prepaid Expenses	147	57
Total Assets	423,689	458,054
LIABILITES:
Payable for investment securities purchased	3,301	1,065
Payable for shares of beneficial interest redeemed	427	1,052
Accrued investment management fees	8	10
Accrued transfer agent fees	173	199
Accrued distribution fees	4	2
Accrued shareholder servicing fees	3	3
Accrued expenses	92	78
Total Liabilites	4,008	2,409
NET ASSETS	$419,681	$455,645
Net Assets Consist of:
Paid in capital	$542,868	$485,272
Undistributed net investment income (accumulated loss)	(1,365)	(2,842)
Undistributed net realized gain (accumulated loss)	(114,648)	(40,646)
Net unrealized appreciation (depreciation) of investments	(7,174)	13,861
NET ASSETS	$419,681	$455,645
SHARES OF BENEFICIIAL INTEREST OUTSTANDING—NOTE 6
Class A	17,266	57,902
Class B	14,037	6,932
Class C	3,588	5,687
Class I	—	—
Class A — Net Asset Value Per Share	$12.61	$6.57
Class A — Offering Price Per Share	$13.31	$6.94
Class B — Net Asset Value and Offering Price Per Share	$11.46	$5.95
Class C — Net Asset Value and Offering Price Per Share	$11.46	$5.96
*Identified Cost	$428,183	$442,057

See Notes to Financial Statements.

THE ALGER FUNDS

Statements of Assets and Liabilities (Unaudited) April 30, 2008

(in thousands, except per share amounts)

	Balanced Fund	MidCap Growth Fund	Capital Appreciation Fund	Health Sciences Fund
ASSETS:
Investments in securities, at value (Identified cost)* see accompanying schedules of investments	$89,470	$629,578	$830,195	$324,758
Cash	16	2	1	—
Receivable for investment securities sold	737	24,324	21,739	7,382
Receivable foreign currency contracts	—	1	5	—
Receivable for shares of beneficial interest sold	83	2,409	3,812	1,577
Dividends and interest receivable	339	235	279	336
Receivable from Investment Manager	—	—	—	—
Prepaid Expenses	29	54	57	65
Total Assets	90,674	656,603	856,088	334,118
LIABILITES:
Payable for investment securities purchased	98	29,409	22,501	906
Written options outstanding	—	692	—	—
Payable for shares of beneficial interest redeemed	158	1,359	1,795	970
Accrued investment management fees	2	13	18	7
Accrued transfer agent fees	44	201	260	82
Accrued distribution fees	1	5	5	2
Accrued administrative fees	—	1	1	—
Accrued shareholder servicing fees	1	4	6	2
Dividends payable	—	—	—	—
Accrued expenses	46	149	75	65
Total Liabilites	350	32,188	24,661	2,034
NET ASSETS	$90,324	$624,415	$831,427	$332,084
Net Assets Consist of:
Paid in capital	$101,079	$626,133	$1,181,982	$340,778
Undistributed net investment income (accumulated loss)	239	(4,379)	(2,712)	(890)
Undistributed net realized gain (accumulated loss)	(8,497)	(45,929)	(326,632)	(18,975)
Net unrealized appreciation (depreciation) of investments	(2,497)	48,590	(21,211)	11,171
NET ASSETS	$90,324	$624,415	$831,427	$332,084
SHARES OF BENEFICIIAL INTEREST OUTSTANDING—NOTE 6
Class A	1,624	48,972	42,984	13,611
Class B	1,752	23,214	9,796	1,346
Class C	684	10,663	8,852	5,211
Class I	—	—	—	—
Class A — Net Asset Value Per Share	$22.47	$7.99	$13.85	$16.74
Class A — Offering Price Per Share	$23.72	$8.44	$14.62	$17.67
Class B — Net Asset Value and Offering Price Per Share	$22.08	$6.88	$12.65	$15.91
Class C — Net Asset Value and Offering Price Per Share	$22.15	$6.86	$12.65	$15.90
Class I — Net Asset Value and Offering Price Per Share	—	—	—	—
*Identified Cost	$91,967	$582,398	$851,420	$313,587

See Notes to Financial Statements.

	SmallCap and MidCap Fund	Core Fixed-Income Fund	Growth Opportunities Fund	Money Market Fund
ASSETS:
Investments in securities, at value (Identified cost)* see accompanying schedules of investments	$543,424	$10,841	$2,319	$70,449
Cash	—	—	—	—
Receivable for investment securities sold	7,242	100	14	—
Receivable foreign currency contracts	—	—	—	—
Receivable for shares of beneficial interest sold	4,434	7	226	96
Dividends and interest receivable	91	72	—	—
Receivable from Investment Manager	—	2	7	—
Prepaid Expenses	83	25	5	16
Total Assets	555,274	11,047	2,571	70,561
LIABILITES:
Payable for investment securities purchased	5,090	—	36	13,930
Written options outstanding	—	—	—	—
Payable for shares of beneficial interest redeemed	997	—	—	419
Accrued investment management fees	12	—	—	1
Accrued transfer agent fees	100	1	—	22
Accrued distribution fees	2	—	—	—
Accrued administrative fees	1	—	—	—
Accrued shareholder servicing fees	4	—	—	—
Dividends payable	—	3	—	1
Accrued expenses	48	9	7	39
Total Liabilites	6,254	13	43	14,412
NET ASSETS	$549,020	$11,034	$2,528	$56,149
Net Assets Consist of:
Paid in capital	$563,542	$11,004	$2,451	$56,367
Undistributed net investment income (accumulated loss)	(2,580)	3	(3)	—
Undistributed net realized gain (accumulated loss)	(20,566)	(8)	(7)	(218)
Net unrealized appreciation (depreciation) of investments	8,624	35	87	—
NET ASSETS	$549,020	$11,034	$2,528	$56,149
SHARES OF BENEFICIIAL INTEREST OUTSTANDING—NOTE 6
Class A	29,049	665	45	56,246
Class B	1,010	120	—	—
Class C	4,147	308	18	—
Class I	2,508	—	180	—
Class A — Net Asset Value Per Share	$15.05	$10.10	$10.38	$1.00
Class A — Offering Price Per Share	$15.88	$10.60	$10.96	—
Class B — Net Asset Value and Offering Price Per Share	$14.34	$10.09	—	—
Class C — Net Asset Value and Offering Price Per Share	$14.35	$10.11	$10.36	—
Class I — Net Asset Value and Offering Price Per Share	$15.09	—	$10.38	—
*Identified Cost	$534,800	$10,806	$2,232	$70,449

THE ALGER FUNDS

Statements of Operations (Unaudited) (in thousands)

For the six months ended April 30, 2008

	LargeCap Growth Fund	SmallCap Growth Fund	Balanced Fund	MidCap Growth Fund
INCOME:
Dividends (net of foreign withholding taxes*)	$1,878	$456	$320	$1,112
Interest	218	350	933	259
Other Income	17	—	—	506
Total Income	2,113	806	1,253	1,877
EXPENSES:
Management fees—Note 3(a)	1,516	1,998	337	2,471
Distribution fees—Note 3(b)
Class A	268	511	44	497
Class B	861	229	222	890
Class C	205	193	78	374
Class I	—	—	—	—
Administrative fees—Note 3(a)	79	92	18	121
Interest on line of credit utilized—Note 5	—	—	—	4
Custodian fees	33	25	11	66
Transfer agent fees and expenses—Note 3(e)	342	428	75	423
Professional fees	27	42	11	54
Registration fees	61	25	9	20
Miscellaneous	86	105	27	151
Total Expenses	3,478	3,648	832	5,071
Less, expense reimbursements Note 3(a)	—	—	(43)	—
Net Expenses	3,478	3,648	789	5,071
NET INVESTMENT INCOME (LOSS)	(1,365)	(2,842)	464	(3,194)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, OPTIONS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain (loss) on investments	21,141	(4,335)	3,509	(51,779)
Net realized gain (loss) on foreign currency transactions	277	—	21	1,185
Net realized gain (loss) on options written	—	—	—	2,120
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(76,353)	(99,546)	(12,413)	(71,284)
Net change in unrealized appreciation (depreciation) on options	—	—	—	6,407
Net realized and unrealized gain (loss) on investments, options and foreign currency	(54,935)	(103,881)	(8,883)	(113,351)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(56,300)	$(106,723)	$(8,419)	$(116,545)
*Foreign withholding taxes	$5	$—	$1	$13

See Notes to Financial Statements.

	Capital Appreciation Fund	Health Sciences Fund	SmallCap and MidCap Fund	Core Fixed-Income Fund
INCOME:
Dividends (net of foreign withholding taxes*)	$2,317	$1,004	$492	$—
Interest	973	515	430	144
Other Income	—	—	—	—
Total Income	3,290	1,519	922	144
EXPENSES:
Management fees—Note 3(a)	3,113	1,298	1,767	11
Distribution fees—Note 3(b)
Class A	650	277	440	5
Class B	734	109	73	4
Class C	512	387	265	9
Class I	—	—	21	—
Administrative fees—Note 3(a)	142	59	79	1
Interest on line of credit utilized—Note 5	1	—	—	—
Custodian fees	68	17	32	4
Transfer agent fees and expenses—Note 3(e)	559	157	243	2
Professional fees	49	22	34	2
Registration fees	29	27	40	17
Miscellaneous	145	56	112	8
Total Expenses	6,002	2,409	3,106	63
Less, expense reimbursements Note 3(a)	—	—	—	(20)
Net Expenses	6,002	2,409	3,106	43
NET INVESTMENT INCOME (LOSS)	(2,712)	(890)	(2,184)	101
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, OPTIONS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain (loss) on investments	9,996	(17,146)	(20,532)	(7)
Net realized gain (loss) on foreign currency transactions	1,077	(46)	—	—
Net realized gain (loss) on options written	337	—	—	—
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(104,488)	(16,400)	(43,059)	24
Net change in unrealized appreciation (depreciation) on options	(238)	(189)	—	—
Net realized and unrealized gain (loss) on investments, options and foreign currency	(93,316)	(33,781)	(63,591)	17
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(96,028)	$(34,671)	$(65,775)	$118
*Foreign withholding taxes	$7	$48	$—	$—

THE ALGER FUNDS

Statements of Operations (Unaudited) (in thousands)

For the six months ended April 30, 2008

	Growth Opportunities Fund	Money Market Fund
INCOME:
Dividends	$1	$—
Interest	1	965
Total Income	2	965
EXPENSES:
Management fees—Note 3(a)	3	129
Distribution fees—Note 3(b)	1	—
Administrative fees—Note 3(a)	—	10
Custodian fees	3	7
Transfer agent fees and expenses—Note 3(e)	—	52
Professional fees	1	8
Registration fees	—	9
Trustee fees	2	6
Miscellaneous	2	18
Total Expenses	12	239
Less, expense reimbursements Note 3(a)	(7)	—
Net Expenses	5	239
NET INVESTMENT INCOME (LOSS)	(3)	726
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, OPTIONS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized loss on investments	(7)	—
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	87	—
Net realized and unrealized gain on investments, options and foreign currency	80	—
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$77	$726

See Notes to Financial Statements.

THE ALGER FUNDS

Statements of Changes in Net Assets (in thousands)

	LargeCap Growth Fund
	For the Six Months Ended April 30, 2008 (Unaudited)	For the Year Ended October 31, 2007
Net investment loss	$(1,365)	$(2,177)
Net realized gain on investments, options and foreign currency transactions	21,418	63,015
Net change in unrealized appreciation (depreciation) on investments, options and foreign currency translations	(76,353)	43,948
Net increase (decrease) in net assets resulting from operations	(56,300)	104,786
Increase (decrease) from shares of beneficial interest transactions:
Class A	20,192	22,232
Class B	(22,038)	(64,364)
Class C	1,522	(4,983)
Net decrease from shares of beneficial interest transactions—Note 6	(324)	(47,115)
Total increase (decrease)	(56,624)	57,671
Net Assets:
Beginning of period	476,305	418,634
END OF PERIOD	$419,681	$476,305
Undistributed net investment income (accumulated loss)	$(1,365)	$—

See Notes to Financial Statements.

THE ALGER FUNDS

Statements of Changes in Net Assets (in thousands)

	SmallCap Growth Fund		Balanced Fund
	For the Six Months Ended April 30, 2008 (Unaudited)	For the Year Ended October 31, 2007	For the Six Months Ended April 30, 2008 (Unaudited)	For the Year Ended October 31, 2007
Net investment income (loss)	$(2,842)	$(5,059)	$464	$872
Net realized gain (loss) on investments, options and foreign currency transactions	(4,335)	54,478	3,530	13,122
Net change in unrealized appreciation (depreciation) on investments, options and foreign currency translations	(99,546)	62,205	(12,413)	4,277
Net increase in net assets resulting from operations	(106,723)	111,624	(8,419)	18,271
Dividends and distributions to shareholders from:
Net investment income
Class A	—	—	(496)	(601)
Class B	—	—	(266)	(369)
Class C	—	—	(102)	(131)
Net realized gains
Class A	—	—	—	—
Class B	—	—	—	—
Class C	—	—	—	—
Total dividends and distributions to shareholders	—	—	(864)	(1,101)
Increase (decrease) from shares of beneficial interest transactions:
Class A	(13,703)	171,083	4,061	(12,799)
Class B	(6,107)	(13,645)	(10,773)	(22,319)
Class C	(4,527)	21,116	(477)	(8,007)
Net increase (decrease) from shares of beneficial interest transactions—Note 6	(24,337)	178,554	(7,189)	(43,125)
Total increase (decrease)	(131,060)	290,178	(16,472)	(25,955)
Net Assets:
Beginning of period	586,705	296,527	106,796	132,751
END OF PERIOD	$455,645	$586,705	$90,324	$106,796
Undistributed net investment income (accumulated loss)	$(2,842)	$—	$239	$639

See Notes to Financial Statements.

	MidCap Growth Fund		Capital Appreciation Fund
	For the Six Months Ended April 30, 2008 (Unaudited)	For the Year Ended October 31, 2007	For the Six Months Ended April 30, 2008 (Unaudited)	For the Year Ended October 31, 2007
Net investment income (loss)	$(3,194)	$(6,406)	$(2,712)	$(4,915)
Net realized gain (loss) on investments, options and foreign currency transactions	(48,474)	150,420	11,410	119,743
Net change in unrealized appreciation (depreciation) on investments, options and foreign currency translations	(64,877)	75,272	(104,726)	56,963
Net increase in net assets resulting from operations	(116,545)	219,286	(96,028)	171,791
Dividends and distributions to shareholders from:
Net investment income
Class A	—	—	—	—
Class B	—	—	—	—
Class C	—	—	—	—
Net realized gains
Class A	(71,511)	(33,472)	—	—
Class B	(38,204)	(24,034)	—	—
Class C	(15,167)	(7,865)	—	—
Total dividends and distributions to shareholders	(124,882)	(65,371)	—	—
Increase (decrease) from shares of beneficial interest transactions:
Class A	87,301	37,125	205,696	208,400
Class B	12,162	(40,649)	(41,541)	(54,873)
Class C	16,847	(1,142)	30,452	40,083
Net increase (decrease) from shares of beneficial interest transactions—Note 6	116,310	(4,666)	194,607	193,610
Total increase (decrease)	(125,117)	149,249	98,579	365,401
Net Assets:
Beginning of period	749,532	600,283	732,848	367,447
END OF PERIOD	$624,415	$749,532	$831,427	$732,848
Undistributed net investment income (accumulated loss)	$4,379	$(1,185)	$(2,712)	$—

THE ALGER FUNDS

Statements of Changes in Net Assets (in thousands)

	Health Sciences Fund		SmallCap and MidCap Growth Fund
	For the Six Months Ended April 30, 2008 (Unaudited)	For the Year Ended October 31, 2007	For the Six Months Ended April 30, 2008 (Unaudited)	For the Year Ended October 31, 2007
Net investment income (loss)	$(890)	$(1,426)	$(2,184)	$(1,255)
Net realized gain (loss) on investments, options and foreign currency transactions	(17,192)	24,429	(20,532)	6,822
Net change in unrealized appreciation (depreciation) on investments, options and foreign currency translations	(16,589)	8,640	(43,059)	44,181
Net increase (decrease) in net assets resulting from operations	(34,671)	31,643	(65,775)	49,748
Dividends and distributions to shareholders from:
Net investment income
Class A	—	—	—	—
Class B	—	—	—	—
Class C	—	—	—	—
Net realized gains
Class A	(15,938)	(5,404)	(4,773)	(1,703)
Class B	(1,771)	(1,129)	(249)	(388)
Class C	(5,902)	(2,269)	(835)	(642)
Class I	—	—	(141)	—
Total dividends and distributions to shareholders	(23,611)	(8,802)	(5,998)	(2,733)
Increase (decrease) from shares of beneficial interest transactions:
Class A	74,910	61,112	214,421	210,744
Class B	2,788	(2,178)	1,150	5,920
Class C	27,280	18,506	22,718	27,531
Class I	—	—	35,765	2,919
Net increase (decrease) from shares of beneficial interest transactions—Note 6	104,978	77,440	274,054	247,114
Total increase (decrease)	46,696	100,281	202,281	294,129
Net Assets:
Beginning of period	285,388	185,107	346,739	52,610
END OF PERIOD	$332,084	$285,388	$549,020	$346,739
Undistributed net investment income (accumulated loss)	$(890)	$—	$(2,580)	$—

*Commenced operations March 3, 2008.

See Notes to Financial Statements.

	Core Fixed-Income Fund		Growth Opportunities Fund*	Money Market Fund
	For the Six Months Ended April 30, 2008 (Unaudited)	For the Year Ended October 31, 2007	For the Period Ended April 30, 2008 (Unaudited)	For the Six Months Ended April 30, 2008 (Unaudited)	For the Year Ended October 31, 2007
Net investment income (loss)	$101	$155	$(3)	$726	$2,277
Net realized gain (loss) on investments, options and foreign currency transactions	(7)	58	(7)	—	—
Net change in unrealized appreciation (depreciation) on investments, options and foreign currency translations	24	(28)	87	—	—
Net increase (decrease) in net assets resulting from operations	118	185	77	726	2,277
Dividends and distributions to shareholders from:
Net investment income
Class A	(64)	(118)	—	(726)	(2,277)
Class B	(11)	(20)	—
Class C	(24)	(17)	—
Net realized gains
Class A	(21)	—	—	—	—
Class B	(2)	—	—	—	—
Class C	(2)	—	—	—	—
Class I	—	—	—	—	—
Total dividends and distributions to shareholders	(124)	(155)	—	(726)	(2,277)
Increase (decrease) from shares of beneficial interest transactions:
Class A	4,192	(419)	458	1,942	(861)
Class B	570	321	188	—	—
Class C	2,695	(4)	—	—	—
Class I	—	—	1,805	—	—
Net increase (decrease) from shares of beneficial interest transactions—Note 6	7,457	(102)	2,451	1,942	(861)
Total increase (decrease)	7,451	(72)	2,528	1,942	(861)
Net Assets:
Beginning of period	3,583	3,655	—	54,207	55,068
END OF PERIOD	$11,034	$3,583	$2,528	$56,149	$54,207
Undistributed net investment income (accumulated loss)	$3	$1	$(3)	$—	$—

THE ALGER FUNDS

Financial Highlights for a share outstanding throughout the period

ALGER LARGECAP GROWTH FUND	CLASS A
	Six months ended 4/30/08 (iii)	Year ended 10/31/07
INCOME FROM INVESTMENT OPERATIONS
Net asset value, beginning of period	$14.25	$11.13
Net investment income (loss) (i)	(0.02)	(0.01)
Net realized and unrealized gain (loss) on investments	(1.62)	3.13
Total from investment operations	(1.64)	3.12
Net asset value, end of period	$12.61	$14.25
Total return (ii)	(11.5)%	28.0%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$217,672	$224,617
Ratio of expenses to average net assets	1.25%	1.34%
Ratio of net investment income (loss) to average net assets	(0.27)%	(0.08)%
Portfolio turnover rate	82.35%	171.78%

(i)  Amount was computed based on average shares outstanding during the year.

(ii)  Does not reflect the effect of any sales charges.

(iii)  Unaudited. Ratios have been annualized; total return and portfolio turnover rate have not been annualized.

See Notes to Financial Statements.

ALGER LARGECAP GROWTH FUND	CLASS A
	Year ended 10/31/06	Year ended 10/31/05	Year ended 10/31/04	Year ended 10/31/03
INCOME FROM INVESTMENT OPERATIONS
Net asset value, beginning of period	$10.48	$9.05	$8.87	$7.16
Net investment income (loss) (i)	(0.02)	0.01	(0.07)	(0.05)
Net realized and unrealized gain (loss) on investments	0.67	1.42	0.25	1.76
Total from investment operations	0.65	1.43	0.18	1.71
Net asset value, end of period	$11.13	$10.48	$9.05	$8.87
Total return (ii)	6.2%	15.8%	2.0%	23.9%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$157,185	$157,205	$166,720	$168,720
Ratio of expenses to average net assets	1.21%	1.37%	1.34%	1.44%
Ratio of net investment income (loss) to average net assets	(0.14)%	0.05%	(0.72)%	(0.62)%
Portfolio turnover rate	322.94%	249.17%	191.13%	215.81%

THE ALGER FUNDS

Financial Highlights for a share outstanding throughout the period

ALGER LARGECAP GROWTH FUND	CLASS B
	Six months ended 4/30/08 (iii)	Year ended 10/31/07	Year ended 10/31/06	Year ended 10/31/05	Year ended 10/31/04	Year ended 10/31/03
INCOME FROM INVESTMENT OPERATIONS
Net asset value, beginning of period	$12.99	$10.22	$9.70	$8.44	$8.33	$6.76
Net investment income (loss) (i)	(0.06)	(0.09)	(0.09)	(0.07)	(0.13)	(0.10)
Net realized and unrealized gain (loss) on investments	(1.47)	2.86	0.61	1.33	0.24	1.67
Total from investment operations	(1.53)	2.77	0.52	1.26	0.11	1.57
Net asset value, end of period	$11.46	$12.99	$10.22	$9.70	$8.44	$8.33
Total return (ii)	(11.8)%	27.1%	5.4%	14.9%	1.3%	23.2%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$160,901	$206,695	$221,298	$260,786	$279,963	$350,972
Ratio of expenses to average net assets	2.01%	2.10%	1.96%	2.12%	2.09%	2.2%
Ratio of net investment income (loss) to average net assets	(1.01)%	(0.81)%	(0.91)%	(0.72)%	(1.46)%	(1.37)%
Portfolio turnover rate	82.35%	171.78%	322.94%	249.17%	191.13%	215.81%

(i)  Amount was computed based on average shares outstanding during the year.

(ii)  Does not reflect the effect of any sales charges.

(iii)  Unaudited. Ratios have been annualized; total return and portfolio turnover rate have not been annualized.

See Notes to Financial Statements.

ALGER LARGECAP GROWTH FUND	CLASS C
	Six months ended 4/30/08 (iii)	Year ended 10/31/07	Year ended 10/31/06	Year ended 10/31/05	Year ended 10/31/04	Year ended 10/31/03
INCOME FROM INVESTMENT OPERATIONS
Net asset value, beginning of period	$12.98	$10.21	$9.69	$8.43	$8.33	$6.76
Net investment income (loss) (i)	(0.06)	(0.09)	(0.09)	(0.07)	(0.13)	(0.10)
Net realized and unrealized gain (loss) on investments	(1.46)	2.86	0.61	1.33	0.23	1.67
Total from investment operations	(1.52)	2.77	0.52	1.26	0.10	1.57
Net asset value, end of period	$11.46	$12.98	$10.21	$9.69	$8.43	$8.33
Total return (ii)	(11.7)%	27.1%	5.4%	15.0%	1.2%	23.2%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$41,109	$44,993	$40,151	$39,620	$42,196	$41,906
Ratio of expenses to average net assets	2.00%	2.09%	1.96%	2.12%	2.09%	2.19%
Ratio of net investment income (loss) to average net assets	(1.01)%	(0.82)%	(0.90)%	(0.72)%	(1.47)%	(1.37)%
Portfolio turnover rate	82.35%	171.78%	322.94%	249.17%	191.13%	215.81%

THE ALGER FUNDS

Financial Highlights for a share outstanding throughout the period

ALGER SMALLCAP GROWTH FUND	CLASS A
	Six months ended 4/30/08 (iii)	Year ended 10/31/07
INCOME FROM INVESTMENT OPERATIONS
Net asset value, beginning of period	$8.02	$6.31
Net investment income (loss) (i)	(0.04)	(0.07)
Net realized and unrealized gain (loss) on investments	(1.41)	1.78
Total from investment operations	(1.45)	1.71
Net asset value, end of period	$6.57	$8.02
Total return (ii)	(18.1)%	27.1%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$380,519	$482,318
Ratio of expenses to average net assets	1.35%	1.41%
Ratio of net investment income (loss) to average net assets	(1.02)%	(0.97)%
Portfolio turnover rate	28.63%	73.54%

(i)  Amount was computed based on average shares outstanding during the year.

(ii)  Does not reflect the effect of any sales charges.

(iii)  Unaudited. Ratios have been annualized; total return and portfolio turnover rate have not been annualized.

See Notes to Financial Statements.

ALGER SMALLCAP GROWTH FUND	CLASS A
	Year ended 10/31/06	Year ended 10/31/05	Year ended 10/31/04	Year ended 10/31/03
INCOME FROM INVESTMENT OPERATIONS
Net asset value, beginning of period	$5.21	$4.18	$3.95	$2.85
Net investment income (loss) (i)	(0.05)	(0.06)	(0.06)	(0.05)
Net realized and unrealized gain (loss) on investments	1.15	1.09	0.29	1.15
Total from investment operations	1.10	1.03	0.23	1.10
Net asset value, end of period	$6.31	$5.21	$4.18	$3.95
Total return (ii)	21.1%	24.6%	5.8%	38.6%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$221,019	$110,329	$82,891	$73,616
Ratio of expenses to average net assets	1.37%	1.62%	1.69%	1.79%
Ratio of net investment income (loss) to average net assets	(0.91)%	(1.19)%	(1.47)%	(1.55)%
Portfolio turnover rate	83.72%	104.30%	128.79%	139.28%

THE ALGER FUNDS

Financial Highlights for a share outstanding throughout the period

ALGER SMALLCAP GROWTH FUND	CLASS B
	Six months ended 4/30/08 (iii)	Year ended 10/31/07	Year ended 10/31/06	Year ended 10/31/05	Year ended 10/31/04	Year ended 10/31/03
INCOME FROM INVESTMENT OPERATIONS
Net asset value, beginning of period	$7.28	$5.77	$4.80	$3.88	$3.70	$2.68
Net investment income (loss) (i)	(0.06)	(0.11)	(0.09)	(0.08)	(0.09)	(0.07)
Net realized and unrealized gain (loss) on investments	(1.27)	1.62	1.06	1.00	0.27	1.09
Total from investment operations	(1.33)	1.51	0.97	0.92	0.18	1.02
Net asset value, end of period	$5.95	$7.28	$5.77	$4.80	$3.88	$3.70
Total return (ii)	(18.3)%	26.2%	20.2%	23.7%	4.9%	38.1%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$41,252	$57,448	$57,928	$61,499	$70,304	$94,241
Ratio of expenses to average net assets	2.10%	2.16%	2.14%	2.36%	2.43%	2.57%
Ratio of net investment income (loss) to average net assets	(1.77)%	(1.70)%	(1.66)%	(1.94)%	(2.21)%	(2.32)%
Portfolio turnover rate	28.63%	73.54%	83.72%	104.30%	128.79%	139.28%

(i)  Amount was computed based on average shares outstanding during the year.

(ii)  Does not reflect the effect of any sales charges.

(iii)  Unaudited. Ratios have been annualized; total return and portfolio turnover rate have not been annualized.

See Notes to Financial Statements.

ALGER SMALLCAP GROWTH FUND	CLASS C
	Six months ended 4/30/08 (iii)	Year ended 10/31/07	Year ended 10/31/06	Year ended 10/31/05	Year ended 10/31/04	Year ended 10/31/03
INCOME FROM INVESTMENT OPERATIONS
Net asset value, beginning of period	$7.29	$5.78	$4.81	$3.88	$3.70	$2.68
Net investment income (loss) (i)	(0.06)	(0.11)	(0.09)	(0.09)	(0.09)	(0.07)
Net realized and unrealized gain (loss) on investments	(1.27)	1.62	1.06	1.02	0.27	1.09
Total from investment operations	(1.33)	1.51	0.97	0.93	0.18	1.02
Net asset value, end of period	$5.96	$7.29	$5.78	$4.81	$3.88	$3.70
Total return (ii)	(18.2)%	26.1%	20.2%	24.0%	4.9%	38.1%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$33,874	$46,939	$17,580	$5,106	$4,669	$4,999
Ratio of expenses to average net assets	2.10%	2.16%	2.12%	2.37%	2.44%	2.56%
Ratio of net investment income (loss) to average net assets	(1.77)%	(1.72)%	(1.66)%	(1.95)%	(2.21)%	(2.32)%
Portfolio turnover rate	28.63%	73.54%	83.72%	104.30%	128.79%	139.28%

THE ALGER FUNDS

Financial Highlights for a share outstanding throughout the period

ALGER BALANCED FUND	CLASS A
	Six months ended 4/30/08 (iv)		Year ended 10/31/07
INCOME FROM INVESTMENT OPERATIONS
Net asset value, beginning of period	$24.71		$21.15
Net investment income (loss) (i)	0.17		0.29
Net realized and unrealized gain (loss) on investments	(2.08)		3.57
Total from investment operations	(1.91)		3.86
Dividends from net investment income	(0.33)		(0.30)
Net asset value, end of period	$22.47		$24.71
Total return (ii)	(7.8)%		18.5%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$36,504		$35,789
Ratio of expenses to average net assets	1.19	%(v)	1.25	%(iii)
Ratio of net investment income to average net assets	1.45%		1.26%
Portfolio turnover rate	37.26%		139.18%

(i)  Amount was computed based on average shares outstanding during the year.

(ii)  Does not reflect the effect of any sales charges.

(iii)  Amount has been reduced by .08% due to expense reimbursement.

(iv)  Unaudited. Ratios have been annualized; total return and portfolio turnover rate have not been annualized.

(v)  Amount has been reduced by .09% due to expense reimbursement.

See Notes to Financial Statements.

ALGER BALANCED FUND	CLASS A
	Year ended 10/31/06	Year ended 10/31/05	Year ended 10/31/04	Year ended 10/31/03
INCOME FROM INVESTMENT OPERATIONS
Net asset value, beginning of period	$20.29	$18.58	$18.29	$16.02
Net investment income (loss) (i)	0.23	0.22	0.10	0.13
Net realized and unrealized gain (loss) on investments	0.84	1.70	0.36	2.43
Total from investment operations	1.07	1.92	0.46	2.56
Dividends from net investment income	(0.21)	(0.21)	(0.17)	(0.29)
Net asset value, end of period	$21.15	$20.29	$18.58	$18.29
Total return (ii)	5.3%	10.4%	2.5%	16.3%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$43,224	$53,415	$68,646	$79,387
Ratio of expenses to average net assets	1.32%	1.31%	1.26%	1.31%
Ratio of net investment income to average net assets	1.15%	1.15%	0.52%	0.80%
Portfolio turnover rate	271.30%	218.75%	167.72%	174.97%

THE ALGER FUNDS

Financial Highlights for a share outstanding throughout the period

ALGER BALANCED FUND	CLASS B
	Six months ended 4/30/08 (iv)		Year ended 10/31/07		Year ended 10/31/06	Year ended 10/31/05	Year ended 10/31/04	Year ended 10/31/03
INCOME FROM INVESTMENT OPERATIONS
Net asset value, beginning of period	$24.16		$20.66		$19.81	$18.13	$17.86	$15.62
Net investment income (loss) (i)	0.08		0.12		0.08	0.08	(0.04)	0.01
Net realized and unrealized gain (loss) on investments	(2.03)		3.50		0.82	1.65	0.34	2.39
Total from investment operations	(1.95)		3.62		0.90	1.73	0.30	2.40
Dividends from net investment income	(0.13)		(0.12)		(0.05)	(0.05)	(0.03)	(0.16)
Net asset value, end of period	$22.08		$24.16		$20.66	$19.81	$18.13	$17.86
Total return (ii)	(8.1)%		17.6%		4.5%	9.6%	1.7%	15.5%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$38,678		$53,928		$67,170	$86,647	$114,387	$143,765
Ratio of expenses to average net assets	1.94	%(v)	1.99	%(iii)	2.07%	2.06%	2.01%	2.06%
Ratio of net investment income (loss) to average net assets	0.70%		0.53%		0.40%	0.41%	(0.23)%	0.05%
Portfolio turnover rate	37.28%		139.18%		271.30%	218.75%	167.72%	174.97%

(i)  Amount was computed based on average shares outstanding during the year.

(ii)  Does not reflect the effect of any sales charges.

(iii)  Amount has been reduced by .08% due to expense reimbursement.

(iv)  Unaudited. Ratios have been annualized; total return and portfolio turnover rate have not been annualized.

(v)  Amount has been reduced by .09% due to expense reimbursement.

See Notes to Financial Statements.

ALGER BALANCED FUND	CLASS C
	Six months ended 4/30/08 (iv)		Year ended 10/31/07		Year ended 10/31/06	Year ended 10/31/05	Year ended 10/31/04	Year ended 10/31/03
INCOME FROM INVESTMENT OPERATIONS
Net asset value, beginning of period	$24.26		$20.75		$19.90	$18.21	$17.93	$15.68
Net investment income (loss) (i)	0.08		0.12		0.08	0.08	(0.04)	0.01
Net realized and unrealized gain (loss) on investments	(2.04)		3.52		0.82	1.66	0.35	2.39
Total from investment operations	(1.96)		3.64		0.90	1.74	0.31	2.40
Dividends from net investment income	(0.15)		(0.13)		(0.05)	(0.05)	(0.03)	(0.15)
Net asset value, end of period	$22.15		$24.26		$20.75	$19.90	$18.21	$17.93
Total return (ii)	(8.1)%		17.6%		4.5%	9.5%	1.7%	15.4%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$15,142		$17,079		$22,357	$25,421	$34,840	$44,801
Ratio of expenses to average net assets	1.94	%(v)	1.98	%(iii)	2.07%	2.06%	2.01%	2.06%
Ratio of net investment income (loss) to average net assets	0.70%		0.53%		0.41%	0.42%	(0.23)%	0.05%
Portfolio turnover rate	37.26%		139.18%		271.30%	218.75%	167.72%	174.97%

THE ALGER FUNDS

Financial Highlights for a share outstanding throughout the period

ALGER MIDCAP GROWTH FUND	CLASS A
	Six months ended 4/30/08 (iii)	Year ended 10/31/07
INCOME FROM INVESTMENT OPERATIONS
Net asset value, beginning of period	$11.36	$8.93
Net investment income (loss) (i)	(0.03)	(0.07)
Net realized and unrealized gain (loss) on investments	(1.52)	3.46
Total from investment operations	(1.55)	3.39
Distributions from net realized gains	(1.82)	(0.96)
Net asset value, end of period	$7.99	$11.36
Total return (ii)	(15.4)%	41.6%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$391,512	$445,903
Ratio of expenses to average net assets	1.27%	1.33%
Ratio of net investment income (loss) to average net assets	(0.69)%	(0.69)%
Portfolio turnover rate	152.00%	279.32%

(i)  Amount was computed based on average shares outstanding during the year.

(ii)  Does not reflect the effect of any sales charges.

(iii)  Unaudited. Ratios have been annualized; total return and portfolio turnover rate have not been annualized.

See Notes to Financial Statements.

ALGER MIDCAP GROWTH FUND	CLASS A
	Year ended 10/31/06	Year ended 10/31/05	Year ended 10/31/04	Year ended 10/31/03
INCOME FROM INVESTMENT OPERATIONS
Net asset value, beginning of period	$9.15	$7.89	$7.57	$5.48
Net investment income (loss) (i)	(0.07)	(0.08)	(0.08)	(0.07)
Net realized and unrealized gain (loss) on investments	0.85	1.34	0.40	2.16
Total from investment operations	0.78	1.26	0.32	2.09
Distributions from net realized gains	(1.00)	—	—	—
Net asset value, end of period	$8.93	$9.15	$7.89	$7.57
Total return (ii)	8.9%	16.0%	4.2%	38.1%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$318,934	$318,423	$276,076	$231,711
Ratio of expenses to average net assets	1.23%	1.36%	1.34%	1.45%
Ratio of net investment income (loss) to average net assets	(0.77)%	(0.96)%	(1.08)%	(1.16)%
Portfolio turnover rate	272.41%	239.32%	210.18%	238.17%

THE ALGER FUNDS

Financial Highlights for a share outstanding throughout the period

ALGER MIDCAP GROWTH FUND	CLASS B
	Six months ended 4/30/08 (iii)	Year ended 10/31/07	Year ended 10/31/06	Year ended 10/31/05	Year ended 10/31/04	Year ended 10/31/03
INCOME FROM INVESTMENT OPERATIONS
Net asset value, beginning of period	$10.09	$8.09	$8.43	$7.33	$7.08	$5.17
Net investment income (loss) (i)	(0.05)	(0.12)	(0.12)	(0.14)	(0.13)	(0.11)
Net realized and unrealized gain (loss) on investments	(1.34)	3.08	0.78	1.24	0.38	2.02
Total from investment operations	(1.39)	2.96	0.66	1.10	0.25	1.91
Distributions from net realized gains	(1.82)	(0.96)	(1.00)	—	—	—
Net asset value, end of period	$6.88	$10.09	$8.09	$8.43	$7.33	$7.08
Total return (ii)	(15.8)%	40.5%	8.2%	15.0%	3.5%	36.9%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$159,743	$218,783	$212,286	$260,986	$276,982	$326,015
Ratio of expenses to average net assets	2.02%	2.08%	1.98%	2.11%	2.09%	2.20%
Ratio of net investment income (loss) to average net assets	(1.44)%	(1.43)%	(1.52)%	(1.71)%	(1.83)%	(1.92)%
Portfolio turnover rate	152.00%	279.32%	272.41%	239.32%	210.18%	238.17%

(i)  Amount was computed based on average shares outstanding during the year.

(ii)  Does not reflect the effect of any sales charges.

(iii)  Unaudited. Ratios have been annualized; total return and portfolio turnover rate have not been annualized.

See Notes to Financial Statements.

ALGER MIDCAP GROWTH FUND	CLASS C
	Six months ended 4/30/08 (iii)	Year ended 10/31/07	Year ended 10/31/06	Year ended 10/31/05	Year ended 10/31/04	Year ended 10/31/03
INCOME FROM INVESTMENT OPERATIONS
Net asset value, beginning of period	$10.07	$8.07	$8.41	$7.31	$7.06	$5.16
Net investment income (loss) (i)	(0.05)	(0.12)	(0.12)	(0.14)	(0.13)	(0.11)
Net realized and unrealized gain (loss) on investments	(1.34)	3.08	0.78	1.24	0.38	2.01
Total from investment operations	(1.39)	2.96	0.66	1.10	0.25	1.90
Distributions from net realized gains	(1.82)	(0.96)	(1.00)	—	—	—
Net asset value, end of period	$6.86	$10.07	$8.07	$8.41	$7.31	$7.06
Total return (ii)	(15.8)%	40.6%	8.2%	15.1%	3.5%	36.8%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$73,160	$84,846	$69,063	$72,985	$70,677	$62,627
Ratio of expenses to average net assets	2.02%	2.08%	1.98%	2.11%	2.09%	2.20%
Ratio of net investment income (loss) to average net assets	(1.44)%	(1.43)%	(1.52)%	(1.71)%	(1.83)%	(1.92)%
Portfolio turnover rate	152.00%	279.32%	272.41%	239.32%	210.18%	238.17%

THE ALGER FUNDS

Financial Highlights for a share outstanding throughout the period

ALGER CAPITAL APPRECIATION FUND	CLASS A
	Six months ended 4/30/08 (iii)	Year ended 10/31/07
INCOME FROM INVESTMENT OPERATIONS
Net asset value, beginning of period	$15.66	$11.05
Net investment income (loss) (i)	(0.03)	(0.09)
Net realized and unrealized gain (loss) on investments	(1.78)	4.70
Total from investment operations	(1.81)	4.61
Net asset value, end of period	$13.85	$15.66
Total return (ii)	(11.6)%	41.7%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$595,538	$452,152
Ratio of expenses to average net assets	1.32%	1.44%
Ratio of net investment income (loss) to average net assets	(0.47)%	(0.69)%
Portfolio turnover rate	99.62%	251.53%

(i)  Amount was computed based on average shares outstanding during the year.

(ii)  Does not reflect the effect of any sales charges.

(iii)  Unaudited. Ratios have been annualized; total return and portfolio turnover rate have not been annualized.

See Notes to Financial Statements.

ALGER CAPITAL APPRECIATION FUND	CLASS A
	Year ended 10/31/06	Year ended 10/31/05	Year ended 10/31/04	Year ended 10/31/03
INCOME FROM INVESTMENT OPERATIONS
Net asset value, beginning of period	$9.27	$7.71	$7.74	$6.23
Net investment income (loss) (i)	(0.06)	(0.04)	(0.10)	(0.07)
Net realized and unrealized gain (loss) on investments	1.84	1.60	0.07	1.58
Total from investment operations	1.78	1.56	(0.03)	1.51
Net asset value, end of period	$11.05	$9.27	$7.71	$7.74
Total return (ii)	19.2%	20.2%	(0.4)%	24.2%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$152,808	$128,816	$121,341	$112,031
Ratio of expenses to average net assets	1.39%	1.63%	1.58%	1.70%
Ratio of net investment income (loss) to average net assets	(0.57)%	(0.44)%	(1.23)%	(1.06)%
Portfolio turnover rate	223.23%	144.61%	157.23%	202.81%

THE ALGER FUNDS

Financial Highlights for a share outstanding throughout the period

ALGER CAPITAL APPRECIATION FUND	CLASS B
	Six months ended 4/30/08 (iii)	Year ended 10/31/07	Year ended 10/31/06	Year ended 10/31/05	Year ended 10/31/04	Year ended 10/31/03
INCOME FROM INVESTMENT OPERATIONS
Net asset value, beginning of period	$14.35	$10.20	$8.62	$7.23	$7.31	$5.93
Net investment income (loss) (i)	(0.08)	(0.17)	(0.12)	(0.09)	(0.15)	(0.11)
Net realized and unrealized gain (loss) on investments	(1.62)	4.32	1.70	1.48	0.07	1.49
Total from investment operations	(1.70)	4.15	1.58	1.39	(0.08)	1.38
Net asset value, end of period	$12.65	$14.35	$10.20	$8.62	$7.23	$7.31
Total return (ii)	(11.9)%	40.7%	18.3%	19.2%	(1.1)%	23.3%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$123,927	$186,431	$179,706	$192,976	$228,646	$324,292
Ratio of expenses to average net assets	2.07%	2.21%	2.14%	2.37%	2.33%	2.45%
Ratio of net investment income (loss) to average net assets	(1.19)%	(1.42)%	(1.31)%	(1.15)%	(1.97)%	(1.82)%
Portfolio turnover rate	99.62%	251.53%	223.23%	144.61%	157.23%	202.81%

(i)  Amount was computed based on average shares outstanding during the year.

(ii)  Does not reflect the effect of any sales charges.

(iii)  Unaudited. Ratios have been annualized; total return and portfolio turnover rate have not been annualized.

See Notes to Financial Statements.

ALGER CAPITAL APPRECIATION FUND	CLASS C
	Six months ended 4/30/08 (iii)	Year ended 10/31/07	Year ended 10/31/06	Year ended 10/31/05	Year ended 10/31/04	Year ended 10/31/03
INCOME FROM INVESTMENT OPERATIONS
Net asset value, beginning of period	$14.34	$10.19	$8.61	$7.22	$7.31	$5.93
Net investment income (loss) (i)	(0.08)	(0.17)	(0.12)	(0.09)	(0.10)	(0.11)
Net realized and unrealized gain (loss) on investments	(1.61)	4.32	1.70	1.48	0.01	1.49
Total from investment operations	(1.69)	4.15	1.58	1.39	(0.09)	1.38
Net asset value, end of period	$12.65	$14.34	$10.19	$8.61	$7.22	$7.31
Total return (ii)	(11.8)%	40.7%	18.4%	19.3%	(1.2)%	23.3%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$111,963	$94,265	$34,933	$33,643	$41,595	$54,273
Ratio of expenses to average net assets	2.07%	2.19%	2.14%	2.37%	2.33%	2.45%
Ratio of net investment income (loss) to average net assets	(1.21)%	(1.44)%	(1.31)%	(1.13)%	(1.98)%	(1.81)%
Portfolio turnover rate	99.62%	251.53%	223.23%	144.61%	157.23%	202.81%

THE ALGER FUNDS

Financial Highlights for a share outstanding throughout the period

ALGER HEALTH SCIENCES FUND	CLASS A
	Six months ended 4/30/08 (v)	Year ended 10/31/07
INCOME FROM INVESTMENT OPERATIONS
Net asset value, beginning of period	$19.94	$18.17
Net investment income (loss) (i)	(0.03)	(0.08)
Net realized and unrealized gain (loss) on investments	(1.68)	2.72
Total from investment operations	(1.71)	2.64
Distributions from net realized gains	(1.49)	(0.87)
Net asset value, end of period	$16.74	$19.94
Total return (ii)	(9.2)%	15.3%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$227,807	$193,165
Ratio of expenses to average net assets	1.27%	1.35%
Ratio of net investment income (loss) to average net assets	(0.32)%	(0.42)%
Portfolio turnover rate	93.59%	183.27%

(i)  Amount was computed based on average shares outstanding during the year.

(ii)  Does not reflect the effect of any sales charges.

(iii)  Amount has been reduced by 0.14% due to expense reimbursements.

(iv)  Amount has been reduced by 0.03% due to expense reimbursements.

(v)  Unaudited. Ratios have been annualized; total return and portfolio turnover rate have not been annualized.

See Notes to Financial Statements.

ALGER HEALTH SCIENCES FUND	CLASS A
	Year ended 10/31/06	Year ended 10/31/05		Year ended 10/31/04		Year ended 10/31/03
INCOME FROM INVESTMENT OPERATIONS
Net asset value, beginning of period	$16.24	$13.29		$11.91		$9.29
Net investment income (loss) (i)	(0.07)	(0.11)		(0.14)		(0.20)
Net realized and unrealized gain (loss) on investments	2.35	3.76		1.75		2.82
Total from investment operations	2.28	3.65		1.61		2.62
Distributions from net realized gains	(0.35)	(0.70)		(0.23)		—
Net asset value, end of period	$18.17	$16.24		$13.29		$11.91
Total return (ii)	14.3%	28.3%		13.7%		28.2%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$116,165	$50,581		$15,106		$8,594
Ratio of expenses to average net assets	1.35%	1.50	%(iv)	1.55	%(iii)	2.36%
Ratio of net investment income (loss) to average net assets	(0.40)%	(0.77)%		(1.04)%		(1.80)%
Portfolio turnover rate	168.87%	127.78%		202.79%		246.96%

THE ALGER FUNDS

Financial Highlights for a share outstanding throughout the period

ALGER HEALTH SCIENCES FUND	CLASS B
	Six months ended 4/30/08 (viii)	Year ended 10/31/07	Year ended 10/31/06	Year ended 10/31/05		Year ended 10/31/04		Year ended 10/31/03
INCOME FROM INVESTMENT OPERATIONS
Net asset value, beginning of period	$19.10	$17.56	$15.83	$13.05		$11.78		$9.26
Net investment income (loss) (i)	(0.09)	(0.20)	(0.19)	(0.22)		(0.24)		(0.28)
Net realized and unrealized gain (loss) on investments	(1.61)	2.61	2.27	3.70		1.74		2.80
Total from investment operations	(1.70)	2.41	2.08	3.48		1.50		2.52
Distributions from net realized gains	(1.49)	(0.87)	(0.35)	(0.70)		(0.23)		—
Net asset value, end of period	$15.91	$19.10	$17.56	$15.83		$13.05		$11.78
Total return (ii)	(9.7)%	14.5%	13.3%	27.5%		12.9%		27.2%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$21,408	$22,605	$22,995	$16,244		$7,939		$3,620
Ratio of expenses to average net assets	2.02%	2.10%	2.10%	2.25	%(iii)	2.29	%(iv)	3.22%
Ratio of net investment income (loss) to average net assets	(1.08)%	(1.16)%	(1.15)%	(1.52)%		(1.78)%		(2.63)%
Portfolio turnover rate	93.59%	183.27%	168.87%	127.78%		202.79%		246.96%

(i)  Amount was computed based on average shares outstanding during the year.

(ii)  Does not reflect the effect of any sales charges.

(iii)  Amount has been reduced by 0.02% due to expense reimbursements.

(iv)  Amount has been reduced by 0.14% due to expense reimbursements.

(v)  Amount has been reduced by 0.01% due to expense reimbursements.

(vi)  Amount has been reduced by 0.04% due to expense reimbursements.

(vii)  Amount has been reduced by 0.15% due to expense reimbursements.

(viii)  Unaudited. Ratios have been annualized; total return and portfolio turnover rate have not been annualized.

See Notes to Financial Statements.

ALGER HEALTH SCIENCES FUND	CLASS C
	Six months ended 4/30/08 (viii)	Year ended 10/31/07	Year ended 10/31/06		Year ended 10/31/05		Year ended 10/31/04		Year ended 10/31/03
INCOME FROM INVESTMENT OPERATIONS
Net asset value, beginning of period	$19.09	$17.56	$15.82		$13.05		$11.78		$9.26
Net investment income (loss) (i)	(0.09)	(0.20)	(0.19)		(0.22)		(0.24)		(0.29)
Net realized and unrealized gain (loss) on investments	(1.61)	2.60	2.28		3.69		1.74		2.81
Total from investment operations	(1.70)	2.40	2.09		3.47		1.50		2.52
Distributions from net realized gains	(1.49)	(0.87)	(0.35)		(0.70)		(0.23)		—
Net asset value, end of period	$15.90	$19.09	$17.56		$15.82		$13.05		$11.78
Total return (ii)	(9.6)%	14.4%	13.4%		27.4%		12.9%		27.2%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$82,868	$69,618	$45,947		$25,251		$3,740		$1,357
Ratio of expenses to average net assets	2.02%	2.10%	2.11	%(v)	2.25	%(vi)	2.29	%(vii)	3.30%
Ratio of net investment income (loss) to average net assets	(1.07)%	(1.16)%	(1.15)%		(1.52)%		(1.78)%		(2.69)%
Portfolio turnover rate	93.59%	183.27%	168.87%		127.78%		202.79%		246.96%

THE ALGER FUNDS

Financial Highlights for a share outstanding throughout the period

ALGER SMALLCAP AND MIDCAP GROWTH FUND	CLASS A
	Six months ended 4/30/08 (v)	Year ended 10/31/07	Year ended 10/31/06		Year ended 10/31/05		Year ended 10/31/04		Year ended 10/31/03
INCOME FROM INVESTMENT OPERATIONS
Net asset value, beginning of period	$18.16	$13.92	$12.23		$10.46		$9.97		$7.65
Net investment income (loss) (i)	(0.07)	(0.12)	(0.14)		(0.13)		(0.13)		(0.09)
Net realized and unrealized gain (loss) on investments	(2.78)	5.05	2.58		2.71		0.62		2.41
Total from investment operations	(2.85)	4.93	2.44		2.58		0.49		2.32
Distributions from net realized gains	(0.26)	(0.69)	(0.75)		(0.81)		—		—
Net asset value, end of period	$15.05	$18.16	$13.92		$12.23		$10.46		$9.97
Total return (ii)	(15.8)%	37.0%	20.8%		25.7%		4.9%		30.3%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$437,191	$280,672	$33,419		$14,389		$10,827		$9,932
Ratio of expenses to average net assets	1.30%	1.34%	1.50	%(iii)	1.50	%(iv)	1.53	%(v)	1.58%
Ratio of net investment income (loss) to average net assets	(0.88)%	(0.80)%	(1.02)%		(1.13)%		(1.21)%		(1.06)%
Portfolio turnover rate	36.03%	64.72%	80.64%		80.54%		101.16%		83.67%

(i)  Amount was computed based on average shares outstanding during the year.

(ii)  Does not reflect the effect of any sales charges.

(iii)  Amount has been reduced by 0.18% due to expense reimbursements.

(iv)  Amount has been reduced by 0.17% due to expense reimbursements.

(v)  Amount has been reduced by 0.14% due to expense reimbursements.

(vi)  Amount has been reduced by 0.18% due to expense reimbursements.

(v)  Unaudited. Ratios have been annualized; total return and portfolio turnover rate have not been annualized.

(xi)  Amount has been reduced by 1.10% due to expense reimbursements.

See Notes to Financial Statements.

ALGER SMALLCAP AND MIDCAP GROWTH FUND	CLASS B
	Six months ended 4/30/08 (v)	Year ended 10/31/07	Year ended 10/31/06		Year ended 10/31/05		Year ended 10/31/04		Year ended 10/31/03
INCOME FROM INVESTMENT OPERATIONS
Net asset value, beginning of period	$17.39	$13.44	$11.92		$10.27		$9.87		$7.63
Net investment income (loss) (i)	(0.13)	(0.23)	(0.23)		(0.20)		(0.20)		(0.16)
Net realized and unrealized gain (loss) on investments	(2.66)	4.87	2.50		2.66		0.60		2.40
Total from investment operations	(2.79)	4.64	2.27		2.46		0.40		2.24
Distributions from net realized gains	(0.26)	(0.69)	(0.75)		(0.81)		—		—
Net asset value, end of period	$14.34	$17.39	$13.44		$11.92		$10.27		$9.87
Total return (ii)	(16.2)%	36.1%	19.8%		25.0%		4.1%		29.4%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$14,479	$16,285	$7,251		$3,262		$2,291		$1,205
Ratio of expenses to average net assets	2.18%	2.15%	2.25	%(vi)	2.25	%(iv)	2.27	%(vi)	2.37%
Ratio of net investment income (loss) to average net assets	(1.75)%	(1.58)%	(1.77)%		(1.88)%		(1.95)%		(1.87)%
Portfolio turnover rate	36.03%	64.72%	80.64%		80.54%		101.16%		83.67%

THE ALGER FUNDS

Financial Highlights for a share outstanding throughout the period

ALGER SMALLCAP AND MIDCAP GROWTH FUND	CLASS C
	Six months ended 4/30/08 (vii)(viii)	Year ended 10/31/07	Year ended 10/31/06		Year ended 10/31/05		Year ended 10/31/04		Year ended 10/31/03
INCOME FROM INVESTMENT OPERATIONS
Net asset value, beginning of period	$17.40	$13.45	$11.92		$10.27		$9.86		$7.63
Net investment income (loss) (i)	(0.12)	(0.23)	(0.23)		(0.20)		(0.20)		(0.16)
Net realized and unrealized gain (loss) on investments	(2.67)	4.87	2.51		2.66		0.61		2.39
Total from investment operations	(2.79)	4.64	2.28		2.46		0.41		2.23
Distributions from net realized gains	(0.26)	(0.69)	(0.75)		(0.81)		—		—
Net asset value, end of period	$14.35	$17.40	$13.45		$11.92		$10.27		$9.86
Total return (ii)	(16.2)%	36.0%	19.9%		25.0%		4.2%		29.2%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$59,505	$46,775	$11,940		$1,960		$1,345		$969
Ratio of expenses to average net assets	2.07%	2.12%	2.25	%(iii)	2.25	%(iv)	2.28	%(v)	2.38%
Ratio of net investment income (loss) to average net assets	(1.65)%	(1.55)%	(1.79)%		(1.88)%		(1.95)%		(1.86)%
Portfolio turnover rate	36.03%	64.72%	80.64%		80.54%		101.16%		83.67%

(i)  Amount was computed based on average shares outstanding during the year.

(ii)  Does not reflect the effect of any sales charges.

(iii)  Amount has been reduced by 0.17% due to expense reimbursements.

(iv)  Amount has been reduced by 0.16% due to expense reimbursements.

(v)  Amount has been reduced by 0.15% due to expense reimbursements.

(vi)  Amount has been reduced by 1.10% due to expense reimbursements.

(vii)  Ratios have been annualized; total return and portfolio turnover rate have not been annualized.

(viii)  Unaudited.

See Notes to Financial Statements.

ALGER SMALLCAP AND MIDCAP GROWTH FUND	CLASS I
	Six months ended 4/30/08 (x)(xii)	From 8/6/07 (commence- ment of operations) to 10/31/07 (vii)(viii)
INCOME FROM INVESTMENT OPERATIONS
Net asset value, beginning of period	$18.21	$15.64
Net investment income (loss) (i)	(0.06)	(0.02)
Net realized and unrealized gain (loss) on investments	(2.80)	2.59
Total from investment operations	2.86	2.57
Distributions from net realized gains	(0.26)	—
Net asset value, end of period	$15.09	$18.21
Total return (ii)	(15.9)%	16.4%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$37,844	$3,007
Ratio of expenses to average net assets	1.25%	1.25	%(vi)
Ratio of net investment income (loss) to average net assets	(0.85)%	(0.94)%
Portfolio turnover rate	36.03%	64.72%

THE ALGER FUNDS

Financial Highlights for a share outstanding throughout the period

ALGER CORE FIXED-INCOME FUND	CLASS A						CLASS B
	Six months ended 4/30/08 (iii)(xiii)		Year ended 10/31/07		From 3/1/06 (commencement of operations) to 10/31/06 (iii)		Six months ended 4/30/08 (iii)(xiii)		Year ended 10/31/07		From 3/1/06 (commencement of operations) to 10/31/06 (iii)
INCOME FROM INVESTMENT OPERATIONS
Net asset value, beginning of period	$10.01		$9.96		$10.00		$10.00		$9.95		$10.00
Net investment income (loss) (i)	0.17		0.43		0.29		0.13		0.35		0.23
Net realized and unrealized gain (loss) on investments	0.13		0.06		(0.03)		0.13		0.06		(0.02)
Total from investment operations	0.30		0.49		0.26		0.26		0.41		0.21
Dividends from net investment income	(0.17)		(0.44)		(0.30)		(0.13)		(0.36)		(0.26)
Distributions from net realized gains	(0.04)		—		—		(0.04)		—		—
Total distributions	(0.21)		(0.44)		(0.30)		(0.17)		(0.36)		(0.26)
Net asset value, end of period	$10.10		$10.01		$9.96		$10.09		$10.00		$9.95
Total return (ii)	3.0%		5.1%		2.6%		2.6%		4.3%		2.1%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$6,711		$2,523		$2,916		$1,211		$638		$315
Ratio of expenses to average net assets	1.00	%(iv)	1.00	%(v)	1.00	%(vi)	1.75	%(vii)	1.75	%(viii)	1.75	%(ix)
Ratio of net investment income to average net assets	3.50%		4.27%		4.22%		2.66%		3.53%		3.68%
Portfolio turnover rate	54.73%		206.8%		171.22%		54.73%		206.8%		171.22%

(i)  Amount was computed based on average shares outstanding during the period.

(ii)  Does not reflect the effect of any sales charges.

(iii)  Ratios have been annualized; total return and portfolio turnover rate have not been annualized.

(iv)  Amount has been reduced by 0.64% due to expense reimbursements.

(v)  Amount has been reduced by 1.60% due to expense reimbursement.

(vi)  Amount has been reduced by 2.76% due to expense reimbursement.

(vii)  Amount has been reduced by 0.65% due to expense reimbursements.

(viii)  Amount has been reduced by 1.56% due to expense reimbursements.

(ix)  Amount has been reduced by 3.03% due to expense reimbursements.

(x)  Amount has been reduced by 0.56% due to expense reimbursement.

(xi)  Amount has been reduced by 1.64% due to expense reimbursement.

(xii)  Amount has been reduced by 3.09% due to expense reimbursement.

(xiii) Unaudited.

See Notes to Financial Statements.

ALGER CORE FIXED-INCOME FUND	CLASS C
	Six months ended 4/30/08 (iii)(x)		Year ended 10/31/07		From 3/1/06 (commencement of operations) to 10/31/06 (iii)
INCOME FROM INVESTMENT OPERATIONS
Net asset value, beginning of period	$10.02		$9.96		$10.00
Net investment income (loss) (i)	0.12		0.36		0.21
Net realized and unrealized gain (loss) on investments	0.14		0.06		0.01
Total from investment operations	0.26		0.42		0.22
Dividends from net investment income	(0.13)		(0.36)		(0.26)
Distributions from net realized gains	(0.04)		—		—
Total distributions	(0.17)		(0.36)		(0.26)
Net asset value, end of period	$10.11		$10.02		$9.96
Total return (ii)	2.6%		4.4%		2.1%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$3,113		$422		$424
Ratio of expenses to average net assets	1.75	%(x)	1.75	%(xi)	1.75	%(xii)
Ratio of net investment income to average net assets	2.48%		3.54%		3.71%
Portfolio turnover rate	54.73%		206.8%		171.22%

THE ALGER FUNDS

Financial Highlights for a share outstanding throughout the year

ALGER GROWTH OPPORTUNITIES FUND	CLASS A		CLASS C		CLASS I
	From 3/3/08 (commencement of operations) to 4/30/08 (iii)		From 3/3/08 (commencement of operations) to 4/30/08 (iii)		From 3/3/08 (commencement of operations) to 4/30/08 (iii)
INCOME FROM INVESTMENT OPERATIONS
Net asset value, beginning of period	$10.00		$10.00		$10.00
Net investment income (loss) (i)	(0.01)		(0.02)		(0.01)
Net realized and unrealized gain (loss) on investments	0.39		0.38		0.39
Total from investment operations	0.38		0.36		0.38
Net asset value, end of period	$10.38		$10.36		$10.38
Total return (ii)	3.8%		3.6%		3.8%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$463		$192		$1,873
Ratio of expenses to average net assets	1.50	%(iv)	2.25	%(v)	1.25	%(vi)
Ratio of net investment income to average net assets	(0.95)%		(1.74)%		(0.74)%
Portfolio turnover rate	3.05%		3.05%		3.05%

(i)  Amount was computed based on average shares outstanding during the period.

(ii)  Does not reflect the effect of any sales charges.

(iii)  (Unaudited) ratios have been annualized; total return and portfolio turnover rate have not been annualized.

(iv)  Amount has been reduced by 2.83% due to expense reimbursements.

(v)  Amount has been reduced by 1.88% due to expense reimbursement.

(vi)  Amount has been reduced by 1.99% due to expense reimbursement.

See Notes to Financial Statements.

THE ALGER FUNDS

Financial Highlights for a share outstanding throughout the year

ALGER MONEY MARKET FUND

	Six months ended 4/30/08 (iii)	Year ended 10/31/07	Year ended 10/31/06	Year ended 10/31/05	Year ended 10/31/04	Year ended 10/31/03
INCOME FROM INVESTMENT OPERATIONS
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (loss) (i)	0.0131	0.0419	0.0374	0.0188	0.0039	0.0033
Dividends from net investment income	(0.0131)	(0.0419)	(0.0374)	(0.0188)	(0.0039)	(0.0033)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return (ii)	1.3%	4.3%	3.8%	1.9%	0.4%	0.3%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$56,149	$54,207	$55,068	$61,570	$80,528	$115,935
Ratio of expenses to average net assets	0.85%	0.88%	0.90%	0.90%	0.77%	0.82%
Ratio of net investment income to average net assets	2.60%	4.20%	3.78%	1.84%	0.37%	0.34%

(i)  Amount was computed based on average shares outstanding during the period.

(ii)  Does not reflect the effect of any sales charges.

(iii)  Unaudited. Ratios have been annualized; total return has not been annualized.

See Notes to Financial Statements.

THE ALGER FUNDS |

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 — General:

The Alger Funds (the "Trust") is a diversified, open-end registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. The Trust operates as a series company currently issuing an unlimited number of shares of beneficial interest in ten funds—LargeCap Growth Fund, SmallCap Growth Fund, Balanced Fund, MidCap Growth Fund, Capital Appreciation Fund, Health Sciences Fund, SmallCap and MidCap Growth Fund, Core Fixed-Income Fund, Growth Opportunities Fund and Money Market Fund (collectively, the "Funds" or individually, each a "Fund"). The LargeCap Growth Fund, SmallCap Growth Fund, MidCap Growth Fund, Capital Appreciation Fund, Health Sciences Fund, SmallCap and MidCap Growth Fund and Growth Opportunities Fund normally invest primarily in equity securities and each has an investment objective of long-term capital appreciation. The Balanced Fund's investment objectives are current income and long-term capital appreciation which it seeks to achieve through investing in equity and fixed income securities. The Core Fixed-Income Fund's investment objective is current income consistent with the preservation of capital value, which it seeks by investing in fixed-income securities. The Money Market Fund's investment objective is high current income which it seeks to achieve by investing in short-term instruments.

Each Fund, other than the Money Market Fund and the Growth Opportunities Fund does not offer Class B shares, offers Class A, Class B and Class C shares. Class A shares are generally subject to an initial sales charge while Class B and C shares are generally subject to a deferred sales charge. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month in which the order to purchase was accepted. The conversion is completed without the imposition of any sales charges or other fees. The SmallCap and MidCap Growth Fund and the Growth Opportunities Fund, also offer Class I shares that are sold to institutional investors without an initial or deferred sales charge. Each class has identical rights to assets and earnings except each share class bears the cost for its plan of distribution and transfer agency services.

NOTE 2 — Significant Accounting Policies:

(a) Investment Valuation: Investments of the Funds, other than the Money Market Fund, are valued on each day the New York Stock Exchange (the "NYSE") is open as of the close of the NYSE (normally 4:00 p.m. Eastern time). Securities for which such information is readily available are valued at the last reported sales price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the absence of reported sales, securities are valued at a price within the bid and asked price or, in the absence of a recent bid or asked price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.

THE ALGER FUNDS |

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Securities for which market quotations are not readily available are valued at fair value, as determined in good faith pursuant to procedures established by the Board of Trustees.

Securities in which the Funds invest may be traded in markets that close before the close of the NYSE. Developments that occur between the close of the foreign markets and the close of the NYSE (normally 4:00 p.m. Eastern time) may result in adjustments to the closing prices to reflect what the investment manager, pursuant to policies established by the Board of Trustees, believes to be the fair value of these securities as of the close of the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but the Funds are open.

The investments of the Money Market Fund, and short-term securities held by the other Funds having a remaining maturity of sixty days or less, are valued at amortized cost which approximates market value. Shares of mutual funds are valued at the net asset value of the underlying mutual fund.

Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157) defines fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The Fund does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements reported in the statement of operations for a fiscal period. These inputs are summarized in the three broad levels listed below:

•  Level 1 – quoted prices in active markets for identical securities

•  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Recent Accounting Pronouncements

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("FAS 161"). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures

THE ALGER FUNDS |

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

about the Fund's derivative and hedging activities, including how such activities are accounted for and their effect on the Fund's financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund's financial statements and related disclosures.

(b) Securities Transactions and Investment Income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis.

Premiums and discounts on debt securities purchased are amortized or accreted over the lives of the respective securities.

(c) Foreign Currency Translations: The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the prevailing rates of exchange on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of such transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from the disposition of foreign currencies, currency gains and losses realized between the trade dates and settlement dates of security transactions, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included in realized and unrealized gain or loss on investments in the Statements of Operations.

(d) Option Contracts: When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

The Funds may also purchase put and call options. Purchasing call and put options tends to decrease the Fund's exposure to the underlying instrument. The Fund pays

THE ALGER FUNDS |

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

a premium which is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying security to determine the realized gain or loss.

(e) Lending of Fund Securities: The Funds may lend their securities to financial institutions, provided that the market value of the securities loaned will not at any time exceed one third of the Fund's total assets, as defined. The Funds earn fees on the securities loaned. In order to protect against the risk of failure by the borrower to return the securities loaned or any delay in the delivery of such securities, the loan is collateralized by cash, letters of credit or U.S. Government securities that are maintained in an amount equal to at least 100 percent of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Funds and any required additional collateral is delivered to the Funds on the next business day. There were no securities on loan during the six-months ended April 30, 2008.

(f) Dividends to Shareholders: Dividends payable to shareholders are recorded on the ex-dividend date.

The Money Market Fund declares dividends daily from net investment income; the Core Fixed-Income Fund declares dividends monthly from net investment income; such dividends are paid monthly. The dividends from net investment income of the other Funds are declared and paid annually.

With respect to all Funds, dividends from net realized gains, offset by any loss carryforward, are declared and paid annually after the end of the fiscal year in which earned.

Each class is treated separately in determining the amounts of dividends of net investment income payable to holders of its shares.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules. Therefore, the source of the Funds' distributions may be shown in the accompanying financial statements as either from, or in excess of, net investment income, net realized gain on investment transactions, or return of capital, depending on the type of book/tax differences that may exist. Capital accounts within the financial statements are adjusted for permanent book/tax differences. Reclassifications result primarily from the differences in tax treatment of net operating losses, foreign currency transactions and premium/discount of debt securities. The reclassifications had no

THE ALGER FUNDS |

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

impact on the net asset values of the Funds and are designed to present the Funds' capital accounts on a tax basis.

(g) Federal Income Taxes: It is each Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income to its shareholders. Provided a Fund maintains such compliance, no federal income tax provision is required. Each Fund is treated as a separate entity for the purpose of determining such compliance.

(h) Allocation Methods: The Trust accounts separately for the assets, liabilities and operations of each Fund. Expenses directly attributable to each Fund are charged to that Fund's operations; expenses which are applicable to all Funds are allocated among them based on net assets. Income, realized and unrealized gains and losses, and expenses of each Fund, other than the Money Market Fund, are allocated among the Fund's classes based on relative net assets, with the exception of distribution fees and transfer agency fees.

(i) Indemnification: The Trust enters into contracts that contain a variety of indemnification provisions. The Trust's maximum exposure under these arrangements is unknown. The Trust does not anticipate recognizing any loss related to these arrangements.

(j) Other: These financial statements have been prepared in accordance with U.S. generally accepted accounting principles, which require using estimates and assumptions that affect the reported amounts therein. Actual results may differ from those estimates.

NOTE 3 — Investment Advisory Fees and Other Transactions with Affiliates:

(a) Investment Advisory and Administration Fees: Fees incurred by each Fund, pursuant to the provisions of its Investment Advisory Agreement and its Administration Agreement with Fred Alger Management, Inc. (Alger Management), are payable monthly and computed based on the value of the average daily net assets of each Fund, at the following rates:

	Advisory Fee	Administration Fee through March 16, 2008	Administration Fee Effective March 17, 2008
LargeCap Growth Fund	.710%	.0400%	.0275%
SmallCap Growth Fund	.810	.0400	.0275
Balanced Fund	.710	.0400	.0275
MidCap Growth Fund	.760	.0400	.0275

THE ALGER FUNDS |

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	Advisory Fee	Administration Fee through March 16, 2008	Administration Fee Effective March 17, 2008
Capital Appreciation Fund	.810	.0400	.0275%
Health Sciences Fund	.810	.0400	.0275
SmallCap and MidCap Growth Fund	.810	.0400	.0275
Core Fixed-Income Fund	.335	.0400	.0275
Growth Opportunities Fund	.850	.0275	.0275
Money Market Fund	.460	.0400	.0275

Prior to September 12, 2006, Alger Management provided both advisory services and administrative services to each Fund pursuant to a separate investment management agreement with each Fund.

Alger Management has established an expense cap for the Growth Opportunities Fund effective March 3, 2008 and the Core Fixed-Income Fund effective March 1, 2006. Alger Management will reimburse these Funds if annualized operating expenses exceed 1.25% of average daily net assets for Class I shares, 1.50% of average daily net assets for Class A shares and 2.25% of average daily net assets for Class C shares, for the Growth Opportunities Fund; and 1.00% of average daily net assets for Class A and 1.75% of average daily net assets for Class B and Class C for the Core Fixed-Income Fund. Alger Management has contractually agreed to extend each expense cap through February 28, 2009. As part of the settlement with the New York Attorney General (see Note 8—Litigation) Alger Management has agreed to reduce its advisory fee through November 30, 2011, to 0.62% for the Alger Balanced Fund. For the period ended October 31, 2007, Alger Management reimbursed the Balanced Fund, Core Fixed-Income Fund, and the Growth Opportunities Fund $42,708, $20,096 and $6,550, respectively.

(b) Distribution Fees: Class A Shares: Effective March 1, 2007, the Class A shares of each Fund adopted a distribution plan pursuant to which each Fund pays Fred Alger & Company, Incorporated, the Fund's distributor (the "Distributor" or "Alger Inc.") and an affiliate of Alger Management, a fee at the annual rate of .25% of the respective average daily net assets of the Class A shares of the designated Funds to compensate the Distributor for its activities and expenses incurred in distributing the Class A shares. Fees charged may be more or less than the expenses incurred by the Distributor.

Class B Shares: The Trust has adopted an Amended and Restated Plan of Distribution pursuant to which Class B shares of each Fund, other than the Money Market Fund, reimburse the Distributor for costs and expenses incurred by the

THE ALGER FUNDS |

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Distributor in connection with advertising, marketing and selling the Class B shares. Through February 28, 2007, the distribution fee was not to exceed an annual rate of .75% of the respective average daily net assets of the Class B shares of the designated Funds. Effective March 1, 2007, the maximum distribution fee was increased to 1%. If in any month, the costs incurred by the Distributor relating to the Class B shares are in excess of the distribution fees charged to the Class B shares of the Funds, the excess may be carried forward, with interest, and sought to be reimbursed in future periods. As of April 30, 2008, such excess carried forward was approximately $16,658,000, $14,470,000, $4,081,000, $11,043,000, $20,168,000, $1,523,000, $653,000 and $10,000 for Class B shares of the LargeCap Growth Fund, the SmallCap Growth Fund, the Balanced Fund, the MidCap Growth Fund, the Capital Appreciation Fund, the Health Sciences Fund, the SmallCap and MidCap Growth Fund, and the Core Fixed-Income Fund, respectively. Contingent deferred sales charges imposed on redemptions of Class B shares will reduce the amount of distribution expenses for which reimbursement may be sought. See Note 3(c) below.

Class C Shares: The Trust has adopted a Distribution Plan pursuant to which Class C shares of each Fund, other than the Money Market Fund, paid the Distributor a fee at the annual rate of .75% of the respective average daily net assets of the Class C shares of the designated Funds to compensate the Distributor for its activities and expenses incurred in distributing the Class C shares. Effective March 1, 2007, the Distribution fee was increased to 1% for all Funds except the Balanced Fund and Health Sciences Fund which was increased to 1% on May 24, 2007 and September 12, 2007, respectively. The fees charged may be more or less than the expenses incurred by the Distributor.

(c) Sales Charges: Purchases and sales of shares of the Funds, other than the Money Market Fund, may be subject to initial sales charges or contingent deferred sales charges. For the six months ended April 30, 2008, the initial sales charges and contingent deferred sales charges retained by the Distributor were approximately $38,900 and $395,462, respectively. The contingent deferred sales charges are used by the Distributor to offset distribution expenses previously incurred. Sales charges do not represent expenses of the Trust.

(d) Brokerage Commissions: During the six months ended April 30, 2008, the LargeCap Growth Fund, the SmallCap Growth Fund, the Balanced Fund, the MidCap Growth Fund, the Capital Appreciation Fund, the Health Sciences Fund, the SmallCap and MidCap Growth Fund and the Growth Opportunities Fund paid the Distributor commissions of $261,406, $138,043, $23,705, $783,837, $516,503, $212,056, $228,861 and $112 respectively, in connection with securities transactions.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

(e) Shareholder Administrative Fees and Expenses: The Trust has entered into a shareholder administrative services agreement with Alger Management to compensate Alger Management on a per account basis for its liaison and administrative oversight of Boston Financial Data Services, Inc., the transfer agent for the Funds ("BFDS") and other related services. During the six months ended April 30, 2008, the LargeCap Growth Fund, the SmallCap Growth Fund, the Balanced Fund, the MidCap Growth Fund, the Capital Appreciation Fund, the Health Sciences Fund, the SmallCap and MidCap Growth Fund, the Core Fixed-Income Fund, the Growth Opportunities Fund and the Money Market Fund incurred fees of $63,213, $78,373, $16,112, $67,255, $108,669, $27,667, $42,632, $383, $16 and $9,784, respectively, for these services provided by Alger Management which are included in the transfer agent fees and expenses in the Statement of Operations.

(f) Trustee Fees: Each Fund pays each Trustee who is not affiliated with the Advisor or its affiliates $500 for each meeting attended, to a maximum of $2,000 per annum. The Chairman of the Board of Trustees receives an additional annual fee of $10,000 which is paid, pro rata, by all funds managed by Alger Management. Additionally, each member of the audit committee receives an additional $50 from each Fund for each audit committee meeting attended, to a maximum of $200 per annum.

(g) Other Transactions With Affiliates: Certain trustees and officers of the Trust are directors and officers of Alger Management and the Distributor. At April 30, 2008, Alger Management and its affiliates owned 200,000 shares and 175,300 shares of the Growth Opportunities Fund and the Core Fixed-Income Fund respectively.

NOTE 4 — Securities Transactions:

The following summarizes the securities transactions by the Trust, other than short-term securities, for the six months ended April 30, 2008:

	PURCHASES	SALES
LargeCap Growth Fund	$337,573,663	$353,260,750
SmallCap Growth Fund	137,997,910	160,628,232
Balanced Fund	35,193,043	43,138,559
MidCap Growth Fund	984,504,893	997,929,729
Capital Appreciation Fund	856,795,672	713,444,454
Health Sciences Fund	323,528,678	265,602,569
SmallCap and MidCap Growth Fund	407,226,523	148,534,808
Core Fixed-Income Fund	7,366,742	2,772,882
Growth Opportunities Fund	2,022,748	59,478

THE ALGER FUNDS |

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

As of April 30, 2008, the Alger MidCap Growth Fund had portfolio securities valued at $8,943,470, segregated as collateral for written options.

Written call and put option activity for the six months ended April 30, 2008, was as follows:

	NUMBER OF CONTRACTS	PREMIUMS RECEIVED
ALGER MIDCAP GROWTH FUND
Options outstanding at October 31, 2007	180	$646,020
Options written	15,633	7,684,256
Options closed or expired	(14,090)	(6,233,097)
Options exercised	—	—
Options outstanding at October 31, 2008	1,723	$2,097,179
ALGER CAPITAL APPRECIATION FUND
Options outstanding at October 31, 2007	—	$—
Options written	4,389	1,851,649
Options closed or expired	(4,389)	(1,851,649)
Options exercised	—	—
Options outstanding at October 31, 2008	—	$—

NOTE 5 — Lines of Credit:

The Trust participated in $50 million committed lines of credit with other mutual funds managed by Alger Management through March 14, 2008. All borrowings had variable interest rates and were payable on demand.

With the exception of the Capital Appreciation Fund, the Health Sciences Fund and the SmallCap and MidCap Growth Fund, the Trust borrowed under such lines of credit exclusively for temporary or emergency purposes. The Capital Appreciation Fund, the Health Sciences Fund and the SmallCap and MidCap Growth Fund, may have each borrow under these lines up to 1/3 of the value of their assets, to purchase additional securities. To the extent the Capital Appreciation Fund, the Health Sciences Fund and the SmallCap and MidCap Growth Fund borrowed under these lines, they must pledge securities with a total value of at least twice the amount borrowed. Effective March 17, 2008, the Funds borrows from its custodian on an uncommitted basis.

THE ALGER FUNDS |

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

For the six months ended April 30, 2008, the Trust had the following borrowings:

	AVERAGE BORROWING	WEIGHTED AVERAGE INTEREST RATE
MidCap Growth Fund	$170,379	4.14%
Capital Appreciation Fund	4,396	5.13
Core Fixed-Income Fund	9,687	4.67

NOTE 6 — Share Capital:

The Trust has an unlimited number of authorized shares of beneficial interest of $.001 par value which are presently divided into ten series. Each series, other than the Money Market Fund, is divided into separate classes. The transactions of shares of beneficial interest were as follows:

	FOR THE SIX MONTHS ENDED APRIL 30, 2008		FOR THE YEAR ENDED OCTOBER 31, 2007
	SHARES	AMOUNT	SHARES	AMOUNT
ALGER LARGECAP GROWTH FUND
Class A:
Shares sold	2,535,732	$34,751,447	3,414,751	$43,547,917
Shares converted from Class B	1,823,851	21,577,197	2,409,346	29,857,182
Shares redeemed	(2,850,661)	(36,136,724)	(4,185,654)	(51,172,813)
Net increase	1,508,922	$20,191,920	1,638,443	$22,232,286
Class B:
Shares sold	861,942	$10,195,175	1,075,565	$12,070,203
Shares converted to Class A	(1,661,086)	(21,577,196)	(2,633,772)	(29,857,182)
Shares redeemed	(1,072,799)	(10,656,404)	(4,181,311)	(46,577,253)
Net decrease	(1,871,943)	$(22,038,425)	(5,739,518)	$(64,364,232)
Class C:
Shares sold	631,017	$7,395,217	667,906	$7,799,132
Shares redeemed	(508,023)	(5,873,343)	(1,133,317)	(12,781,836)
Net increase (decrease)	122,994	$1,521,874	(465,411)	$(4,982,704)

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	FOR THE SIX MONTHS ENDED APRIL 30, 2008		FOR THE YEAR ENDED OCTOBER 31, 2007
	SHARES	AMOUNT	SHARES	AMOUNT
ALGER SMALLCAP GROWTH FUND
Class A:
Shares sold	9,790,578	$67,484,351	41,213,195	$285,785,530
Shares converted from Class B	607,684	3,914,124	1,106,874	7,641,192
Shares redeemed	(12,608,868)	(85,100,919)	(17,210,375)	(122,344,304)
Net increase (decrease)	(2,210,606)	$(13,702,444)	25,109,694	$171,082,418
Class B:
Shares sold	248,238	$1,569,812	910,888	$5,683,981
Shares converted to Class A	(551,160)	(3,914,124)	(1,214,413)	(7,641,192)
Shares redeemed	(652,720)	(3,762,788)	(1,841,640)	(11,687,425)
Net decrease	(955,642)	$(6,107,100)	(2,145,165)	$(13,644,636)
Class C:
Shares sold	353,783	$2,282,929	4,077,304	$25,550,902
Shares redeemed	(1,105,529)	(6,809,244)	(679,670)	(4,435,017)
Net increase (decrease)	(751,746)	$(4,526,315)	3,397,634	$21,115,885
ALGER BALANCED FUND
Class A:
Shares sold	178,847	$4,217,988	208,178	$4,670,654
Shares converted from Class B	230,608	5,156,526	204,865	4,676,830
Dividends reinvested	12,404	289,641	18,395	396,969
Shares redeemed	(245,968)	(5,603,408)	(1,026,633)	(22,543,299)
Net increase (decrease)	175,891	$4,060,747	(595,195)	$(12,798,846)
Class B:
Shares sold	67,722	$1,489,274	146,721	$3,274,383
Dividends reinvested	9,418	216,609	13,438	285,295
Shares converted to Class A	(226,601)	(5,156,526)	(208,996)	(4,676,830)
Shares redeemed	(330,827)	(7,322,217)	(969,897)	(21,202,100)
Net decrease	(480,288)	$(10,772,860)	(1,018,734)	$(22,319,252)
Class C:
Shares sold	57,619	$1,277,452	53,080	$1,197,869
Dividends reinvested	3,409	78,636	4,927	105,047
Shares redeemed	(81,440)	(1,833,572)	(431,174)	(9,309,561)
Net decrease	(20,412)	$(477,484)	(373,167)	$(8,006,645)

THE ALGER FUNDS |

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	FOR THE SIX MONTHS ENDED APRIL 30, 2008		FOR THE YEAR ENDED OCTOBER 31, 2007
	SHARES	AMOUNT	SHARES	AMOUNT
ALGER MIDCAP GROWTH FUND
Class A:
Shares sold	12,191,318	$108,187,703	12,317,821	$121,900,933
Shares converted from Class B	1,627,839	12,520,821	1,755,625	16,659,060
Dividends reinvested	6,160,531	55,013,537	3,097,727	26,455,593
Shares redeemed	(10,252,127)	(88,421,421)	(13,643,760)	(127,890,005)
Net increase	9,727,561	$87,300,640	3,527,413	$37,125,581
Class B:
Shares sold	1,928,971	$14,735,469	2,475,812	$20,669,297
Dividends reinvested	3,953,279	30,519,317	2,367,397	18,063,241
Shares converted to Class A	(1,413,519)	(12,520,821)	(1,965,917)	(16,659,060)
Shares redeemed	(2,936,334)	(20,572,239)	(7,452,078)	(62,722,394)
Net increase (decrease)	1,532,397	$12,161,726	(4,574,786)	$(40,648,916)
Class C:
Shares sold	2,676,751	$20,401,180	1,924,194	$16,676,448
Dividends reinvested	1,111,011	8,554,785	561,661	4,274,237
Shares redeemed	(1,553,893)	(12,108,814)	(2,617,013)	(22,092,217)
Net increase (decrease)	2,233,869	$16,847,151	(131,158)	$(1,141,532)
ALGER CAPITAL APPRECIATION FUND
Class A:
Shares sold	20,589,747	$296,826,721	16,842,243	$231,328,387
Shares converted from Class B	2,541,790	33,058,194	2,166,545	28,622,638
Shares redeemed	(9,021,513)	(124,189,003)	(3,967,556)	(51,551,279)
Net increase	14,110,024	$205,695,912	15,041,232	$208,399,746
Class B:
Shares sold	798,947	$10,417,002	1,350,613	$16,277,849
Shares converted to Class A	(2,325,556)	(33,058,194)	(2,356,464)	(28,622,638)
Shares redeemed	(1,668,672)	(18,900,419)	(3,624,018)	(42,528,657)
Net decrease	(3,195,281)	$(41,541,611)	(4,629,869)	$(54,873,446)
Class C:
Shares sold	3,065,656	$40,309,469	3,808,289	$47,978,086
Shares redeemed	(785,184)	(9,857,253)	(663,221)	(7,894,714)
Net increase	2,280,472	$30,452,216	3,145,068	$40,083,372

THE ALGER FUNDS |

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	FOR THE SIX MONTHS ENDED APRIL 30, 2008		FOR THE YEAR ENDED OCTOBER 31, 2007
	SHARES	AMOUNT	SHARES	AMOUNT
ALGER HEALTH SCIENCES FUND
Class A:
Shares sold	6,677,318	$120,092,375	5,302,724	$97,932,709
Shares converted from Class B	37,926	643,704	52,327	954,730
Dividends reinvested	729,168	13,358,370	263,528	4,522,135
Shares redeemed	(3,518,589)	(59,184,481)	(2,326,451)	(42,296,218)
Net increase	3,925,823	$74,909,968	3,292,128	$61,113,356
Class B:
Shares sold	222,378	$3,773,177	256,509	$4,545,584
Dividends reinvested	70,238	1,226,360	42,682	705,960
Shares converted to Class A	(36,141)	(643,704)	(54,436)	(954,730)
Shares redeemed	(94,087)	(1,567,851)	(370,541)	(6,473,843)
Net increase (decrease)	162,388	$2,787,982	(125,786)	$(2,177,029)
Class C:
Shares sold	1,730,174	$29,842,685	1,499,223	$26,856,807
Dividends reinvested	193,874	3,385,044	84,574	1,398,848
Shares redeemed	(359,393)	(5,947,850)	(554,507)	(9,748,745)
Net increase	1,564,655	$27,279,879	1,029,290	$18,506,910
ALGER SMALLCAP AND MIDCAP GROWTH FUND
Class A:
Shares sold	18,556,085	$290,205,615	14,934,048	$239,954,236
Shares converted from Class B	39,549	602,245	21,247	332,142
Dividends reinvested	227,285	3,795,653	107,112	1,480,293
Shares redeemed	(5,226,699)	(80,181,617)	(2,011,427)	(31,022,944)
Net increase	13,596,220	$214,421,896	13,050,980	$210,743,727
Class B:
Shares sold	190,856	$2,874,544	505,628	$7,590,993
Dividends reinvested	11,073	176,722	23,843	317,349
Shares converted to Class A	(37,774)	(602,245)	(22,111)	(332,142)
Shares redeemed	(90,710)	(1,298,620)	(110,571)	(1,656,532)
Net increase	73,445	$1,150,401	396,789	$5,919,668
Class C:
Shares sold	1,749,987	$26,848,754	1,878,622	$28,786,967
Dividends reinvested	37,339	596,308	36,900	491,137
Shares redeemed	(328,864)	(4,726,633)	(115,192)	(1,746,623)
Net increase	1,458,462	$22,718,429	1,800,330	$27,531,481

THE ALGER FUNDS |

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	FOR THE SIX MONTHS ENDED APRIL 30, 2008		FOR THE YEAR ENDED OCTOBER 31, 2007
	SHARES	AMOUNT	SHARES	AMOUNT
ALGER SMALLCAP AND MIDCAP GROWTH FUND (Continued)
Class I:*
Shares sold	2,528,576	$38,527,190	170,433	$3,012,475
Dividends reinvested	8,416	140,887	—	—
Shares redeemed	(193,931)	(2,903,152)	(5,267)	(93,254)
Net increase	2,343,061	$35,764,925	165,166	$2,919,221
ALGER CORE FIXED-INCOME FUND
Class A:
Shares sold	728,721	$7,343,805	307,708	$3,046,263
Shares converted from Class B	4,016	40,450	2,307	22,896
Dividends reinvested	5,805	58,502	11,202	111,326
Shares redeemed	(325,990)	(3,250,384)	(362,104)	(3,598,804)
Net increase (decrease)	412,552	$4,192,373	(40,887)	$(418,319)
Class B:
Shares sold	86,642	$873,006	47,980	$478,078
Dividends reinvested	660	6,646	1,416	14,074
Shares converted to Class A	(4,009)	(40,450)	(2,309)	(22,896)
Shares redeemed	(27,074)	(269,595)	(14,915)	(148,169)
Net increase	56,219	$569,607	32,172	$321,087
Class C:
Shares sold	287,792	$2,909,733	37,273	$369,591
Dividends reinvested	1,181	11,935	1,581	15,704
Shares redeemed	(23,070)	(226,080)	(39,254)	(389,289)
Net increase (decrease)	265,903	$2,695,588	(400)	$(3,994)
ALGER GROWTH OPPORTUNITIES FUND**
Class A:
Shares sold	44,653	$457,719	—	$—
Class C:
Shares sold	18,479	$187,713	—	$—
Class I:
Shares sold	180,479	$1,805,000	—	$—

THE ALGER FUNDS |

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	FOR THE SIX MONTHS ENDED APRIL 30, 2008		FOR THE YEAR ENDED OCTOBER 31, 2007
	SHARES	AMOUNT	SHARES	AMOUNT
ALGER MONEY MARKET FUND
Shares sold	22,786,009	$22,786,009	35,074,772	$35,074,772
Dividends reinvested	706,075	706,075	2,208,640	2,208,640
Shares redeemed	(21,549,670)	(21,549,670)	(38,144,773)	(38,144,773)
Net increase	1,942,414	$1,942,414	(861,361)	$(861,361)

*  Initially offered August 6, 2007.

**  Initially offered March 3, 2008.

NOTE 7 — Tax Character of Distributions to Shareholders:

The tax character of distributions paid during the six months ended April 30, 2008 and the year ended October 31, 2007 were as follows:

	SIX MONTHS ENDED APRIL 30, 2008	YEAR ENDED OCTOBER 31, 2007
LARGECAP GROWTH FUND
Distributions paid from:
Ordinary Income	—	—
Long-term capital gain	—	—
Total distributions paid	—	—
SMALLCAP GROWTH FUND
Distributions paid from:
Ordinary Income	—	—
Long-term capital gain	—	—
Total distributions paid	—	—
BALANCED FUND
Distributions paid from:
Ordinary Income	$863,850	$1,101,222
Long-term capital gain	—	—
Total distributions paid	$863,850	$1,101,222
MIDCAP GROWTH FUND
Distributions paid from:
Ordinary Income	$118,453,642	$32,099,178
Long-term capital gain	6,427,983	33,270,970
Total distributions paid	$124,881,625	$65,370,148
CAPITAL APPRECIATION FUND
Distributions paid from:
Ordinary Income	—	—
Long-term capital gain	—	—
Total distributions paid	—	—
HEALTH SCIENCES FUND
Distributions paid from:
Ordinary Income	$18,485,807	$1,400,122
Long-term capital gain	5,125,250	7,401,655
Total distributions paid	$23,611,057	$8,801,777

THE ALGER FUNDS |

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	SIX MONTHS ENDED APRIL 30, 2008	YEAR ENDED OCTOBER 31, 2007
SMALLCAP AND MIDCAP GROWTH FUND
Distributions paid from:
Ordinary Income	$89,941	—
Long-term capital gain	5,908,421	$2,733,323
Total distributions paid	$5,998,362	$2,733,323
CORE FIXED-INCOME FUND
Distributions paid from:
Ordinary Income	$124,273	$154,775
Long-term capital gain	—	—
Total distributions paid	$124,273	$154,775
GROWTH OPPORTUNITIES FUND
Distributions paid from:
Ordinary Income	—	—
Long-term capital gain	—	—
Total distributions paid	—	—
MONEY MARKET FUND
Distributions paid from:
Ordinary Income	$725,870	$2,276,793
Long-term capital gain	—	—
Total distributions paid	$725,870	$2,276,793

As of October 31, 2007, the components of distributable earnings on a tax basis were as follows:

LARGECAP GROWTH FUND
Undistributed ordinary income	—
Undistributed long-term gain	—
Unrealized appreciation	$68,428,985
SMALLCAP GROWTH FUND
Undistributed ordinary income	—
Undistributed long-term gain	—
Unrealized appreciation	$112,562,446
BALANCED FUND
Undistributed ordinary income	$691,611
Undistributed long-term gain	—
Unrealized appreciation	$9,805,438
MIDCAP GROWTH FUND
Undistributed ordinary income	$118,450,432
Undistributed long-term gain	$6,422,621
Unrealized appreciation	$114,837,235
CAPITAL APPRECIATION FUND
Undistributed ordinary income	—
Undistributed long-term gain	—
Unrealized appreciation	$82,060,617

THE ALGER FUNDS |

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

HEALTH SCIENCES FUND
Undistributed ordinary income	$18,485,345
Undistributed long-term gain	$5,124,618
Unrealized appreciation	$25,978,416
SMALLCAP AND MIDCAP GROWTH FUND
Undistributed ordinary income	$89,637
Undistributed long-term gain	$5,906,664
Unrealized appreciation	$51,254,155
CORE FIXED-INCOME FUND
Undistributed ordinary income	$25,013
Undistributed long-term gain	—
Unrealized appreciation	$11,341
MONEY MARKET FUND
Undistributed ordinary income	$—
Undistributed long-term gain	—
Unrealized appreciation	—

The difference between book basis and tax basis unrealized appreciation is determined annually and is attributable primarily to the tax deferral of losses on wash sales.

At October 31, 2007, the Funds, for federal income tax purposes, had capital loss carryforwards which expire as set forth in the table below. These amounts may be applied against future net realized gains until the earlier of their utilization or expiration.

EXPIRATION DATE

	2009		2010	2011	2012	TOTAL
LargeCap Growth Fund	$		$113,790,122	$21,526,122	—	$135,316,244
SmallCap Growth Fund		$5,314,206	$30,152,501	—	—	$35,466,707
Balanced Fund		—	$9,077,300	$2,892,067	—	$11,969,367
Capital Appreciation Fund		$131,767,356	$204,820,909	—	—	$336,588,265
Money Market Fund		$216,474	—	—	$640	$217,114

NOTE 8 — Litigation:

Alger Management has responded to inquiries, document requests and/or subpoenas from various regulatory authorities, in connection with their investigations of practices in the mutual fund industry identified as "market timing" and "late trading." On October 11, 2006, Alger Management, Alger Inc. and Alger Shareholder Services, Inc. executed an Assurance of Discontinuance with the Office of the New York State Attorney General ("NYAG"). On January 18, 2007 the Securities and Exchange Commission issued an order implementing settlements reached with Alger Management and Alger Inc. As part of the settlements with the Commission and the NYAG, without admitting or denying liability, the firms paid $30 million to reimburse fund shareholders and a fine of $10 million; and agreed to certain

THE ALGER FUNDS |

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

other remedial measures including a reduction in management fees of $1 million per year for five years. The entire $40 million and fee reduction will be available for the benefit of investors. Alger Management has advised the Funds that the settlement has not adversely affected the operations of Alger Management, Alger Inc. or their affiliates, or adversely affect their ability to continue to provide services to the Funds.

On August 31, 2005, the West Virginia Securities Commissioner (the "WVSC") in an ex parte Summary Order to Cease and Desist and Notice of Right to Hearing concluded that Alger Management and Alger Inc. had violated the West Virginia Uniform Securities Act (the "WVUSA"), and ordered Alger Management and Alger Inc. to cease and desist from further violations of the WVUSA by engaging in the market-timing related conduct described in the order. The ex parte order provided notice of their right to a hearing with respect to the violations of law asserted by the WVSC. Other firms unaffiliated with Alger Management were served with similar orders. Alger Management and Alger Inc. intend to request a hearing for the purpose of seeking to vacate or modify the order.

In addition, in 2003 and 2004 several purported class actions and shareholder derivative suits were filed against various parties in the mutual fund industry, including Alger Management, certain mutual funds managed by Alger Management (the "Alger Mutual Funds"), and certain current and former Alger Mutual Fund trustees and officers, alleging wrongful conduct related to market-timing and late-trading by mutual fund shareholders. These cases were transferred to the U.S. District Court of Maryland by the Judicial Panel on Multidistrict Litigation for consolidated pre-trial proceedings. In September 2004, consolidated amended complaints involving these cases—a Consolidated Amended Fund Derivative Complaint (the "Derivative Complaint") and two substantially identical Consolidated Amended Class Action Complaints (together, the "Class Action Complaint")—were filed in the Maryland federal district court under the caption number 1:04-MD-15863 (JFM). In April 2005, a civil lawsuit involving similar allegations was filed by the West Virginia Attorney General and also transferred to the Maryland District Court, but such lawsuit has since been withdrawn.

The Derivative Complaint (which was later amended a second time) alleged (i) violations, by Alger Management and, depending on the specific offense alleged, by Alger Inc. and/or the fund trustee defendants, of Sections 36(a), 36(b), 47, and 48 of the Investment Company Act of 1940, as amended, (the "1940 Act") and of Sections 206 and 215 of the Investment Advisers Act of 1940, as amended, breach of fiduciary duty, and breach of contract, (ii) various offenses by other third-party defendants, and (iii) unjust enrichment by all the named defendants. The Class Action Complaint alleged, in addition to the offenses listed above, (i) violations, by Alger Management, Alger Inc., their affiliates, the funds named as defendants, including the Funds, and the current and former fund trustees and officers, of Sections 11, 12(a)(2), and 15 of the Securities Act of 1933, as amended,

THE ALGER FUNDS |

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Sections 10(b) (and Rule 10b-5 thereunder) and 20(a) of the Securities Exchange Act of 1934, as amended, (the "1934 Act"), and Section 34(b) of the Investment Company Act, (ii) breach of contract by the funds named as defendants, and (iii) unjust enrichment of the defendants.

Motions to dismiss the Class Action Complaint and the Derivative Complaint were subsequently filed.

As a result of a series of court orders, all claims in the Class Action Complaint and the Derivative Complaint have been dismissed, other than claims under the 1934 Act against Alger Management, Alger Inc., Alger Associates, Inc. and Alger Shareholder Services, Inc., and certain present and former members of the senior management of Alger Management and/or Alger Inc., and claims under Section 36(b) of the Investment Company Act against Alger Management, Alger Inc., Alger Associates, Inc. and Alger Shareholder Services, Inc.

NOTE 9 — Subsequent Event

On May 13, 2008 the Board of Trustees approved the liquidation of the Core Fixed-Income Fund effective June 27, 2008.

NOTE 10 — Acquisition of Certain Funds of SM&R Investments, Inc.

On December 7, 2007, the LargeCap Growth Fund, SmallCap Growth Fund, and Capital Appreciation Fund (the "Funds") acquired all the net assets of the SM&R Alger Growth Fund, SM&R Alger Small-Cap Fund, and SM&R Alger Aggressive Growth Fund, respectively, (the "Acquired Funds") pursuant to a plan of reorganization approved by the Fund's shareholders on November 26, 2007. The acquisition was accomplished by a tax-free exchange of shares on December 7, 2007 as follows:

	SHARES ISSUED	VALUE
LargeCap Growth Fund — Class A	184,407	$2,585,381
SmallCap Growth Fund — Class A	460,035	3,496,263
Capital Appreciation Fund — Class A	184,313	2,855,003
	SHARES ACQUIRED	VALUE
SM&R ALGER GROWTH FUND
Class A	253,507	1,703,566
Class B	139,528	881,815
SM&R ALGER SMALL-CAP FUND
Class A	375,516	2,730,004
Class B	109,622	766,259
SM&R ALGER AGGRESSIVE GROWTH FUND
Class A	324,568	1,953,896
Class B	161,489	901,107

THE ALGER FUNDS |

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

The Acquired Funds' net assets at that date, including unrealized appreciation, were as follows:

	NET ASSETS	UNREALIZED APPRECIATION
SM&R Alger Growth Fund	$2,585,381	$337,854
SM&R Alger Small-Cap Fund	3,496,263	616,011
SM&R Alger Aggressive Growth Fund	2,855,003	267,396

The combined net assets of the Funds and Acquired Funds immediately after the acquisition were as follows:

FUNDS	ACQUIRED FUNDS	COMBINED NET ASSETS
LargeCap Growth Fund — Class A	SM&R Alger Growth Fund	$231,906,943
SmallCap Growth Fund — Class A	SM&R Alger Small-Cap Fund	471,251,931
Capital Appreciation Fund — Class A	SM&R Alger Aggressive Growth Fund	508,375,334

THE ALGER FUNDS

ADDITIONAL INFORMATION (Unaudited)

Shareholder Expense Example (Unaudited)

As a shareholder of the Fund, you incur two types of costs: transaction costs, if applicable, including sales charges (loads) and redemption fees; and ongoing costs, including management fees, distribution (12b-1) fees, if applicable, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 invested at the beginning of the six-month period starting November 1, 2007 and ending April 30, 2008.

Actual Expenses

The first line for each class of shares in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you would have paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each class of shares in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class of shares and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) and redemption fees. Therefore, the second line under each class of shares in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

THE ALGER FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

Shareholder Expense Example (Continued)

		Beginning Account Value November 1, 2007	Ending Account Value April 30, 2008	Expenses Paid During the Six Months Ended April 30, 2008(b)	Ratio of Expenses to Average Net Assets For the Six Months Ended April 30, 2008(c)
ALGER LARGECAP GROWTH FUND
Class A	Actual	$1,000.00	$884.90	$5.86	1.25%
	Hypothetical(a)	1,000.00	1,018.65	6.27	1.25
Class B	Actual	1,000.00	882.20	9.41	2.01
	Hypothetical(a)	1,000.00	1,014.87	10.07	2.01
Class C	Actual	1,000.00	882.90	9.36	2.00
	Hypothetical(a)	1,000.00	1,014.92	10.02	2.00
ALGER SMALLCAP GROWTH FUND
Class A	Actual	$1,000.00	$819.20	$6.11	1.35%
	Hypothetical(a)	1,000.00	1,018.15	6.77	1.35
Class B	Actual	1,000.00	817.30	9.49	2.10
	Hypothetical(a)	1,000.00	1,014.42	10.52	2.10
Class C	Actual	1,000.00	817.60	9.49	2.10
	Hypothetical(a)	1,000.00	1,014.42	10.52	2.10
ALGER BALANCED FUND
Class A	Actual	$1,000.00	$922.10	$5.69	1.19%
	Hypothetical(a)	1,000.00	1,018.95	5.97	1.19
Class B	Actual	1,000.00	918.90	9.26	1.94
	Hypothetical(a)	1,000.00	1,015.22	9.72	1.94
Class C	Actual	1,000.00	918.80	9.26	1.94
	Hypothetical(a)	1,000.00	1,015.22	9.72	1.94
ALGER MIDCAP GROWTH FUND
Class A	Actual	$1,000.00	$846.40	$5.83	1.27%
	Hypothetical(a)	1,000.00	1,018.55	6.37	1.27
Class B	Actual	1,000.00	842.30	9.25	2.02
	Hypothetical(a)	1,000.00	1,014.82	10.12	2.02
Class C	Actual	1,000.00	841.90	9.25	2.02
	Hypothetical(a)	1,000.00	1,014.82	10.12	2.02
ALGER CAPITAL APPRECIATION FUND
Class A	Actual	$1,000.00	$884.40	$6.18	1.32%
	Hypothetical(a)	1,000.00	1,018.30	6.62	1.32
Class B	Actual	1,000.00	881.50	9.68	2.07
	Hypothetical(a)	1,000.00	1,014.57	10.37	2.07
Class C	Actual	1,000.00	882.10	9.69	2.07
	Hypothetical(a)	1,000.00	1,014.57	10.37	2.07

THE ALGER FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

Shareholder Expense Example (Continued)

		Beginning Account Value November 1, 2007	Ending Account Value April 30, 2008	Expenses Paid During the Six Months Ended April 30, 2008(b)	Ratio of Expenses to Average Net Assets For the Six Months Ended April 30, 2008(c)
ALGER HEALTH SCIENCES FUND
Class A	Actual	$1,000.00	$907.70	$6.02	1.27%
	Hypothetical(a)	1,000.00	1,018.55	6.37	1.27
Class B	Actual	1,000.00	903.40	9.56	2.02
	Hypothetical(a)	1,000.00	1,014.82	10.12	2.02
Class C	Actual	1,000.00	903.90	9.56	2.02
	Hypothetical(a)	1,000.00	1,014.82	10.12	2.02
ALGER SMALLCAP AND MIDCAP GROWTH FUND
Class A	Actual	$1,000.00	$841.70	$5.95	1.30%
	Hypothetical(a)	1,000.00	1,018.40	6.52	1.30
Class B	Actual	1,000.00	838.10	9.96	2.18
	Hypothetical(a)	1,000.00	1,014.02	10.92	2.18
Class C	Actual	1,000.00	838.10	9.46	2.07
	Hypothetical(a)	1,000.00	1,014.57	10.37	2.07
Class I	Actual	1,000.00	841.50	5.77	1.26
	Hypothetical(a)	1,000.00	1,018.60	6.32	1.26
ALGER CORE FIXED-INCOME FUND
Class A	Actual	$1,000.00	$1,029.70	$5.05	1.00%
	Hypothetical(a)	1,000.00	1,019.89	5.02	1.00
Class B	Actual	1,000.00	1,026.20	8.82	1.75
	Hypothetical(a)	1,000.00	1,016.16	8.77	1.75
Class C	Actual	1,000.00	1,026.40	8.82	1.75
	Hypothetical(a)	1,000.00	1,016.16	8.77	1.75
ALGER GROWTH OPPORTUNITIES FUND*
Class A	Actual	$1,000.00	$1,038.00	$2.42	1.50%
	Hypothetical	1,000.00	1,005.55	2.38	1.50
Class C	Actual	1,000.00	1,036.00	3.63	2.25
	Hypothetical	1,000.00	1,004.36	3.57	2.25
Class I	Actual	1,000.00	1,038.00	2.02	1.25
	Hypothetical	1,000.00	1,005.94	1.99	1.25
ALGER MONEY MARKET FUND
	Actual	$1,000.00	$1,012.90	$4.25	0.85%
	Hypothetical(a)	1,000.00	1,020.64	4.27	0.85

*  From March 3, 2008 — commencement of operations.

(a)  5% annual return before expenses.

(b)  Expenses are equal to the annualized expense ratio of the respective share class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

(c)  Annualized.

THE ALGER FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

Proxy Voting Policies

A description of the policies and procedures the Trust uses to determine how to vote proxies relating to portfolio securities and the proxy voting record is available, without charge, by calling (800) 992-3863 or online on the Funds' website at http://www.alger.com or on the SEC's website at http://www.sec.gov.

Fund Holdings

The Funds' most recent month end portfolio holdings are available approximately sixty days after month end on the Funds' website at www.alger.com. The Funds also file their complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The Funds' Forms N-Q is available online on the SEC's website at www.sec.gov or may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. A copy of the most recent quarterly holdings may also be obtained from the Funds by calling (800) 992-3863.

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THE ALGER FUNDS

111 Fifth Avenue
New York, NY 10003
(800) 992-3863
www.alger.com

Investment Manager

Fred Alger Management, Inc.
111 Fifth Avenue
New York, NY 10003

Distributor

Fred Alger & Company, Incorporated
111 Fifth Avenue
New York, NY 10003

Transfer Agent and Dividend Disbursing Agent

Boston Financial Data Services, Inc.
P.O. Box 8480
Boston, MA 02266

This report is submitted for the general information of the shareholders of The Alger Funds. It is not authorized for distribution to prospective investors unless accompanied by an effective Prospectus for the Funds, which contains information concerning the Trust's investment policies, fees and expenses as well as other pertinent information.

Go Paperless with Alger Electronic Delivery Service

Alger is pleased to provide you with the ability to access regulatory materials online. When documents such as prospectuses and annual and semi-annual reports are available, we'll send you an e-mail notification with a convenient link that will take you directly to the fund information on our website. To sign up for this free service, simply enroll at www.icsdelivery.com/alger.

SAA 043008

ITEM 2.  CODE OF ETHICS.
Not applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6.  INVESTMENTS.

Not applicable.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
Not applicable.

ITEM 11.  CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this document.

(b) No changes in the registrant’s internal control over financial reporting occurred during the registrant’s second fiscal quarter of the period covered by this report that materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a) (1) Not applicable

(a) (2) Certifications of principal executive officer and principal financial officer as required by rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

(a) (3) Not applicable

(b) Certifications of principal executive officer and principal financial officer as required by rule 30a-2(b) under the Investment Company Act of 1940 are attached as Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Alger Funds

By:	/s/Dan C. Chung

Dan C. Chung

President

Date: June 17, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Dan C. Chung

Dan C. Chung

President

Date: June 17, 2008

By:	/s/Michael D. Martins

Michael D. Martins

Treasurer

Date: June 17, 2008